Document and Entity Information	6 Months Ended
	Jun. 30, 2012	Aug. 15, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Keyuan Petrochemicals, Inc.
Entity Central Index Key	0001326396
Amendment Flag	true
Amendment Description	We need to file this prospectus to conform the disclosure contained herein to our Annual Report on Form 10-K for the fiscal year ended December 31, 2011, filed on April 13, 2012. This Registration Statement contains a combined prospectus pursuant to Rule 429 under the Securities Act that relates to, among other things, the exercise of warrants that have previously been registered with the Securities and Exchange Commission pursuant to the Company's Registration Statements on Form S-1 (File No's. 3333-167029 and 333-170324). Accordingly, upon effectiveness, this Registration Statement shall act as a post-effective amendment to such previously filed Registration Statements. The information in this Registration Statement updates the information contained in Registration Statement No's. 3333-167029 and 333-170324.
Current Fiscal Year End Date	--12-31
Document Type	S-1
Document Period End Date	Jun 30, 2012
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		57,646,160

Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Current assets:
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
Pledged bank deposits	239,816,494		156,318,066		98,053,146	[3]
Bills receivable	3,309,663		1,574,000		9,194,513	[4]
Accounts receivable	4,014,076	[5]	2,226,288	[5]		[6]
Inventories	73,048,249	[7]	38,945,968	[7]	86,831,556	[1]
Prepayments to suppliers	44,507,626	[8]	15,781,294	[8]	14,071,219	[5]
Income tax receivable
Consumption tax refund receivable	107,023,606	[9]	55,809,560	[9]	39,144,688	[7]
Amounts due from related parties	39,625	[10]	39,350	[10]	5,332,193	[11]
Other current assets	60,646,615	[12]	45,978,428	[12]	28,608,833	[8]
Deferred income tax assets	37,609	[13]	37,348	[13]	469,914	[14]
Total current assets	542,322,732		324,035,319		311,042,303
Property, plant and equipment, net	209,768,917	[15]	190,867,621	[15]	129,781,304	[9]
Intangible assets, net	931,848	[16]	978,503	[16]	1,045,466	[12]
Land use rights	10,920,476	[17]	11,068,762	[17]	11,099,875	[15]
VAT recoverable	2,541,215		2,893,635			[8]
Total assets	766,485,188		529,843,840		452,968,948
Current liabilities:
Short-term bank borrowings	393,534,612	[6]	225,969,421	[6]	135,768,634	[16]
Bills payable	111,267,000		63,550,250		60,224,900	[4]
Current portion of long-term bank borrowings	15,850,000	[18]	15,740,000	[18]	17,445,500	[17]
Accounts payable	79,936,476		97,588,137		92,225,936
Advances from customers	41,202,535	[5]	7,821,623	[5]	10,479,217	[6]
Accrued expenses and other payables	30,254,525	[19]	30,287,946	[19]	18,205,110	[18]
Income taxes payable	1,224,165	[13]	186,326	[13]	10,699,778	[20]
Dividends payable	2,381,759		2,381,759		234,393
Amounts due to related parties	768,313	[10]	621,077	[10]	115,535	[21]
Total current liabilities	676,419,385		444,146,539		345,399,003
Loans payable to bank, non-current					15,170,000	[17]
Total liabilities			444,146,539		360,569,003
Series B convertible preferred stock: Par value: $0.001; Authorized: 8,000,000 shares6% cumulative dividend for one year from insurance, with liquidation preference over common stock, Issued and outstanding:5,333,340 shares in June 30, 2012, in 2011 and 5,400,010 in 2010,Liquidation preference of $20,000,000 in June 30, 2012, in 31 Dec. 2011 and 20,250,000 in 2010.	16,451,552		16,451,552		16,701,565	[19]
Commitments and contingencies		[22]		[22]		[23]
Stockholders’ equity:
Common stock par value:$0.001; Authorized: 100,000,000 shares; Issued and outstanding: 57,646,160 shares as at June 30, 2012 and December 31, 2011 and 57,577,840 shares in 2010	57,646		57,646		57,578	[24]
Additional paid-in capital	49,951,346		49,198,278		47,012,061
Statutory reserve	3,744,304		3,744,304		3,075,356	[22]
Accumulated other comprehensive income	7,253,902		6,545,811		3,310,416
Retained earnings	12,607,053		9,699,710		22,242,969
Total stockholders’ equity	73,614,251		69,245,749		75,698,380
Total liabilities and stockholders' equity	$ 766,485,188		$ 529,843,840		$ 452,968,948

[1]	Note 3
[2]	Note 2(d)
[3]	Note 2(e)
[4]	Note 2(j)
[5]	Note 4
[6]	Note 12
[7]	Note 5
[8]	Note 6
[9]	Note 7
[10]	Note 22
[11]	Note 24
[12]	Note 8
[13]	Note 17
[14]	Note 20
[15]	Note 9
[16]	Note 10
[17]	Note 11
[18]	Note 13
[19]	Note 14
[20]	Note 21
[21]	Note 25
[22]	Note 18
[23]	Note 19
[24]	Note 15

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Series B convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B convertible preferred stock, shares authorized	8,000,000	8,000,000	8,000,000
Series B convertible preferred stock, cumulative dividend	6.00%	6.00%	6.00%
Series B convertible preferred stock, share issued	5,333,340	5,333,340	5,400,010
Series B convertible preferred stock, shares oustanding	5,333,340	5,333,340	5,400,010
Series B convertible preferred stock, shares liquidation preference	$ 20,000,000	$ 20,000,000	$ 20,250,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	57,646,160	57,646,160	57,577,840
Common stock, shares outstanding	57,646,160	57,646,160	57,577,840

Condensed Consolidated Statements of Comprehensive Income (Loss) (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Sales
Third parties/External parties	$ 184,425,717	$ 115,281,945	$ 367,750,405	$ 239,436,744	$ 533,913,328		$ 446,891,336
Related parties		35,607,658		58,217,477	92,771,589	[1]	111,860,732	[1]
Total Sales	184,425,717	150,889,603	367,750,405	297,654,221	626,684,917		558,752,069
Cost of sales
Third parties/External Parties	178,005,456	111,055,933	351,857,165	224,870,131	504,871,603		388,846,702
Related parties		37,977,326		58,276,685	99,797,931	[1]	102,076,731	[1]
Total Cost of sales	178,005,456	149,033,259	351,857,165	283,146,816	604,669,534		490,923,433
Gross profit	6,420,261	1,856,344	15,893,240	14,507,405	22,015,383		67,828,636
Operating expenses
Selling expenses	388,217	215,548	641,123	754,680	1,240,709		623,652
General and administrative expenses	2,656,620	4,529,744	5,266,815	7,764,824	17,858,807		9,517,814
Total operating expenses	3,044,837	4,745,292	5,907,938	8,519,504	19,099,516		10,141,466
Income (loss) from operations	3,375,424	(2,888,948)	9,985,302	5,987,901	2,915,867		57,687,170
Other income (expense):
Interest income	1,882,812	781,941	2,822,046	1,688,885	4,320,393		556,159
Interest expense	(2,930,281)	(2,638,734)	(7,308,982)	(5,835,364)	(15,796,772)		(9,945,389)
Foreign exchange (loss) gain, net	(542,352)	3,200,356	(364,518)	2,052,713	3,661,599		2,711,984
Liquidated damages expense		(1,300,730)		(1,300,730)	(2,493,326)
Other income (expense), net	147,022	1,689,404	(217,039)	3,716,178	3,102,661		(396,797)
Total other expense (income), net	(1,442,799)	1,732,237	(5,068,493)	321,682	(7,205,445)		(7,074,043)
Income (loss) before income taxes	1,932,625	(1,156,711)	4,916,809	6,309,583	(4,289,578)		50,613,127
Income tax expense	870,277	665,828	2,009,649	2,917,979	2,851,718	[2]	13,492,704	[2]
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders	1,062,348	(1,822,539)	2,907,340	3,391,604	(7,141,296)		37,120,423
Dividends to Series A convertible Preferred stockholders						[3]	831,032	[3]
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[3]	306,247	[3]
Net income (loss) attributable to Keyuan Petrochemicals Inc. common stockholders	1,062,348	(2,128,786)	2,907,340	2,789,097	(8,346,310)		35,983,144
Net income (loss) attributable to Keyuan Petrochemicals, Inc. stockholders	1,062,348	(1,822,539)	2,907,340	3,391,604	(7,141,296)		37,120,423
Other comprehensive income
Foreign currency translation adjustment	130,680	617,550	708,091	1,174,874	3,235,395		2,247,635
Comprehensive Income (loss)	$ 1,193,028	$ (1,204,989)	$ 3,615,431	$ 4,566,478
Earnings (loss) per share:
- Basic	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[4]	$ 0.71	[4]
- Diluted	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[4]	$ 0.66	[4]
Weighted average number of shares of common stock used in calculation
Basic	57,646,160	57,579,239	57,646,160	57,578,896	57,585,040	[4]	50,929,526	[4]
Diluted	62,979,500	57,579,239	62,979,500	63,836,892	57,585,040	[4]	56,057,994	[4]

[1]	Note 24
[2]	Note 20
[3]	Note 14
[4]	Note 21

Condensed Consolidated of Stockholders Equity and Comprehensive Income (Loss) (USD $)	Total	Series M Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Statutory Reserve	Accumulated Other Comprehensive Income	Retained Earnings (Deficit)	Comprehensive Income (Loss)
Balance at Dec. 31, 2009	$ 10,627,959	$ 48		$ 20,229,949		$ 1,062,781	$ (10,664,819)
Balance, (Shares) at Dec. 31, 2009		47,658
Effect of reverse recapitalization			5,697	(5,697)
Effect of reverse recapitalization (Shares)			5,696,800
Repurchase and cancellation of Common Stock	(400,000)		(3,264)	(396,736)
Repurchase and cancellation of Common Stock (Shares)			(3,264,000)
Fixed dividend for series A Convertible preferred stockholders	(831,032)						(831,032)
Fixed dividend for series B Convertible preferred stockholders	(306,247)						(306,247)
Conversion of series A convertible preferred stock into common stock	21,018,143		6,738	21,011,405
Conversion of series A convertible preferred stock into common stock (Shares)			6,738,336
Conversion of series M convertible preferred stock into common stock		(48)	47,658	(47,610)
Conversion of series M convertible preferred stock into common stock (Shares)		(47,658)	47,658,000
Issuance of common stock on April 22, 2010 and May 18, 2010 Net of issuance costs of $221,661	1,599,139		749	1,598,390
Issuance of common stock on April 22, 2010 and May 18, 2010 Net of issuance costs of $221,661 (Shares)			748,704
Issuance of series A and series B Warrants, net of issuance costs of $45,584	345,126			345,126
Issuance of series C and series D Warrants, net of issuance costs of $170,739	1,713,326			1,713,326
Issuance of warrants to placement agent in connection with series A Private placement	349,683			349,683
Issuance of warrants to placement agent in connection with series B Private placement	534,341			534,341
Share based compensation	1,459,884			1,459,884
Capital contribution from stockholders	220,000			220,000
Net income	37,120,423						37,120,423	37,120,423
Statutory Reserves					3,075,356		(3,075,356)
Other comprehensive income - Foreign currency translation gain	2,247,635					2,247,635		2,247,635
Ending Balance at Dec. 31, 2010	75,698,380		57,578	47,012,061	3,075,356	3,310,416	22,242,969
Ending Balance (Shares) at Dec. 31, 2010			57,577,840
Fixed dividend for series B Convertible preferred stockholders	(1,205,014)						(1,205,014)
Dividend declared for common stock	(3,528,000)						(3,528,000)
Exercise of series A warrants	4,863		1	4,863
Exercise of series A warrants (Shares)			1,150
Exercise of series B warrants	2,468		1	2,468
Exercise of series B warrants (Shares)			500
Series B conversion	250,013		66	249,947
Series B conversion (Shares)			66,670
Share based compensation	1,928,940			1,928,939
Net income	(7,141,296)						(7,141,296)	(7,141,296)
Statutory Reserves					668,948		(668,948)
Other comprehensive income - Foreign currency translation gain	3,235,395					3,235,395		3,235,395
Ending Balance at Dec. 31, 2011	$ 69,245,749		$ 57,646	$ 49,198,278	$ 3,744,304	$ 6,545,811	$ (9,699,710)	$ (3,905,901)
Ending Balance (Shares) at Dec. 31, 2011			57,646,160

Condensed Consolidated of Stockholders Equity and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Issuance costs of issued common stock	$ 221,661
Issuance costs of warrants issued of Series A and Series B	45,584
Issuance costs of warrants issued of Series C and Series D	$ 170,739

Condensed Consolidated Statements of Cash Flows (Unaudited)(USD ($))	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 2,907,340	$ 3,391,604	$ (7,141,296)	$ 37,120,423
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Liquidated damages			2,493,326
Loss on disposal of property, plant and equipment		3,504	3,546
Depreciation	5,452,134	4,671,566	8,290,416	7,909,613
Amortization	53,548	51,675	104,598	99,859
Land use rights amortization	225,868	217,999	441,234	274,589
Deferred income tax expense			443,243	3,058,129
Share-based compensation expense	819,496	1,285,185	2,063,394	1,515,907
Changes in operating assets and liabilities:
Bills receivable	(1,726,404)	5,665,046	7,842,501	(8,562,744)
Accounts receivable	2,244,109		(2,191,777)
Inventories	(33,864,254)	(14,517,420)	50,355,316	(53,641,596)
Prepayments to suppliers	(25,882,018)	11,118,823	1,431,638	(11,295,931)
Consumption tax refund receivable	(50,875,322)	5,455,515	(14,958,506)	(38,174,457)
Other current assets	(16,565,560)	(23,036,081)	(18,500,179)	2,086,940
Accounts payable	(18,462,125)	44,000,832	4,198,683	58,179,877
Advances from customers	29,341,763	4,320,196	(3,121,937)	(6,357,494)
Income taxes payable	879,675	(9,427,659)	(10,746,276)	10,434,575
Accrued expenses and other payables	(1,483,151)	1,500,872	(19,276,573)	(228,610)
Net cash (used in) provided by operating activities	(106,934,901)	34,701,657	1,731,351	2,419,080
Cash flows from investing activities:
Purchase of land use rights				(5,789,302)
Proceeds from disposal of property, plant and equipment		10,512	10,639
Purchase of property, plant and equipment,	(21,295,703)	(11,574,245)	(42,323,976)	(12,706,733)
Net cash used in investing activities	(21,295,703)	(11,563,733)	(42,313,337)	(18,496,035)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(82,489,175)	(52,211,458)	(53,734,552)	(89,559,311)
Proceeds from short-term bank borrowings	457,866,240	74,477,809	258,412,312	176,683,746
Repayment of short-term bank borrowings	(291,149,318)	(45,167,450)	(170,771,129)	(127,866,341)
Proceeds from bills payable	111,379,320	51,215,295
Repayment of bills payable	(64,058,975)	(60,784,670)
Proceeds from bank notes			114,399,220	77,816,440
Repayment of bank notes			(113,353,240)	(32,919,357)
Repayments of long-term bank borrowings		(13,014,350)	(17,820,400)	(13,610,480)
Short-term financing from related parties		13,144,234	13,303,054	30,839,377
Short-term financing to related parties		(13,144,234)	(13,188,178)	(30,949,048)
Repayments of Related Party Debt		(95,094)
Short-term financing to/from Litong (Note24)			2,265,533	(961,610)
Proceeds from warrant exercises		7,332	7,332	220,000
Proceeds from Series A Private Placement, net				23,312,091
Proceeds from Series B Private Placement, net				18,949,232
Dividend paid		(1,396,964)	(2,585,647)	(902,886)
Net cash provided by financing activities	131,548,092	(46,969,550)	16,934,305	30,651,853
Effect of foreign currency exchange rate changes on cash	(763,336)	278,395	1,636,457	730,688
Net increase (decrease) in cash	2,554,152	(23,553,231)	(22,011,224)	15,305,586
Cash at beginning of year	7,325,017	29,336,241	29,336,241	14,030,655
Cash at end of year	9,879,169	5,783,010	7,325,017	29,336,241
Supplemental disclosure of cash flow information:
Income taxes paid	1,028,792	12,345,638	13,154,751
Interest paid, net of capitalized interest	588,578	5,835,363	15,796,772	9,945,389
Non-cash investing and financing activities:
Payable for purchase of property, plant and equipment (net of VAT)	4,433,893	24,433,051	21,307,495	45,374,656
Reclassification of input VAT from property, plant and equipment to other current assets				$ 13,006,984

Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

1            ORGANIZATION AND DESCRIPTION OF BUSINESS

(a)          Organization

Keyuan Petrochemicals, Inc. (the “Company”) was incorporated in the State of Texas on May 4, 2004 in the former name of “Silver Pearl Enterprises, Inc”.  The Company, through its wholly-owned subsidiary, Keyuan International Group Limited (“Keyuan International”) and its indirect subsidiaries, Keyuan Group Limited (“Keyuan HK”),  Ningbo Keyuan Plastics Co., Ltd. (“Ningbo Keyuan”), Ningbo Keyuan Petrochemicals Co., Ltd.(Ningbo Keyuan Petrochemicals), Ningbo Keyuan Synthetic Rubbers Co., Ltd. (“Ningbo Keyuan Synthetic Rubbers”), and Guangxi Keyuan New Materials Co., Ltd. (“Guanxi Keyuan”), are collectively referred herein below as “the Group” and are engaged in the manufacture and sale of petrochemical products in the People’s Republic of China (“PRC”).

(b)         Other Events

In 2011, the Company’s former auditor, KPMG, LLP (“KPMG”), brought certain issues to the Company’s Audit Committee’s attention through a March 28, 2011 memorandum and an April 18, 2011 letter (collectively, the “KPMG Memoranda”). KPMG requested that the Company’s Audit Committee conduct an independent investigation (the “Independent Investigation”) into those issues. On March 31, 2011, the Audit Committee elected to commence such Independent Investigation and engaged the services of independent counsel, Pillsbury Winthrop Shaw Pittman LLP (“Pillsbury”), which in turn engaged the services of Deloitte Financial Advisory Services LLP (“Deloitte”), as independent forensic accountants, and King & Wood, as Audit Committee counsel in the PRC. Pillsbury, Deloitte and King & Wood are collectively referred to herein as the “Investigation Team”. On September 28, 2011, the Independent Investigation was completed. The Independent Investigation identified possible violations of PRC laws and U.S. Securities laws, including the maintenance of an off-balance sheet cash account that was used primarily to pay service providers and other Company-related expenses. Total activity in the off-balance sheet cash account amounted to approximately $800,000 through December 31, 2010, with a net income statement effect of approximately $12,000, and $400,000 for the period from January 1, 2011 to March 31, 2011, with a net income statement effect of approximately $192,000, at which time the Company ceased its use. The Independent Investigation identified certain other issues that could result in potential violations of PRC or U.S. laws. The Company continues to work with its legal counsel to evaluate the matters identified in the investigation and to determine the extent to which the Company may be exposed to fines and penalties. The Company has preliminarily concluded that the extent to which it may be exposed to fines and penalties in the PRC is limited, and to date, has not received any PRC governmental or regulatory communication or inquiry related to these matters. However, management is currently unable to determine the final outcome of these matters and their possible effects on the consolidated financial statements.

On October 7, 2011, trading of the Company’s common stock was delisted by NASDAQ, and is currently quoted on the Over-the-Counter Bulletin Board (symbol: KEYP).

The Company’s management believes that the Company’s cash, working capital, and access to cash through its bank loans provide adequate capital resources to fund its operations and working capital needs for at least the next twelve months.

1        ORGANIZATION,NATURE OF BUSINESS AND RECENT EVENTS

(a)      Organization and Nature of business

Keyuan Petrochemicals, Inc. (the “Company”) was incorporated in the State of Texas on May 4, 2004 in the former name of Silver Pearl Enterprises, Inc. The Company, through its wholly-owned subsidiary, Keyuan International Group Limited (“Keyuan International”) and its indirect subsidiaries, Keyuan Group Limited(“Keyuan HK”),Ningbo Keyuan Plastics Co., Ltd. (“Ningbo Keyuan”) and Ningbo Keyuan Petrochemicals Co., Ltd.(Ningbo Keyuan Petrochemicals), (the Company and its subsidiaries are collectively referred herein below as “the Group”) are engaged in the manufacture and sale of petrochemical products in the People’s Republic of China (“PRC”).

On April 22, 2010, Silver Pearl Enterprises, Inc., a U.S. public shell company (now known as the Company) entered into a share exchange agreement (the “Exchange Agreement”) with Keyuan International, a privately held investment holding company organized on June 11, 2009 under the laws of the British Virgin Islands, Delight Reward Limited (“Delight Reward”), the sole stockholder of Keyuan International and Denise D. Smith (“Smith”), the Company’s former principal stockholder. Pursuant to the terms of the Exchange Agreement, Delight Reward transferred to the Company all of its shares of Keyuan International in exchange for 47,658 shares of the Company’s Series M convertible preferred stock (the “Share Exchange”). On an “as-converted” basis, the Series M convertible preferred stock presented approximately 95% of the Company’s outstanding common stock. The Series M convertible preferred stock voted with the common stock on an “as converted basis” and was converted into 47,658,000 shares of the Company’s common stock on December 28, 2010. As a result of the Share Exchange, Keyuan International became a wholly-owned subsidiary of the Company and Delight Reward became the controlling stockholder of the Company. On April 22, 2010, the Company repurchased and cancelled 3,264,000 shares of common stock from Smith for cash consideration of $400,000. The consideration paid in excess of par value of the repurchased shares amounting to $396,736 was recorded as additional paid-in capital in the consolidated statement of stockholders’ equity and comprehensive income (loss). After giving effect to the repurchase and conversion of the Series M Preferred Stock, the former stockholders of Keyuan International currently held 95.2% of the Company’s common stock.

The Share Exchange has been accounted for as a reverse acquisition and recapitalization whereby Keyuan International is deemed to be the accounting acquirer (and the legal acquiree). Accordingly, Keyuan International’s historical financial statements for the periods prior to the reverse acquisition became those of the Company retroactively restated for, and giving effect to, the number of shares received in the Share Exchange. The assets and liabilities, and revenues and expenses of the Company are included in the accompanying financial statements effective from April 22, 2010. The total net liabilities assumed by Keyuan International as of the date of the Share Exchange were not significant. The Company is deemed to be a continuation of the business of Keyuan International.

On May 12, 2010, the Company formed a business combination-related shell company under the laws of the State of Nevada called Keyuan Petrochemicals, Inc. and on the same day, acquired 100% of the entity’s stock for cash. As such, the entity became the Company’s wholly-owned subsidiary (the “Merger Subsidiary”).

Effective as of May 17, 2010, the Merger Subsidiary was merged with and into the Company. As a result of the merger, the Company’s name was changed to “Keyuan Petrochemicals, Inc.”. Prior to the merger, the Merger Subsidiary had no liabilities and nominal assets and, as a result of the merger, the separate existence of the merger subsidiary ceased. The Company is the surviving corporation in the merger and, except for the name change, there was no change in the Company’s directors, officers, capital structure or business.

 Keyuan HK was established in Hong Kong in 2009, and is a holding company with no significant assets or operations. Ningbo Keyuan was established in April 2007 as a wholly foreign-owned enterprise in Ningbo, PRC.

On November 16, 2009 Keyuan HK acquired 100% of Ningbo Keyuan. At the time of the acquisition, Keyuan HK and Ningbo Keyuan were controlled by Mr. Tao Chunfeng, the Company’s Chief Executive Officer. Accordingly, the acquisition was accounted for as a common control transaction in a manner similar to a pooling of interests.

On August 8, 2010, Keyuan HK established Ningbo Keyuan Petrochemicals, a wholly-owned subsidiary in the PRC.

(b)      Other Events

In 2011, Company’s former auditor, KPMG, LLP (“KPMG”), brought certain issues to the Company’s Audit Committee’s attention through a March 28, 2011 memorandum and an April 18, 2011 letter (collectively, the “KPMG Memoranda”). KPMG requested that the Company’s Audit Committee conduct an independent investigation (the “Independent Investigation”) into those issues. On March31, 2011, the Audit Committee elected to commence such Independent Investigation and engaged the services of independent counsel, Pillsbury Winthrop Shaw Pittman LLP (“Pillsbury”), which in turn engaged the services of Deloitte Financial Advisory Services LLP (“Deloitte”), as independent forensic accountants, and King & Wood, as Audit Committee counsel in the PRC. Pillsbury, Deloitte and King & Wood are collectively referred to herein as the “Investigation Team”. On September 28, 2011, the Independent Investigation was completed. The Independent Investigation identified possible violations of PRC laws and U.S. Securities laws, including the maintenance of an off-balance sheet cash account that was used primarily to pay service providers and other Company-related expenses. Total activity in the off-balance sheet cash account amounted to approximately$800,000 through December 31, 2010, with a net income statement effect of approximately $12,000, and $400,000 for the period from January 1, 2011 to March 31, 2011, with a net income statement effect of approximately $192,000, at which time the Company ceased its use. The Independent Investigation identified certain other issues that could result in potential violations of PRC or U.S. laws. The Company continues to work with its legal counsel to evaluate the matters identified in the investigation and to determine the extent to which the Company may be exposed to fines and penalties. The Company has preliminarily concluded that the extent to which it may be exposed to fines and penalties in the PRC is limited, and to date, has not received any PRC governmental or regulatory communication or inquiry related to these matters. However, management is currently unable to determine the final outcome of these matters and their possible effects on the consolidated financial statements.

On October 7, 2011, trading of the Company’s common stock was delisted by NASDAQ, and is currently quoted on the Over-the-Counter Bulletin Board (symbol: KEYP).

The Company’s management believes that the Company’s cash, working capital, and access to cash through its bank loans provide adequate capital resources to fund its operations and working capital needs through at least the end of 2012.

Basis of Presentation	6 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
BASIS OF PRESENTATION

2           BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and include the financial statements of the Company and its subsidiaries. All intercompany balances and transactions are eliminated in consolidation. The financial statements have been prepared in accordance with U.S. GAAP applicable to interim financial information and the requirements of Form 10-Q and Article 10 of Regulation S-X of the Securities and Exchange Commission. Accordingly, they do not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for complete financial statements. These interim financial statements should be read in conjunction with the audited financial statements for the years ended December 31, 2011 and 2010, as not all disclosures required by generally accepted accounting principles for annual financial statements are presented. The interim financial statements follow the same accounting policies and methods of computation as the audited financial statements for the years ended December 31, 2011 and 2010. Interim results are not necessarily indicative of results for a full year. In the opinion of management, all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation of the financial position and the results of operations and cash flows for the interim periods have been included.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)      Principles of consolidation and basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the financial statements of the Group.

All significant intercompany transactions and balances are eliminated on consolidation.

(b)      Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities;  disclosures of contingent assets and liabilities at the date of the consolidated financial statements; and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment; the fair value determination of financial and equity instruments; the realizability of inventories; and the recoverability of property, plant and equipment. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.

(c)      Foreign currency transactions and translation

The functional currency of the Company, Keyuan International and Keyuan HK is the U.S. dollar. The functional currency of Ningbo Keyuan and Ningbo Keyuan Petrochemicals, the PRC operation subsidiaries, is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at each balance sheet date, and non-monetary items are translated at historical rates. The resulting exchange differences on these transactions are recorded in foreign exchange gain (loss), net in the consolidated statements of operations.

The Group’s reporting currency is the U.S. dollar. Assets and liabilities of the PRC operating subsidiaries are translated into the U.S. dollar using the exchange rates at each balance sheet date. Revenue and expenses of the PRC operating subsidiaries are translated at average rates prevailing during the reporting period. Shareholders’ equity is translated at historical rates. Adjustments resulting from translating the financial statements of the PRC operating subsidiaries into the U.S. dollar are recorded as a separate component of accumulated other comprehensive income in the consolidated statements of stockholders’ equity and comprehensive income (loss).

(d)      Cash

Cash consists of cash on hand and cash at banks. As of December 31, 2011 and 2010, cash of $7,101,505 and $26,857,729, respectively, was held in major financial institutions located in the PRC. Management performs periodic evaluations of the relative credit standings of those financial institutions, and believes that these major financial institutions have high credit ratings.

(e)      Pledged bank deposits

Pledged bank deposits represent amounts held by financial institutions, which are not available for the Group’s use, as security for issuances of bills payable to the Group’s suppliers, or as security for short-term bank borrowings. Upon maturity of the bills, which generally occurs within three to six months after the issuance of the bills, or upon the repayments of short-term bank borrowings, the deposits are released by the financial institutions and become available for use by the Group.  Pledged bank deposits related to the purchase of inventories are reported within cash flows from operating activities, and pledged bank deposits related to short-term bank borrowings are reported within cash flows from financing activities in the consolidated statements of cash flows.

(f)      Inventories

Inventory is stated at the lower of cost or market. Cost is determined using the weighted-average cost method. Provisions are made for excess, slow moving and obsolete inventory as well as inventory whose carrying value is in excess of net realizable value. Management continually evaluates the recoverability based on assumptions about customer demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required. The Group did not record any provision for slow-moving and obsolete inventory as of December 31, 2011 and 2010.

(g)      Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated residual value. When items are retired or otherwise disposed of, income is charged or credited for the difference between the net book value and proceeds received thereon.  Ordinary maintenance and repairs are charged to expense as incurred.

The estimated useful lives of property, plant and equipment are as follows:

Buildings	45 years
Machinery and equipment	5 to 15 years
Vehicles	5 years
Office equipment and furniture	3 to 10 years
Construction-in-progress is stated at cost. Cost comprises nonrefundable prepayments and direct costs of construction as well as interest costs capitalized during the period of the construction of the plant or installation of equipment. Costs included in construction in progress are transferred to their respective categories of property, plant and equipment when the assets are ready for their intended use, at which time depreciation commences.

(h)      Long-Lived Assets

The Group reviews the recoverability of its long-lived assets on a periodic basis in order to identify business conditions, which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Group’s ability to recover the carrying value of its long-lived assets from expected future discounted cash flows. If the total of the expected future discounted cash flows is less than the total carrying value of the assets, a loss is recognized for the difference between the fair value (computed based upon the expected future discounted cash flows) and the carrying value of the assets.

(i)      Land use rights

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term. Land use rights are recorded at cost and amortized on a straight-line basis over the terms of the land use rights of 15 to 50 years.

(j)      Bills receivable and Bills payable

The Group utilizes banker’s acceptances in the form of bills receivable and bills payable.For certain major customers, the Group accepts their payment for the Group’s products by bills receivable. Bills receivable represent short-term notes receivable issued either by the customer or by the customer and an accepting bank that entitles the Group to receive the full face amount from the customer or the accepting bank at maturity, which is generally six months from the date of issuance. Bills receivable are typically sold at a discount prior to maturity, and the discount is included in interest expense. Historically, the Group has experienced no losses on bills receivable.

In connection with the Company’s financing transactions, the Group may also obtain bills receivable in exchange for cash or payables.  These bills, which are sold at a discount prior to maturity, include provisions whereby the Group agrees to reimburse the accepting bank in the event that the related party counterparty fails to honor its liability to the accepting bank.  At December 31, 2011 and 2010, discounted bills receivable subject to reimbursement amounted to approximately $1.6  million and $9.2 million, respectively.  Historically, the Group has not suffered any losses under these reimbursement agreements.

Bills payable represent bills issued by an accepting bank in favor of the Group’s suppliers. The Group’s suppliers receive payments from the accepting bank directly upon maturity of the bills, and the Group is obliged to repay the face value of the bills to the accepting bank. Bills that are not remitted directly by the Group to its suppliers may be sold by the Group to other accepting banks for cash prior to their maturity. Discounts paid are recorded as a component of interest expense.

(k)      Revenue recognition

The Group derives its revenue primarily from the sale of petrochemical products. In accordance with the provisions of the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104, codified in FASB ASC Topic 480, revenue is recognized only when it is realized or realizable and earned. Revenues are considered to have been earned when the entity has substantially accomplished what it must do to be entitled to the benefits represented by the revenues. The Group recognizes revenue when the products are delivered and the customer takes ownership and assumes risks of losses, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Written sales agreements, which specify price, product, and quantity, are generally used as evidence of an arrangement. Customer acceptance is generally evidenced by a carrier signed shipment notification form.

In the PRC, value added tax (“VAT”) of 17% on invoiced amounts is collected on behalf of tax authorities. Revenue is recorded net of VAT.  VAT paid for purchases, net of VAT collected from customers, is recorded in “other current assets” in the consolidated balance sheets as of December 31, 2011 and 2010.

(l)      Share-based compensation

The Group accounts for share-based payments under the provisions of FASB ASC Topic 718, “Compensation-Stock Compensation”, or ASC Topic 718. Under ASC Topic 718, the Group measures the costs of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

The Group accounts for equity instruments issued to non-employee vendors in accordance with the provisions of FASB ASC Subtopic 505-50, “Equity-Based Payments to Non-Employees”. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the equity instrument issued. The measurement date for the fair value of the equity instruments issued is the date on which the counterparty’s performance is completed.

(m)      Employee benefit plans

Pursuant to relevant PRC regulations, Ningbo Keyuan and Ningbo Keyuan Petrochemicals are required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 18.6% to 26.1% on a standard salary base as determined by the local social security bureau.

Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided. For the years ended December 31, 2011 and 2010, contributions to the defined contribution plans were $391,990 and $284,752, respectively.

The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

(n)      Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in incomein the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits as part of income tax expense in the consolidated statements of operations.

(o)      Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•
Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs are unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

(p)      Earnings (Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to the Company’s common stockholders by the weighted average number of common stock outstanding during the year.

Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to the Company’s stockholders as adjusted for the effect of dilutive common stock equivalents, if any, by the weighted average number of common stock and dilutive common stock equivalents outstanding during the year. Common stock equivalents consist of the common stock issuable upon the conversion of the Group’s Series B convertible preferred stock (using the if–converted method) and common stock issuable upon the exercise of outstanding stock options and stock purchase warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings (loss) per share if the effect is anti-dilutive. A total of 7,886,586 and 4,066,804warrants and options were excluded from diluted earnings per share for the years ended December 31, 2011 and 2010, respectively, as their effect was anti-dilutive.

(q)      Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer (CEO).
The Group has one operating segment, which is the manufacture and sale of petrochemical products. Substantially all of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

(r)      Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

(s)      Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. A retrospective presentation for all comparative periods presented is required. The Company is currently evaluating the impact of adopting this guidance.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011 although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of the revised guidance on January 1, 2012 is not expected to have a material impact on the Company’s  consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. The adoption of this guidance on January 1, 2012 is not expected to have a material impact on the Company's consolidated financial statements.

Cash	6 Months Ended
Jun. 30, 2012
Cash and Cash Equivalents [Abstract]
CASH

3           CASH

Cash consists of cash on hand and cash at banks. As of June 30, 2012 and December 31, 2011, cash of $9,029,095 and $7,101,505, respectively, was held in major financial institutions located in the PRC; and cash of $736,386 and $124,355, respectively was held in the Hong Kong Special Administrative Region. Management performs periodic evaluations of the relative credit standings of these major financial institutions, and believes that these major financial institutions have high credit ratings.

Accounts Receivable	6 Months Ended
Jun. 30, 2012
Receivables [Abstract]
ACCOUNTS RECEIVABLE

4           ACCOUNTS RECEIVABLE

The Group generally requires a prepayment of 100% of the sales contract price from its customers shortly before products are delivered. Such prepayment is recorded as “advances from customers” in the Group’s consolidated balance sheet, until the products are delivered and the customer takes ownership and assumes the risk of loss. With the approval of the Company’s general manager, the Company occasionally extends credit to its long-term customers with a good credit rating. As of June 30, 2012 and December 31, 2011, the balance of accounts receivable was $4,014,076 and $2,226,288 respectively. The $4,014,076 of accounts receivable as of June 30, 2012 was received in July 2012.

Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
INVENTORIES

5           INVENTORIES

Inventories consist of the following:

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰
Raw materials	$48,865,084	$26,226,388
Finished goods	20,219,210	10,891,825
Work-in-process	3,963,955	1,827,755

Total	$73,048,249	$38,945,968

3        INVENTORIES

Inventories consist of the following:

	As of December 31,
	2011	2010
Raw materials	$26,226,388	$53,160,604
Finished goods	10,891,825	30,024,896
Work-in-process	1,827,755	3,646,056

Total	$38,945,968	$86,831,556

Prepayments to Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Advance Payments [Abstract]
PREPAYMENTS TO SUPPLIERS

6           PREPAYMENTS TO SUPPLIERS

As of June 30, 2012 and December 31, 2011, prepayments to suppliers are made in connection with the purchase of raw materials and the construction of the Group’s facilities. Prepayments to suppliers are reclassified to inventories or construction-in-progress, when the Group applies the prepayments to related purchases of materials after the related invoices are received.

4        PREPAYMENTS TO SUPPLIERS

As of December 31, 2011 and 2010, prepayments to suppliers are made in connection with the purchase of raw materials and the construction of the Group’s facilities. Prepayments to suppliers are reclassified to inventories or construction-in-progress when the Group applies the prepayments to related purchases of materials after the related invoices are received.

Consumption Tax Refund Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Consumption Tax Refund Receivable [Abstract]
CONSUMPTION TAX REFUND RECEIVABLE

7           CONSUMPTION TAX REFUND RECEIVABLE

The PRC government has enacted a regulation that provides that domestically purchased heavy oil to be used for producing ethylene and aromatics products is to be exempted from a consumption tax. In addition, the consumption tax paid for imported heavy oil is to be refunded if it is used for producing ethylene and aromatics products. Given all the Group’s purchased heavy oils are, or are to be used for the production of ethylene and aromatics products, the Group recognizes a consumption tax refund receivable when the consumption tax has been paid and the relevant heavy oils have been used for production. As of June 30, 2012 and December 31, 2011, the Group recorded an estimated consumption tax refund receivable amounting to $107,023,606 and $55,809,560, respectively.

On August 15, 2012, the Group received a consumption tax refund of $95,124,967 and consumption tax claims of $11,898,639 are in process and are expected to be approved and refunded by the end of September 2012.

5       CONSUMPTION TAX REFUND RECEIVABLE

In August 2010, the PRC government enacted a regulation, as amended, that provides that, for the period from January 1, 2010 to September 30, 2012, domestically purchased heavy oil to be used for producing ethylene and aromatics products is exempted from a consumption tax. In addition, the consumption tax paid for imported heavy oil is to be refunded if it was used for producing ethylene and aromatics products. Given all the Group’s purchased heavy oils are, or are to be, used for  the production of ethylene and aromatics products, the Group recognizes a consumption tax refund receivable when the consumption tax has been paid and the relevant heavy oils have been used for production. As of  December 31, 2011 and 2010, the Group recorded an estimated consumption tax refund amounting to $55,809,560and $39,144,688, respectively.

Refunds of 2010 consumption tax receivable of $39,144,688 have been received in full. Claims for consumption tax of $55,809,560 for the year ended December 31, 2011 are in process and are expected to be approved and refunded in May 2012.

Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRRENT ASSETS

8           OTHER CURRRENT ASSETS

Other current assets consist of the following:

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰
VAT recoverable	$23,360,510	$9,991,877
Receivable from Ningbo Litong (Note 22)	-	2,740,970
Customs deposits for imported inventories	27,398,747	29,102,193
Others	9,887,358	4,143,388

	$60,646,615	$45,978,428

The estimate of deductible input VAT on the purchase of property, plant and equipment is determined using vendor contracts, engineering and other estimates, as well as historical experience, and is included in VAT recoverable. Approximately $2.5 million and $2.9 million is included in non-current assets as of June 30, 2012 and December 31, 2011, respectively.

Customs deposits for imported inventories represent amounts paid to the local customs office in connection with the importing of raw materials inventories. Upon approval by the customs authorities, these amounts become refundable by the local tax authority and are reclassified as consumption tax refund receivable (Note 7).

6    OTHER CURRRENT ASSETS

Other current assets consist of the following:

As of December 31,
2011	2010
VAT recoverable	$9,991,877	$21,953,590
Receivable from Ningbo Litong (Note 24)	2,740,970	2,217,854
Customs deposits for imported inventories	29,102,193	1,972,682
Other	4,143,388	2,464,707

	$45,978,428	$28,608,833

Prior to January 1,2009, VAT paid (input VAT) on the purchase of property, plant and equipment was not deductible and was included in the cost of the assets. In 2009, management estimated the deductible input VAT using vendor contracts, engineering and other estimates, as well as historical experience. In 2010, as more experience was gained, management revised their estimate of deductible input VAT and reclassified approximately $13 million from property, plant and equipment to VAT recoverable. These amounts were submitted on the Company’s VAT returns which have been approved by the PRC VAT authorities, approximately $2.9 million was included in non-current assets as of December 31, 2011.

Customs deposits for imported inventories represent amounts paid to the local customs office in connection with the import of raw materials inventories. Upon approval by the customs authorities, these amounts become refundable by the local tax authority and are reclassified as consumption tax refund receivable (Note 5).Through March 31, 2012, deposits of $29,102,193 have been approved for refund, which refund is expected to be received in May 2012.

Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

9           PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Buildings	$3,915,407	$3,888,234
Machinery and equipment	177,358,013	175,736,470
Vehicles	786,083	663,985
Office equipment and furniture	139,728	134,929
Construction-in-progress	50,141,011	27,449,846

	232,340,242	207,873,464
Less: Accumulated depreciation	(22,571,325)	(17,005,843)

	$209,768,917	$190,867,621

Depreciation expense on property, plant and equipment is allocated to the following items:

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Cost of sales	$2,580,156	$2,246,111	$5,347,643	$4,589,859
Selling, general and administrative expenses	55,355	40,473	104,491	81,707

	$2,635,511	$2,286,584	$5,452,134	$4,671,566

For the six months ended June 30, 2012 and the year ended December 31,2011, interest capitalized amounted to $587,984 and $1,246,179 respectively.

7        PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

As of December 31,
2011	2010
Buildings	$3,888,234	$3,733,116
Machinery and equipment	175,736,470	130,513,767
Vehicles	663,985	560,440
Office equipment and furniture	134,929	130,043
Construction-in-progress	27,449,846	3,117,935

	207,873,464	138,055,301
Less: Accumulated depreciation	(17,005,843)	(8,273,997)

	$190,867,621	$129,781,304

Depreciation expense on property, plant and equipment is allocated to the following items:

As of December 31,
2011	2010
Cost of sales	$8,141,839	$7,788,486
Selling, general and administrative expenses	165,229	121,127

	$8,307,068	$7,909,613

For the years ended December 31, 2011 and 2010, interest capitalized amounted to $1,246,179 and nil, respectively.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

10         INTANGIBLE ASSETS

Intangible assets consist of the following:

	Amortization	June 30,	December 31,
	Period	2012	2011
	Years	¼ Unaudited ¼‰

Licensing agreements	10-20	$1,505,750	$1,495,300
Less: Accumulated amortization		(573,902)	(516,797)

		$931,848	$978,503

For the six months ended June 30, 2012 and 2011, amortization expense for intangible assets amounted to $53,548 and $51,675, respectively. For the three months ended June 30, 2012 and 2011, amortization expense for intangible assets amounted to $26,774 and $25,995, respectively. Estimated amortization expense for each of the next five years is estimated to be approximately $100,000.

8        INTANGIBLE ASSETS

Intangible assets consist of the following:

Amortization	As of December 31,
Period	2011	2010
	Years

Licensing agreements	10-20	$1,495,300	$1,441,150
Less: Accumulated amortization		(516,797)	(395,684)

		$978,503	$1,045,466

Licensing agreements consist of technology utilization rights for petrochemical production. For the years ended December 31, 2011 and 2010, amortization expense for intangible assets amounted to $104,598and $99,859, respectively. Amortization expense for each of the next five years is estimated to be approximately $100,000.

Land Use Rights	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
LAND USE RIGHTS

11         LAND USE RIGHTS

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Land use rights	$12,267,235	$12,182,100
Less: Accumulated amortization	(1,346,759)	(1,113,338)

	$10,920,476	$11,068,762

For the six months ended June 30, 2012 and 2011, amortization expense related to land use rights was $225,868 and $217,999, respectively. For the three months ended June 30, 2012 and 2011, amortization expense related to land use rights was $112,934 and $109,677, respectively.

9         LAND USE RIGHTS

Land use rights consist of the following:

As of December 31,
2011	2010
Land use rights	$12,182,100	$11,740,943
Less: Accumulated amortization	(1,113,338)	(641,068)

	$11,068,762	$11,099,875

For the years ended December 31, 2011 and 2010, amortization expense related to land use rights was $441,234 and $274,589, respectively.

Short-Term Bank Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-Term Debt [Abstract]
SHORT-TERM BANK BORROWINGS

12         SHORT-TERM BANK BORROWINGS

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰

Bank borrowings-secured/guaranteed	$393,534,612	$225,969,421

Short−term bank borrowings outstanding as of June 30, 2012 carry a weighted average interest rate of 5.91% (2011: 5.32%) for bank loans in RMB; a weighted average interest rate of 4.48% (2011: 3.42%) for bank loans in USD, and have maturity terms ranging from one to twelve months and interest rates ranging from 1.57% to 7.93% (2011: 2.97% to 4.3%).

At June 30, 2012, approximately $48,835,000 included in short-term bank borrowings is payable to Shanghai Pudong Development Bank, which is secured by a one-year fixed term deposit with a carrying amount of $50,403,000. In addition, $62,393,870 payable to Bank of China is secured by Ningbo Keyuan's one year fixed term deposit and pledged deposits with a carrying amount of $63,835,423 as of June 30, 2012; $11,000,000 payable to China CITIC Bank is secured by Ningbo Keyuan’s one-year fixed term deposit with a carrying amount of $11,246,860 as of June 30, 2012; and $22,591,104 payable to China Construction Bank is secured by pledged deposits with a carrying amount of $22,825,797 as of June 30, 2012. Among the rest of the Group's short-term borrowings, $248,714,638 is guaranteed by related party and third-party entities and individuals, including $15,850,000 which is guaranteed by the Group’s Chief Executive Officer and $11,000,000 that is secured by the Group’s land, buildings and equipment with a carrying amount of $90,798,902 as of June 30, 2012.

10        SHORT-TERM BANK BORROWINGS

Short-term bank borrowings consist of the following:

As of December 31,
2011	2010

Bank borrowings-secured/guaranteed	$225,969,421	$135,768,634

Short−term bank borrowings outstanding as of December 31, 2011 carry a weighted average interest rate of 5.45% (2010:5.15%) for bank loans in RMB; and a weighted average interest rate of 3.78% (2010: 3.44%) for bank loans in USD, and have maturity terms ranging from one to twelve months and interest rates ranging from 2.97% to 7.93% (2010: 2.97% to 5.56%).

Approximately $17,000,000 included in short term bank borrowings at December 31, 2011is payable to Shanghai Pudong Development Bank, and is secured by a one-year fixed term deposit with a carrying amount of $18,494,500.In addition, $45,577,366 payable to Bank of China is secured by Ningbo Keyuan’s one-year fixed term deposit and pledged deposits with carrying amounts of $46,533,893 as of December 31, 2011; $11,000,000 payable to China CITIC Bank is secured by Ningbo Keyuan's one-year fixed term deposit with a carrying amount of$11,411,500 as of December 31,2011.Among the rest of the Group's short-term borrowings, $152,392,055 is guaranteed by related party and third-party entities and individuals, including $18,888,000 which is guaranteed by the Group’s Chief Executive Officer, and $25,420,808 that is secured by the Group’s land, buildings and equipment with a carrying amount of $91,582,011 as of December 31, 2011.

Long-Term Bank Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt and Capital Lease Obligations [Abstract]
LONG-TERM BANK BORROWINGS

13         LONG-TERM BANK BORROWINGS

	June 30,	December 31,
	2012	2011
	(Unaudited)

Loan from China Construction Bank	$15,850,000	$15,740,000
Less: current portion	(15,850,000)	(15,740,000)

	$-	$-

As of June 30, 2012  and December 31, 2011,  the Group's long-term bank loans are secured/ guaranteed by related-party entities and Mr. Tao (Note 22), bearing interest from 7.29% to 7.74% (2011:5.76% to 6.98%) and are due on various dates through October 2012.There were no additional long-term bank borrowings in the six months ended June 30, 2012.

11         LONG-TERM BANK BORROWINGS

Long-term bank borrowings consist of the following:

As of December 31,
2011	2010
Loan from China Construction Bank	$15,740,000	$15,170,000
Loan from Industrial and Commercial Bank of China	-	4,551,000
Loan from Bank of China	-	12,894,500
	15,740,000	32,615,500
Less: current portion	(15,740,000)	(17,445,500)

	$-	$15,170,000

As of December 31, 2011 and 2010, all of the Group’s long-term bank loans are guaranteed by related-party entities and Mr.Tao (Note 24), bear interest from 7.29% to 7.74% (2010:5.4% to 7.56%)and are due on various dates from December 2011 to December 2012. Bank loans of approximately RMB115,000,000 ($17,820,400)  and RMB 92,000,000($13,610,480) were repaid in 2011 and 2010, respectively.

Advances from Customers	12 Months Ended
Dec. 31, 2011
Customer Advances and Deposits, Current [Abstract]
ADVANCES FROM CUSTOMERS

12        ADVANCES FROM CUSTOMERS

Generally, the Group requires a prepayment of 100% of the sales contract price from its customers shortly before products are shipped. Such prepayment is recorded as “advances from customers” in the Group’s consolidated balance sheet, until the products are delivered and the customer takes ownership and assumes the risk of loss. With the approval of the Company’s general manager, the Company occasionally extends credit to its long-term customers with a good credit rating. As of December 31,2011,the balance of accounts receivable was  $2,226,288 which was received on January 6,2012.

Accrued Expenses and Other Payables	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

14         ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables as of June 30, 2012 and December 31, 2011 consist of:

	June 30,	December 31,
	2012	2011
	(Unaudited)

Payables for the purchase of property, plant and equipment	$24,419,569	$24,590,217
Accrued payroll and welfare	341,775	1,061,508
Liquidated damages	2,493,326	2,493,326
Other accruals and payables	2,999,855	2,142,895

	$30,254,525	$30,287,946

13        ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of:

As of December 31,
2011	2010

Purchase of property, plant and equipment	$24,590,217	$17,217,958
Accrued payroll and welfare	1,061,508	690,831
Liquidated damages	2,493,326	-
Other accruals and payables	2,142,895	296,321

	$30,287,946	$18,205,110

Stockholders' Equity and Related Financing Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

15         STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

Dividends

Fixed dividends are accrued and cumulative one year from the date of the initial issuance of the Series B convertible preferred stock, are payable on a quarterly basis, and are determined as 6% of $3.75 for each share of the Series B convertible preferred stock.

On January 17, 2011, the Company’s Board of Directors approved the distribution of annual cash dividend of $0.36 per share for 2010 to be paid quarterly to its common stock stockholders at the assigned dates of record. In January 2011, certain stockholders of the Company announced the waiver of their rights to receive such cash dividends. In addition, Dragon State International Limited, the primary Series B convertible stockholder agreed to waive their rights to receive cash dividend for 2010 should they choose to convert their preferred stock before the record date. The estimated dividends to be distributed and the dividends waived are approximately $3.5 million and $17.2 million, respectively. In October 2011, the Company’s Board of Directors suspended the payment of quarterly cash dividends on the Company’s common stock while it pursues strategic alternatives including, but not limited to, taking the Company private, a merger or other transaction.

During the year ended December 31, 2011, 66,670 shares of the Series B convertible preferred stock were converted into 66,670 shares of the Company’s common stock. In addition,1,150 Series A warrants and  500 Series B warrants were exercised, and the Company issued 1,150 shares and 500 shares of the Company’s common stock, receiving proceeds of $4,863 and $2,468, respectively. There were no dividends to be paid and accrued for the three and six months ended June 30, 2012.

Registration rights agreement

In connection with the Series A Private Placement, the Company entered into a registration rights agreement  with the Series A Investors, in which the Company agreed to file a registration statement  with the Securities and Exchange Commission (“SEC”) to register for resale of the issued common stock,  the common stock issuable upon conversion of the Series A convertible preferred stock, and the common stock underlying the Series A and Series B Warrants and the Placement agent warrants, within 30 calendar days of April 22, 2010 and to have this registration statement declared effective within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010 in the event of a full review of the registration statement by the SEC. If the Company doesn’t comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay liquidated damages in cash to each investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act.

In connection with the Series B private placement, the Company entered into a registration rights agreement  with the Series B Investors, in which the Company agreed to file a registration statement with the SEC to register for resale of the common stock issuable upon the conversion of the Series B convertible preferred stock, common stock underlying the Series C and Series D Warrants, and common stock underlying the placement agent warrants, within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock and common stock issuable upon the conversion of the Series A Preferred Stock, Series A and Series B Warrants, and placement agent warrants issued in the Series A Private Placement (the “Prior Registration Statement”), and to have the registration statement declared effective within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC)  following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.  If the Group does not comply with the foregoing obligations under the registration rights agreement, the Group will be required to pay cash liquidated damages to each Series B Investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Group are not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act.

Liquidated damages are also payable in the event that the Registration Statement is not maintained continuously effective for approximately 180 days, or if trading of the Company’s common stock is suspended or if the Company’s common stock is delisted from the principal exchange on which it is traded (NASDAQ) for more than three days.

On April 1, 2011, trading of the Company’s common stock was suspended and on October 7,2011, was delisted by NASDAQ. Management determined that the registration statements were no longer effective commencing on April 7, 2011 and registerable securities in connection with the Series A and B private placements were not able to be sold pursuant to Rule 144 under the Securities Act until November 1, 2011. Accordingly, in the year ended December 31, 2011, an estimated contingent liability for $2,493,326 was accrued with a corresponding charge to earnings. There were no liquidated damages during the three and six months ended June 30, 2012.

14        STOCKHOLDERS’ EQUITY AND RELATED FINANCING AGREEMENTS

In April and May 2010, the Company completed a private placement offering (the “Series A Private Placement”), pursuant to a security purchase agreement with a group of unrelated investors (collectively, the “Series A Investors”). Under the Series A Private Placement, the Company sold 661,562 security units at $35 per unit on April 22, 2010 and 87,142 security units at $35per unit on May 18, 2010, respectively. Each security unit issued in the Series A Private Placement consisted of, (a) nine shares of Series A convertible preferred stock, with a par value of $0.001 per share (the “Series A convertible preferred stock”) which is convertible into the same number of shares of the Company’s common stock, (b) one share of the Company’s common stock, with a par value of $0.001 per share (c) a warrant to purchase one share of the Company’s Common Stock at an exercise price of $4.50 for a three-year period (the “Series A Warrant”), and (d) a warrant to purchase one share of the per share’s common stock at an exercise price of $5.25 per share for a three-year period (the “Series B Warrant”).

On September, 28, 2010, the Company completed a private placement offering (the “Series B Private Placement”), pursuant to a security purchase agreement with a group of unrelated investors (collectively, the “Series B Investors”) and sold 540,001 security units, at a price of $37.50 per unit. Each security unit issued in the Series B Private Placement consisted of (a) ten shares of Series B convertible preferred stock, with a par value of $0.001 per share (the “Series B convertible preferred stock”) which is convertible into the same number of shares of the Company’s common stock, (b) a warrant to purchase up to 1.5 shares of the Company’s common stock, at an exercise price of $4.50 per share for a three-year period (the “Series C Warrant”), and (c) a warrant to purchase up to 1.5 shares of the Company’s common stock at an exercise price of $5.25 per share for a three-year period(the “Series D Warrant”).

Because the convertible preferred stock and warrants are transferable separately and there are no terms requiring the surrender of convertible preferred stock when the warrants are exercised, the Series A, Series B, Series C and Series D Warrants are considered to be detachable from the Series A and Series B convertible preferred stock.

The Company received total gross proceeds of $26,204,639 and $20,250,000 from the Series A and Series B Private Placements, before issuance costs of $3,242,231 and $1,835,109, respectively. The net proceeds were allocated to the Series A and Series B convertible preferred stock, common stock issued in the Series A and Series B Private Placement, Series A, Series B, Series C and Series D Warrants on a relative fair value basis.

	Gross Proceeds	Issuance costs	Net proceeds
Series A Private Placement:
Series A convertible preferred stock	$23,993,129	$2,974,986	$21,018,143
Issued Common Stock	1,820,800	221,661	1,599,139
Series A Warrant	233,210	27,279	205,931
Series B Warrant	157,500	18,305	139,195
	$26,204,639	$3,242,231	$22,962,408
Series B Private Placement:
Series B convertible preferred stock	$18,365,935	$1,664,370	$16,701,565
Series C Warrant	1,000,352	90,654	909,698
Series D Warrant	883,713	80,085	803,628
	$20,250,000	$1,835,109	$18,414,891

The estimated fair values on April 22, 2010, May 18, 2010, and on September 28, 2010 were determined using a comprehensive model that evaluated each element of the security. This evaluation included consideration of conversion terms, analysis of other public companies with financial characteristics estimated to be similar to the Company’s, and the Black-Scholes option pricing model. A discount was applied in the valuation of each element reflecting the lack of marketability and other restrictions.

Key assumptions used are as follows:

	Series A Private Placement		Series B Private Placement:
	April 23,	May 18,	September 28,
	2010	2010	2010
Expected volatility	45.82%	45.15%	86.22%
Expected dividends yield	0%	0%	0%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	1.03%	0.75%	0.68%
Fair value of the common stock	$2.38	$2.79	$3.40

Concurrent with the Series A and Series B Private Placements, the Company issued to a placement agent warrants to purchase718,755 of shares of the Company’s Common Stock for the Series A Private Placement and warrants to purchase 561,601 of shares of the Company’s Common Stock for the Series B Private Placement. The warrants issued to the placement agent in the Series A Private Placement consisted of warrants to purchase 598,963, 59,986 and 59,896 shares of common stock at an exercise price of $3.50, $4.50 and $5.25 per share, respectively. The warrants issued to the placement agent in the Series B Private Placement consisted of warrants to purchase 432,001 and 64,800 shares of common stock at an exercise price of $3.75, $4.50 and $5.25 per share, respectively. The estimated fair values of these placement agent warrants on the completion dates of the respective private placements was $349,683 for Series A Private Placement and $534,341 for Series B Private Placement; and are included in the above issuance costs.

The significant terms of the Series A and Series B convertible preferred stocks are as follows:

Conversion

At any time on or after the issuance date, at the election of the holders, each share of the Series A and Series B convertible preferred stock may be converted into shares of the Company’s common stock, or a conversion price of $3.50 and $3.75 per share, respectively, subject to certain ownership limitations.

The conversion price is subject to certain anti-dilutive adjustments, including adjustments for stock splits, dividends and distributions, and reorganization, merger or consolidation. In addition, the conversion price may be adjusted down.

The Series A convertible preferred stock was to be automatically converted into common stock   at the earlier occurrence of 1) the 24 month anniversary of the issuance dates of the Series A convertible preferred stock; and 2) at such time that the volume weighted average price (“VWAP”) of the Company’s common stock is no less than $5.00 for a period of ten consecutive trading days with the daily volume of the Company’s common stock of at least 50,000 shares per day. All of the Series A convertible preferred stock was converted into common stock in October 2010.

The Series B convertible preferred stock shall be automatically converted into common stock (or the same conversion price as described above) upon the third year anniversary of the issuance date of the Series B convertible preferred stock (April and May 2013).

In the event the Company shall issue or sell any additional shares of common stock at a price per share less than the then-applicable conversion price or without consideration, then the conversion price upon each such issuance shall be reduced to that price (the “Round Down Provision”).

Management evaluated the terms and conditions of the embedded conversion features based on the guidance of ASC 815-15-25-1 (formerly SFAS 133, paragraph 12) to determine if there was an embedded derivative requiring bifurcation. An embedded derivative instrument (such as a conversion option embedded in the Convertible Preferred Stock) must be bifurcated from its host instruments and accounted for separately as a derivative instrument only if the “risks and rewards” of the embedded derivative instrument are not “clearly and closely related” to the risks and rewards of the host instrument in which it is embedded.  Management concluded that the embedded conversion feature of the preferred stock was not required to be bifurcated because the conversion feature is clearly and closely related to the host instrument, and because of the Company’s limited trading volume that indicates the feature is not readily convertible to cash in accordance with ASC 815-10, “Derivatives and Hedging”.

Therefore, in accordance with ASC 470-20, management compared the effective conversion prices of the Series A and Series B convertible preferred stocks and the estimated fair values of the Company’s common stock as of April 22, 2010, May 18, 2010 and September 28, 2010 as follows:

	Effective initial conversion price of		Fair value Intrinsic value per each share of the
	Series A Convertible preferred stock	Series B of the convertible preferred stock	Series A common stock	or Series B preferred stocks

April 22, 2010	$3.57	$-	$2.38	$0
May 18, 2010	$3.49	$-	$2.79	$0
September 28, 2010	$-	$3.40	$3.40	$0

Management determined that there was no beneficial conversion features for the Series A and Series B convertible preferred stocks because the effective conversion price is equal to or higher than the fair value at the date of issuance.

Redemption

As a result of the Round Down Provision, and in accordance with ASR 268 “Presentation in Financial Statement of Redeemable Preferred Stock”, the Series A and Series B convertible preferred stocks have been classified as temporary equity as the Company does not control the events necessary to issue the maximum number of shares that could be required should the redemption feature be triggered.

In the event the Company has insufficient authorized registered shares of common stock to effect a conversion request from the Series A and Series B investors, the Company, at its sole discretion, may elect to satisfy such conversion request by either redeeming the preferred stock at their liquidation preference of $3.50 and $3.75 per share, respectively, or by issuing restricted shares of the Company’s common stock.

The Series A and Series B convertible preferred stocks are redeemable at the option of their holders simultaneously with the occurrence of the following events:

Merger or consolidation where the holders of the Company’s outstanding voting securities prior to such merger or consolidation do not own over 50% of the outstanding voting securities of the merged or consolidated entity immediately after such merger or consolidation; or the sale of all or substantially all of the Company’s properties or assets (collectively, an “Organic Change”).

Management considers the occurrence of the Organic Change is solely within the control of the Company.

Voting Rights

The Series A and Series B convertible preferred stocks shall have no voting rights with the common stock or other equity securities of the Company other than certain class voting rights, as outlined in the related agreement.

Fixed dividends are accrued and cumulative for one year from the date of the initial issuance of the Series A and Series B convertible preferred stocks, and are payable on a quarterly basis. Annual dividends are determined as 6% of $3.50 for each share of the Series A convertible preferred stock, and 6% of $3.75 for each share of the Series B convertible preferred stock. Total dividends for the Series A convertible stockholders for the year ended December 31, 2010 was $831,032.There were no dividends on the Series A convertible preferred stock in 2011. Total dividends for the Series B convertible preferred stockholders for the years ended December 31, 2011 and 2010 were $1,205,014 and $306,247, respectively.

Registration rights agreement

In connection with the Series A Private Placement, the Company entered into a registration rights agreement  with the Series A Investors, in which the Company agreed to file a registration statement  with the SEC to register for resale the common stock issued, the common stock issuable upon conversion of the Series A convertible preferred stock, and the common stock underlying the Series A and Series B Warrants and the placement agent warrants, within 30 calendar days of April 22, 2010 and to have this registration statement declared effective within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010 in the event of a full review of the registration statement by the SEC. If the Company doesn’t comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay liquidated damages in cash to each investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act. At December 31, 2010, all of the Series A convertible preferred stock has been converted into the Company’s common stock. The Company did not incur any liquidated damages in connection with Series A Private Placement in 2010.

In connection with the Series B private placement, the Company entered into a registration rights agreement  with the Series B Investors, in which the Company agreed to file a registration statement with the SEC to register for resale the common stock issuable upon the conversion of the Series B convertible preferred stock, common stock underlying the Series C and Series D Warrants, and common stock underlying the placement agent warrants, within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale the common stock issued in the Series A Private Placement and common stock issuable upon the conversion of the Series A preferred stock, Series A and Series B Warrants, and placement agent warrants issued in the Series A Private Placement (the “Prior Registration Statement”), and to have the registration statement declared effective within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC)  following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.  If the Company does not comply with the foregoing obligations under the registration rights agreement, the Company will be required to pay cash liquidated damages to each Series B Investor, at the rate of 1% of the applicable subscription amount for each 30 day period in which the Company is not in compliance; provided, that such liquidated damages will be capped at 10% of the subscription amount of each investor and will not apply to any registrable securities that may be sold pursuant to Rule 144 under the Securities Act if all of the conditions in Rule 144(i)(2) are satisfied at the time of the proposed sale, or are subject to an SEC comment with respect to Rule 415 promulgated under the Securities Act. The Company did not incur any liquidated damages in connection with the Series B Private Placement in 2010.

Pursuant to the registration rights agreements in the Series A and Series B Private Placements, liquidated damages are also payable in the event that the registration statement is not maintained continuously effective for approximately 180 days, or if trading of the Company’s common stock is suspended or if the Company’s common stock is delisted from the principal exchange on which it is traded (NASDAQ)for more than three days.

As the required Registration Statements were declared effective in the specified time frame, management determined that a liability for liquidated damages had not been incurred as of December 31, 2010.  On April 1, 2011, trading of the Company’s common stock was suspended and on October 7, 2011 was delisted by NASDAQ. Management determined that the registration statements were no longer effective commencing on April 7, 2011 and registerable securities in connection with the Series A and B private placements were not able to be sold pursuant to Rule 144 under the Securities Act until November 1, 2011.   Accordingly, in the year ended December 31, 2011, an estimated contingent liability for $2,493,326 was accrued with a corresponding charge to earnings, as per the guidance in ASC 825-20, “Registration Payment Arrangements”.

Escrow shares agreement

In connection with the Series A and Series B Private Placements, the Company entered into two escrow share agreements with the representatives of the Series A Investors and the Series B Investors, Delight Reward, and Anslow&Jaclin, LLP (the “Escrow Agent) (the “Escrow Agreements”), pursuant to which 5,000 shares and 3,400 shares of the Company’s Series M convertible preferred stock held by Delight Reward (the “Escrow Shares”) were delivered to the Escrow Agent, respectively. On December 28, 2010, the Series M convertible preferred shares in the escrow share agreements converted into 5,000,000 shares and 3,400,000 shares of the Company’s common stock (the “Escrow Shares”).

The Escrow Shares were to be released back to Delight Reward upon the Company’s achievement of no less than 95% of a net income target, as defined, of $33 million for the year ended December 31, 2010 (the “Performance Threshold”). If the Company achieved less than 95% of the Performance Threshold, the Series A and Series B Investors were to receive in the aggregate, on a pro rata basis, 500,000 shares of the Company’s common stock for each full percentage point by which the Performance Threshold was not achieved, up to the total number of the Escrow Shares. Pursuant to the Escrow Agreements, for purposes of determining whether or not the net income was met, certain items, such as any accounting charges for issuing warrants, were not deemed to be an expense or charge, even though U.S. GAAP may require contrary treatment, and the annual report for the respective fiscal years filed with the SEC by the Company reported otherwise. No other exclusions were to be made for any non-recurring expenses of the Company, as defined in the Escrow Agreements, in determining whether the Performance Threshold has been achieved.

Management determined that entering into the Escrow Agreements was an inducement made to facilitate the Series A and Series B Private Placements, and is not part of a compensatory arrangement to management. The Escrow Shares were to be released or cancelled without regard to the continued employment of any management of the Group.

The Performance Threshold was achieved and the Escrow Shares are expected to be released from escrow in the second quarter of 2012.

Common Stock and Capital Contribution	12 Months Ended
Dec. 31, 2011
Common Stock and Capital Contributions [Abstract]
COMMON STOCK AND CAPITAL CONTRIBUTION

15        COMMON STOCK AND CAPITAL CONTRIBUTION

On April 22, 2010 and May 18, 2010, the Company issued 661,562 shares of common stock and 87,142 shares of common stock, respectively, par value of $0.001 per share, upon the completion of the Series A Private Placement.

In April 2010 the registered capital of Keyuan International was increased as a result of a capital contribution of $220,000 by its shareholders.

In October2010, all of the Series A convertible preferred stock was converted into 6,738,336 shares of the Company’s common stock.

On December 28, 2010, all of the Series M convertible preferred stock was converted into 47,658,000 shares of the Company’s common stock upon the Company’s stockholders approval of an increase in the authorized common stock to100,000,000 shares.

On January 17, 2011, the Company’s Board of Directors approved the distribution of an annual cash dividend of $0.36 per share for 2010 to be paid quarterly to its common stock stockholders at the assigned dates of record. In January 2011, certain stockholders of the Company announced the waiver of their rights to receive such cash dividends. In addition, Dragon State International Limited, the primary Series B convertible stockholder agreed to waive their rights to receive cash dividend for 2010 should they choose to convert their preferred stock before the record date. The estimated dividends to be distributed and the dividends waived are approximately $3.5 million and $17.2 million, respectively. Approximately $ 1,205,014 was distributed to common stockholders as dividends during the year ended December 31, 2011. In October 2011, the Company’s Board of Directors suspended the payment of quarterly cash dividends on the Company’s common stock while it pursues strategic alternatives including, but not limited to, taking the Company private, a merger or other transaction.

During the year ended December 31, 2011, 66,670 shares of the Series B convertible preferred stock were converted into 66,670 shares of the Company’s common stock. In addition, 1,150Series A warrants and 500 Series B warrants were exercised, and the Company issued 1,150 shares and 500 shares of the Company’s common stock, receiving proceeds of $4,863 and $2,468,respectively.

Common Stock Purchase Warrants	12 Months Ended
Dec. 31, 2011
Common Stock Purchase Warrants [Abstract]
COMMON STOCK PURCHASE WARRANTS

16        COMMON STOCK PURCHASE WARRANTS

In connection with the Series A and Series B Private Placements, the Company issued the following warrants to purchase the Company’s common stock to the Series A and Series B investors and a placement agent:

	Issuance dates	Maximum number Of shares of common stock	Exercise prices
Series A Warrants	April 22 and May 18, 2010	748,704	$4.50
Series B Warrants	April 22 and May 18, 2010	748,704	$5.25
Series C Warrants	September 28, 2010	810,001	$4.50
Series D Warrants	September 28, 2010	810,001	$5.25
Placement agent warrants
-Series A Private Placement	April 22 and May 18, 2010	718,755	$3.50~$5.25
-Series B Private Placement	September 28, 2010	561,601	$3.75~$5.25

Each of the above warrants entitles the holder to purchase shares of the Company’s common stock at any time after their respective issuance dates and shall expire after three years from their respective issuance dates. The Series A and Series B Warrants are callable at $0.01, at the Company’s election, if the Volume Weighted Average Price(“VWAP”) of the Company’s common stock equals or exceeds $9.00 and $10.50 for 15 consecutive trading days, with the average daily trading volume of no less than 75,000 shares. The Series C and Series D Warrants and the placement agent warrants are not callable.

The Series A, Series B, Series C and Series D Warrants and the placement agent warrants are classified within the Company’s stockholders’ equity since they are solely indexed to the Company’s common stock.

Share-Based Payments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS

16         SHARE-BASED PAYMENTS

Effective June 30, 2010, the Board of Directors approved the Company’s 2010 Equity Incentive Plan ( the “Plan”). The maximum numbers of shares of common stock of the Company issuable pursuant to the Plan is 6,000,000 shares.  The Plan shall be administered by the Board; provided however, that the Board may delegate such administration to a plan Committee.

On June 30, 2010, the Company granted a total of 3,000,000 stock options to certain senior management employees with a contractual term of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $3,347,298. A total of 2,810,000 stocks options vest over three years as follow: 30% shall vest and become exercisable one year after a grant date, 40% shall vest and become exercisable two years after the grant date, and 30% shall vest and become exercisable three years after the grant date. For the remaining 190,000 stock options: 40% shall vest and become exercisable one year after the grant date and 60% shall vest and become exercisable two years after grant date.

On July 1, 2010, the Company granted a total of 80,000 stock options to two independent directors with contractual terms of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $91,349. A total of 40,000 of the options shall vest and become exercisable one year after the grant date and the remaining 40,000 of the stock options shall vest and become exercisable two years after the grant date, provided that the independent directors are re-elected for successive one year terms one year after the stock options issuance date.

On August 4, 2010, the Company granted 700,000 stock options to employees, with a contractual term of 5 years. The exercise price of these stock options was $4.50 per share and the grant-date fair value of these stock options amounted to $1,338,761. These stock options vest over three years as follows: 30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after grant date and 30% shall vest and become exercisable three years after the grant date.

On December 29, 2010, 600,000 stock options granted to certain employees on August 4, 2010, were cancelled. As compensation for such cancellation, the Company committed to pay these employees incremental cash payments during the period through August 2013. The fair value of the committed cash payment on December 29, 2010 was approximately $400,000 and no incremental compensation costs resulted from the cancellation of these stock options. Included in accrued expenses and other payables is approximately $257,226 representing the liability related to the committed cash payment as of June 30, 2012.

No options were granted during the three and six months ended June 30, 2012.

For the three months ended June 30, 2012 and 2011, share-based compensation expense related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $406,098 and $155,188, respectively. For the six months ended June 30, 2012 and 2011, share-based compensation expenses related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $819,496 and $1,285,185, respectively.

As of June 30, 2012, there were unrecognized compensation costs related to employee stock options of approximately $1,146,910. These costs are expected to be recognized on a straight-line basis, over the remaining weighted average service period of 0.94 years.

17        SHARE-BASED PAYMENTS

(a)   Employee stock option grants

Effective June 30, 2010, the Board of Directors approved the Company’s 2010 Equity Incentive Plan (the “Plan”). The maximum numbers of shares of common stock of the Company issuable pursuant to the Plan is 6,000,000 shares. The Plan shall be administered by the Board; provided however, that the Board may delegate such administration to a Plan Committee (the “Committee”).

Subject to the provisions of the Plan, the Board and/or the Committee shall have authority to determine the type or types of awards to be granted to each participant under the Plan. The exercise price of options to purchase shares of the Company’s common stock granted under the Plan shall be determined by the Board or the Committee, provided, however that the exercise price of any incentive stock option shall not be less than 100% of the fair market value of a share on the date of grant. The term of each option shall be fixed by the Board or the Committee, provided that no incentive stock option shall have a term greater than 10 years.

On June 30, 2010, the Company granted a total of 3,000,000 stock options to certain senior management employees with a contractual term of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $3,347,298. A total of 2,810,000 stocks options vest over three years as follows:30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after the grant date, and 30% shall vest and become exercisable three years after the grant date. For the remaining 190,000 stock options: 40% shall vest and become exercisable one year after the grant date and 60% shall vest and become exercisable two years after the grant date.

On July 1, 2010, the Company granted a total of 80,000 stock options to two independent directors with contractual terms of 5 years. The exercise price of these stock options is $4.20 per share and the grant-date fair value of these stock options amounted to $91,349. A total of 40,000 options shall vest and become exercisable one year after the grant date and the remaining 40,000 options shall vest and become exercisable two years after the grant date, provided that the independent directors are re-elected for successive one year terms one year after the stock options issuance date.

On August 4, 2010, the Company granted 700,000 stock options to employees with a contractual term of 5 years. The exercise price of these stock options was $4.50 per share and the grant-date fair value of these stock options amounted to $1,338,761. These stock options vest over three years as follows: 30% shall vest and become exercisable one year after the grant date, 40% shall vest and become exercisable two years after the grant date and 30% shall vest and become exercisable three years after the grant date.

On December 29, 2010, 600,000 stock options granted to certain employees on August 4, 2010, were cancelled. As compensation for such cancellation, the Company committed to pay these employees incremental cash payments during the period through August 2013. The fair value of the committed cash payment on December 29, 2010 was approximately $400,000 and no incremental compensation cost resulted from the cancellation of these stock options. Included in accrued expenses and other payables is approximately $190,000and $56,000 representing the liability related to the committed cash payment as of December 31, 2011 and 2010, respectively.

There were no share options granted during the year ended December 31, 2011. A summary of the share options granted and the activity during the year ended December 31, 2010 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of
January 1,2010	-	$-
Granted on June 30,2010	3,000,000	4.2
Granted on July 1,2010	80,000	4.2
Granted on August 4,2010	700,000	4.5
Cancelled	(600,000)	4.5
Forfeited	(150,000)	4.2

Balance as of
December 31, 2010	3,030,000	$4.21	3.5 years	$0
Exercisable as of December 31, 2010	-	-	-	-

The following table presents information relating to non-vested stock options as of December 31, 2011

	Options	Weighted average grant-date fair value	Weighted average remaining contractual term
Nonvested at January 1, 2011	3,030,000	$3,629,899
Granted	-	-
Vested	(989,000)	(1,103,493)
Forfeited	(586,000)	(653,839)
Nonvested at December 31, 2011	1,455,000	$1,872,567	2.5 years

The total fair value of stock options that vested during the year ended December 31, 2011 was $1,103,493.

The grant-date fair value of the stock options granted in 2010 was estimated using the Black-Scholes option pricing model, based on the assumptions in the following table.

	Options granted on June 30, 2010	Options granted on July 1, 2010	Options granted on August 4, 2010

Expected volatility	47%	47%	47%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.79%	1.80%	1.62%
Weighted average expected life (in years)	5.0	5.0	5.0
Estimated fair value of underlying
common stock	$3.21	$3.25	$4.50

Because the Company’s common stock had limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. The risk free interest rate is based on the US Treasury Bill rate for the expected term of the options and the expected dividend yield is based on the Company’s current dividend yield. The Company uses historical data to estimate employee termination within the valuation model. The expected life of options granted represents the period of time that options granted are expected to be outstanding. For the year ended December 31, 2011 and 2010, share-based compensation expenses related to employee stock options charged to general and administrative expenses in the consolidated statements of operations were $1,627,802 and $777,102, respectively.

As of December 31, 2011, unrecognized compensation costs related to employee stock options was approximately $2,372,504. These costs are expected to be recognized on a straight-line basis, over the remaining weighted average service period of 1.44years.

(b)   Non-employee stock option grants

On April 19, 2010, the Group issued 88,000 shares of common stock to Hayden Communications International, for the investor related services they will provide for a 12 months period. All the shares vested immediately after the signature of the agreement.  The related expenses were $62,545 and $146,895 for the year ended December 31, 2011 and 2010, respectively.

On April 19, 2010,the Group issued 48,000 shares of common stock to Chesapeake Group, Inc, for the investor related services they will provide in a period of 12 months. The related expenses were $12,990 and $139,290 for the year ended December 31, 2011 and 2010, respectively.

On April 19, 2010,the Group issued 50,000 shares of common stock to Hampton Growth Resources, LLC, for the investor related services they will provide for a 12 months period. The related expenses were $54,500 and $144,875 for the year ended December 31, 2011 and 2010, respectively.

On July 1, 2010, the Group granted 40,000 stock options to an external HR consultant with a contractual term of 5 years in exchange for its services completed prior to the grant date. The exercise price of these stock options is $4.20 per share and the grant-date fair value was$45,675. These stock options vested and became exercisable at grant.

On July 27, 2010, the Group granted 420,000 stock options to a consultant. The options expire on April 21, 2013. The exercise price of these stock options is $4.20 per share. A total of 70,000 of the stock options vested and became exercisable at the grant date, 31,818 vested monthly from September 1, 2010 through April 1, 2011, and the remaining balance of 95,456 vested on May 1, 2011. Management considers that the vesting dates are concurrent with the respective service completion dates. The grant date fair value of the options was $520,441 and the related compensation expenses were $290,332 and $307,745 for the years ended December 31, 2011 and 2010, respectively.

A summary of the stock options granted to non-employees as of December 31, 2011 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding as of
December 31, 2011	460,000	$4.20	1.5 years	$-
Exercisable as of
December 31, 2011	460,000	$4.20	1.68 years	$-

The fair value of the stock options granted in 2010 was measured using the Black-Scholes option pricing model. The assumptions used in estimating the fair value are in the following table.

	Awards granted	Awards granted
	on July 1, 2010	on July 27, 2010
Expected volatility	47%	47%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.8%	1.02%
Weighted average expected life (in years)	5.0	3.0
Estimated fair value of underlying common stock	$3.25	$4.00-4.50

Because the Company’s common stock had limited trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in a similar industry. The risk free interest rate is based on the US Treasury Bill rate for the expected term of the options and the expected dividend yield is based on the Company’s current dividend yield. The Company uses historical data to estimate employee termination within the valuation model. The expected life of options granted represents the period of time that options granted are expected to be outstanding.

For the year ended December 31, 2011, share-based compensation expenses related to non-employee stock and stock options recorded in general and administrative expenses in the consolidated statements of operations were $130,035 and $290,332, respectively. For the year ended December 31, 2010, share-based compensation expenses related to non-employee stock and stock options recorded in general and administrative expenses in the consolidated statements of operations were $431,060 and $353,420, respectively.

As of December 31, 2011, the unrecognized compensation cost related to non-employee stock and stock options was $22,837. These costs are expected to be recognized over a remaining vesting period of 1.5 years.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES

17       INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to the U.S. federal corporate income tax at progressive rates ranging from 15% to 35%. The state of Nevada does not impose any state corporate income tax.

British Virgin Islands

Keyuan International is incorporated in the British Virgin Islands (“BVI”). Under the current laws of British Virgin Islands, Keyuan International is not subject to tax on income or capital gains. In addition, upon payments of dividends by Keyuan International, no BVI withholding tax is imposed.

Hong Kong

Keyuan HK is incorporated in Hong Kong. Keyuan HK did not earn any income that was derived in Hong Kong for the six months ended June 30, 2012 and 2011 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Ningbo Keyuan , Ningbo Keyuan Petrochemicals, Ningbo Keyuan Synthetic Rubbers and Guangxi Keyuan are incorporated in the PRC and the applicable PRC statutory income tax rate is 25%.

Components of income (loss) before income tax expense (benefit) consist of the following jurisdictions:

	Three months ended June 30,
	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰

PRC	$3,447,170	$3,309,794
U.S.	(627,907)	(3,765,742)
Hong Kong and BVI	(886,638)	(700,763)

Income (loss) before income taxes	$1,932,625	$(1,156,711)

	Six months ended June 30,
	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰

PRC	$8,003,206	$11,939,586
U.S.	(1,426,030)	(4,704,077)
Hong Kong and BVI	(1,660,367)	(925,926)

Income before income taxes	$4,916,809	$6,309,583

The Group’s income tax expense in the consolidated statements of operations consists of the following:

PRC:	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	(Unaudited ¼‰
Current income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Total income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes is as follows:

	Three months ended June 30,
	2012		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income (loss) before income taxes	$1,932,625		$(1,156,711)

Computed income tax expense (benefit)	483,156	25.0%	(289.178)	25.0%
NOLs from overseas subsidiaries not recognized	378,636	19.6%	1,433,636	(123.9%)
Others	8,485	0.4%	(478,630)	41.4%
Actual income tax expense	$870,277	45.0%	$665,828	(57.6%)

	Six months ended June 30,
	2011		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income before income taxes	$4,916,809		$6,309,583

Computed expected income tax expense	1,229,202	25.0%	1,577,396	25.0%
NOLs from overseas subsidiaries not recognized	771,599	15.7%	1,799,204	28.5%
Others	8,668	0.2%	(458,621)	(7.3%)
Actual income tax expense	$2,009,469	40.9%	$2,917,979	46.2%

The PRC income tax rate has been used because the majority of the Group’s consolidated income (loss) before income taxes arises in the PRC.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its PRC subsidiaries are subject to U.S. federal income tax at 35%, less any applicable qualified foreign tax credits. Due to the Company’s policy of permanently reinvesting substantially all of its earnings in its PRC business, the Company has not provided for deferred income tax liabilities for U.S. federal income tax purposes on its PRC subsidiaries’ undistributed earnings of $37.8 million and $31 million as of June 30, 2012 and December 31, 2011, respectively.

The Group  files income tax returns in the United States and the PRC. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2008. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2008.

20        INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America

The Company is incorporated in the State of Nevada in the U.S., and is subject to U.S. federal corporate income tax at progressive rates ranging from15% to 35%. The state of Nevada does not impose any state corporate income tax.

British Virgin Islands

Keyuan International is incorporated in the British Virgin Islands (“BVI”). Under the current laws of the BVI, Keyuan International is not subject to tax on income or capital gains. In addition, upon payments of dividends by Keyuan International, no BVI withholding tax is imposed.

Hong Kong

Keyuan HK is incorporated in Hong Kong. Keyuan HK did not earn any income that was derived in Hong Kong for the years ended December 31, 2011 and 2010 and therefore was not subject to Hong Kong Profits Tax. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

Ningbo Keyuan and Ningbo Keyuan Petrochemicals are both incorporated in the PRC and the applicable PRC statutory income tax rate for both companies is 25%.

Components of income(loss) before income tax expense(benefit) consist of the following jurisdictions:

Year ended December 31,
2011	2010
PRC	$8,930,752	$53,158,384
U.S.	(9,761,824)	(2,108,853)
Hong Kong and BVI	(3,458,506)	(436,404)

(Loss)income before income taxes	$(4,289,578)	$50,613,127

The Group’s income tax expense  in the consolidated statements of operations consists of the following:

Year ended December 31,
2011	2010
Current income tax expense	$2,408,474	$10,434,575
Deferred income tax expense	443,244	3,058,129

Total income tax expense	$2,851,718	$13,492,704

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate of 25% to income (loss) before income taxes is as follows:

	Year ended December 31,
	2011		2010
(Loss)income before income taxes	$(4,289,578)		$50,613,127

Computed expected
Income tax (benefit) expense	(1,072,395)	25.0%	12,653,282	25.0%
Tax loss not recognized	2,625,242	(61.2%)	781,918	1.6%
Effect of differential tax rate	679,840	(15.8%)	57,504	0.1%
Other	184,617	(4.3%)	-	-
Permanent differences	434,414	(10.1%)
Actual income tax expense	$2,851,718	(66.4%)	$13,492,704	26.7%

The PRC income tax rate has been used because the majority of the Group’s consolidated income (loss) before income taxes arises in the PRC.

The tax effects of the temporary differences that give rise to significant portions of deferred income tax assets are presented below:

	As of December 31,
	2011	2010
Net operating tax loss carried forwards	$4,767,000	$780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)	-
Accrued payroll expenses	-	181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$37,348	$469,914

Deferred tax assets arising from net operating losses (“NOL’S”) from the Group’s operations outside of the PRC were $4,767,000 and $780,590 at December 31, 2011 and 2010, respectively. Management has determined that it is more likely than not that they will not generate sufficient taxable income in those jurisdictions to realize the deferred tax asset. Accordingly, a valuation allowance for the full amount was provided. At December 31, 2011, NOL’S and their expiration dates arose in the following jurisdictions:

		Expiration date
US	$(11,870,677)	December 31, 2031
Hong Kong	(3,709,718)	Not applicable
BVI	(185,192)	Not applicable
	(15,765,587)

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Group’s distributions from its PRC subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Group’s policy of reinvesting permanently its earnings in its PRC business, the Group has not provided for deferred income tax liabilities for U.S. federal income tax purposes on its PRC subsidiaries’ undistributed earnings of $31million and $26 million as of December 31, 2011 and 2010, respectively.

As of January 1, 2010 and for each of the years ended December 31, 2010and 2011, the Group did not have unrecognized tax benefits, and therefore no interest or penalties related to unrecognized tax benefits were accrued. Management does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

The Group files income tax returns in the United States and the PRC. The Company is subject to U.S. federal income tax examination by tax authorities for tax years beginning in 2004.  According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000 ($15,000). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The PRC tax returns for the Company’s PRC subsidiary are open to examination by the PRC state and local tax authorities for the tax years beginning in 2008.

Statutory Reserves	12 Months Ended
Dec. 31, 2011
Statutory Reserves [Abstract]
STATUTORY RESERVES

18        STATUTORY RESERVES

Ningbo Keyuan and Ningbo Keyuan Petrochemicals are required to allocate at least 10% of their after tax profits as determined under generally accepted accounting principles in the PRC to a statutory surplus reserve until the reserve balances reach 50% of their respective registered capitals. For the year ended December 31, 2011and 2010, Ningbo Keyuan and Ningbo Keyuan Petrochemicals made appropriations to this statutory reserve of $3,744,304 and $3,075,356, respectively.

Contingency	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
CONTINGENCY

18         CONTINGENCY

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

In connection with the shipping of finished products, inaccurate product information has been provided to the PRC Port authority. In addition, through June 30, 2011, Ningbo Keyuan failed to withhold income tax of approximately $50,000 from payments to certain external service providers and employees. In consultation with PRC legal counsel, management has evaluated the contingencies associated with the provision of inaccurate information and expects that the penalty, if any, will not be significant and will not have a material impact on the consolidated financial statements.

In addition, the Group had outstanding Letters of Credit as of June 30, 2012 of $177,135,878.

19        COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group leases storage facilities under operating lease agreements. The terms of these leases range from 2 to 3 years, and future minimum lease payments, due in 2012, under those non-cancellable operating lease agreements as of December 31, 2011 are $710,478.

(b) Capital commitments

As of December 31, 2011, the Group had contractual capital commitments of $887,736 for purchases of equipment.

(c)  Litigation

The Company at times is involved in various legal actions arising in the ordinary course of business. Management does not currently believe that there are any pending legal actions where the outcome of such legal actions would have a material adverse effect on the Company’s consolidated financial statements.

(d)  Contingencies
In connection with the shipping of finished products, inaccurate product information has been provided to the PRC Port authority. In addition, through March 31, 2011, Ningbo Keyuan failed to withhold income tax of approximately $50,000 from payments to certain external service providers and employees. In consultation with PRC legal counsel, management has evaluated the contingencies associated with the provision of inaccurate information and expects that the penalty, if any, will not be significant and will not have a material impact on the consolidated financial statements. In addition, the Group had outstanding Letter’s of Credit as of December 31, 2011of RMB 65,017,503 (approximately $10,233,755).

Earnings (Loss) Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

19         EARNINGS (LOSS) PER SHARE

 The following table sets forth the computation of basic net income (loss) per share:

	For the three months ended		For the six months ended
	June 30	June 30	June 30	June 30
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Net income (loss) attribute to Keyuan
Petrochemicals, Inc. stockholders	$1,062,348	$(1,822,539)	$2,907,340	$3,391,604

Less: Dividend attributable to preferred
stockholders	-	306,247	-	602,507

Net income (loss) attributable to Keyuan Petrochemical Inc. common shareholders	$1,062,348	$(2,128,786)	$2,907,340	$2,789,097

Weighted average common shares
(Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896

Effect of diluted securities:
- Series A convertible preferred stock	-	-	-	-
- Series B convertible preferred stock	5,333,340	-	5,333,340	5,400,010
- Series M convertible preferred stock	-	-	-	-
- Warrants	-	-	-	390,647
- Options	-	-	-	467,429

Weighted average common shares
(denominator for diluted income per share)	62,979,500	57,579,239	62,979,500	63,836,982

Basic net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05
Diluted net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05

21       EARNINGS (LOSS) PER SHARE

Earnings per share for periods prior to the Share Exchange have been restated to reflect the recapitalization under the Share Exchange. The following table sets forth the computation of basic and diluted net income(loss) per share:

Year ended December 31,
2011	2010
Basic (loss)earnings per share:
Net (loss)income attributable to Keyuan
Petrochemicals, Inc. stockholders	$(7,141,296)	$37,120,423

Fixed dividends to Series A convertible
Preferred stockholders	-	831,032

Fixed dividends to Series B convertible
Preferred stockholders	1,205,014	306,247

Net (loss)income attributable to Keyuan
Petrochemicals Inc. common stockholders	$(8,346,310)	$35,983,144

Weighted average common shares
(Denominator for basic income per share)	57,585,040	50,929,526

Effect of dilutive securities:
- Series A convertible preferred stock	-	3,542,344
- Series B convertible preferred stock	-	1,390,688
- Warrants	-	103,985
- Options	-	91,451
Denominator for diluted income per share	57,585,040	56,057,994

Basic (loss)earnings per share:	$(0.14)	$0.71

Diluted(loss)earnings per share:	$(0.14)	$0.66

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

20         FAIR VALUE MEASUREMENTS

The Company did not have any assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2012.

The fair values of cash, pledged bank deposits, bills receivable, accounts receivable, consumption tax refund receivable, short-term bank borrowings, bills payable, current portion of long-term borrowings, and accounts payable approximate their respective carrying amounts due to their short-term nature. Amounts due from/to related parties are not practicable to estimate due to the related party nature of the underlying transactions. The Group’s long-term debt, secured by various assets, bears interest at rates commensurate with market rates, and therefore management believes carrying values approximate fair values.

22        FAIR VALUE MEASUREMENTS

The Company did not have any assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011 and 2010.

The fair values of cash, pledged bank deposits, bills receivable, consumption tax refund receivable, short-term bank borrowings, bills payable, current portion of long-term borrowings, and accounts payable approximate their respective carrying amounts due to their short-term nature. Amounts due to related parties are not practicable to estimate due to the related party nature of the underlying transactions. The Group’s long-term debt, secured by various assets, bears interest at rates commensurate with market rates and therefore management believes carrying values approximate fair values.

Significant Concentrations and Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
SIGNIFICANT CONCENTRATIONS AND RISKS

21         SIGNIFICANT CONCENTRATIONS AND RISKS

As of June 30, 2012 and December 31, 2011, the Group held cash and pledged bank deposits in financial institutions of approximately $249,695,663 and $163,591,879, respectively. They were primarily held in major financial institutions located in mainland China and the Hong Kong Special Administrative Region. Management believes that these financial institutions have high credit ratings.

Sales to major customers, which individually exceeded 4% of the Group’s total net revenues, are as follows:

Three months ended June 30, 2012			Three months ended June 30, 2011
	¼ Unaudited ¼‰			¼ Unaudited ¼‰
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$40,695,112	21%	Customer A	$35,607,254	24%
Customer B	12,876,871	7%	Customer D	14,540,619	10%
Customer C	12,615,883	7%	Customer I	14,278,678	10%
Customer D	11,234,274	6%	Customer J	13,517,410	9%
Customer E	9,820,712	5%	Customer L	6,314,579	4%

Total	$87,242,852	47%	Total	$84,258,540	57%

Six months ended June 30, 2012			Six months ended June 30, 2011
	¼ Unaudited ¼‰			¼ Unaudited ¼‰
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$52,843,930	14%	Customer A	$58,150,912	20%
Customer H	24,777,298	7%	Customer J	42,284,552	14%
Customer D	21,659,715	6%	Customer D	28,430,114	10%
Customer G	17,177,359	4%	Customer I	14,278,678	5%
Customer F	15,014,302	4%	Customer K	13,176,798	4%

Total	$131,472,604	36%	Total	$156,321,054	53%

The Group currently buys a majority of its heavy oil, an important component of its products, from three suppliers. Although there are a limited number of suppliers of the particular heavy oil, management believes that other suppliers could provide similar heavy oil on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would affect operating results adversely. Purchases (net of VAT) from the largest three suppliers for three months ended June 30, 2012 and 2011 were $155,361,871 and $153,035,430, respectively. These purchases represented 83% of all of the Company’s purchases for each of the three months ended June 30, 2012 and 2011. Purchases (net of VAT) from the largest three suppliers for the six months ended June 30, 2012 and 2011 were $275,123,617 and $231,995,919, respectively. These purchases represented 80% and 77%, respectively, of all of the Group’s purchases for the six months ended June 30, 2012 and 2011.

The Group’s operations are carried out in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

23        SIGNIFICANT CONCENTRATIONS AND RISKS

At December 31, 2011 and 2010, the Group held cash and pledged bank deposits in financial institutions of $163,591,879 and $127,260,081, respectively. They were primarily held in major financial institutions located in mainland China and the Hong Kong Special Administrative Region. Management believes that these financial institutions have high credit ratings.

Sales to major customers, which individually exceeded 4% of the Group’s total annual net revenue, are as follows:

Year ended December 31, 2011			Year ended December 31, 2010
Largest Customers	Amount of Sales	% Total Sales	Largest Customers	Amount of Sales	% Total Sales

Customer A	114,981,292	18%	Customer A	101,680,459	18%
Customer B	56,582,811	9%	Customer B	32,193,696	6%
Customer C	42,795,468	7%	Customer F	31,745,184	6%
Customer D	28,228,269	5%	Customer G	29,625,766	5%
Customer E	27,138,266	4%	Customer H	26,545,302	5%

Total	269,726,106	43%	Total	221,790,407	40%

The Group currently buys a majority of its heavy oil, an important component of its products, from three suppliers. Although there are a limited number of suppliers of the particular heavy oil used in production, management believes that other suppliers could provide similar heavy oil on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which could affect operating results adversely. Purchases (net of VAT) from the largest three suppliers for the years ended December 31, 2011 and 2010 were $377,051,329 and $309,943,580, respectively. These purchases represented 83% and 61%, respectively, of all of the Group’s purchases for the years ended December 31, 2011 and 2010.The Company’s largest supplier accounted for approximately $305 million and $191 million, or 67% and 38% of total purchases for each of the years ended December 2011 and 2010, respectively.

The Group’s operations are carried out in the PRC. Accordingly, the Group’s business, financial condition and results of operations may be influenced by the political, economic and legal environments in the PRC, as well as by the general state of the PRC’s economy. The business may be influenced by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittances abroad, and rates and methods of taxation, among other things.

Related Party Transactions and Relationships and Transactions With Certain Other Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

22         RELATED PARTY TRANSACTIONS AND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

(1)      Related Party Transactions

The Company considers all transactions with the following parties to be related party transactions.

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. Weifeng Xue	Vice President of Accounting, Ningbo Keyuan through August 2011

Mr. Hengfeng Shou	Vice President of Sales, Ningbo Keyuan Petrochemical
Ningbo Kewei Investment Co., Ltd.	A company controlled by Mr. Tao through September 2011
(Ningbo Kewei)
Ningbo Pacific Ocean Shipping Co., Ltd	100% ownership by Mr. Wang
(Ningbo Pacific)
Ningbo Hengfa Metal Product Co., Ltd	100% ownership by Mr. Chen
(Ningbo Hengfa, former name "Ningbo Tenglong")
Shandong Tengda Stainless Steel Co., Ltd	100% ownership by Mr. Chen
(Shandong Tengda)
Ningbo Xinhe Logistic Co., Ltd
(Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011, and included in transactions with certain other parties beginning October 1, 2011.
Ningbo Jiangdong Jihe Construction Materials	Controlled by Mr. Xue’s Brother-in-law
Store (Jiangdong Jihe)
Ningbo Wanze Chemical Co., Ltd	Mr. Tao’s sister-in-law is the legal representative
(Ningbo Wanze)
Ningbo Zhenhai Jinchi Petroleum Chemical	Controlled by Mr. Shou
Co., Ltd (Zhenhai Jinchi)

Related party transactions and amounts outstanding with the related parties as of and for the three and six months ended June 30, 2012 and 2011 are summarized as follows:

	Three Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$35,607,658
Purchase of raw material (b)	$-	$42,920
Purchase of transportation services (c)	$1,104,716	$316,506
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$113,084	$419,665
Short-term financing from related parties (e)	$-	$5,406,139
Short-term financing to related parties (e)	$-	$5,535,234

	Six Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$58,217,477
Purchase of raw material (b)	$-	$7,066,055
Purchase of transportation services (c)	$1,665,831	$927,879
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$203,984	$756,919
Short-term financing from related parties (e)	$-	$13,144,234
Short-term financing to related parties (e)	$-	$13,144,234

	June 30,	December 31,
	2012	2011
	(Unaudited)
Amounts due from related parties (f)	$39,625	$39,350
Amounts due to related parties (g)	$768,313	$621,077

(a)         During the three months ended June 30, 2011, the Group sold finished products of $35,607,658 to Ningbo Kunde. During the six months ended June 30, 2011, the Group sold finished products of $58,150,912 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of nil and $66,565 to Zhenhai Jinchi, respectively. Amounts received in the advance from Kunde were $3,077,199 as of June 30, 2011, and are included in the advances from customers on the consolidated balance sheet.

(b)      The Group purchased raw materials of $42,920 from Ningbo Kunde during the three months ended June 30, 2011. The Group purchased raw materials of $7,066,055 from Ningbo Kunde during the six months ended June 30, 2011.

(c)      The Group purchased transportation services of $1,104,716 and $316,506 from Ningbo Xinhe during the three months ended June 30, 2012 and 2011, respectively. The Group purchased transportation services of $1,665,831 and $927,879 from Ningbo Xinhe during the six months ended June 30, 2012 and 2011, respectively, and amounts owed to Ningbo Xinhe as of June 30, 2012 in respect of these purchase transactions were $768,313.

(d)      Guarantees for Bank Loans
There were no guarantees for Bank Loans provided during the three and six months ended June 30, 2012 and 2011.

Bank Loans guaranteed as of June 30, 2012 and December 31, 2011 as follows:

	Bank loan guaranteed as of
	June 30	December 31
	2012	2011
	(Unaudited)
Mr. Tao	$15,850,000	$34,628,000
Jincun Wang and Chen	1,902,000	1,983,523
Ningbo Kewei	-	-
Ningbo Pacific	18,318,901	27,918,200
Ningbo Hengfa	14,899,000	14,795,600
Shandong Tengda	951,000	944,400
Total	$51,920,901	$80,269,723

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed are to be paid annually. During the three months ended June 30, 2012, loan guarantee fees were $32,255 and $80,829 for Ningbo Hengfa and Ningbo Pacific, respectively. In the three months ended June 30, 2011, loan guarantee fees were $73,644 and $178,367 for Ningbo Hengfa and Ningbo Pacific, respectively. During the six months ended June 30, 2012, loan guarantee fees were $65,022 and $138,961 for Ningbo Hengfa and Ningbo Pacific , respectively. In the six months ended June 30, 2011, loan guarantee fees were $150,116 and $301,247 for Ningbo Hengfa and Ningbo Pacific, respectively.

(e)      Short-term financing transactions with related parties
	Three Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	32,550	(32,550)	-
Jiangdong Jihe	-	-	-	14,739	143,834	-

	$-	$-	$-	$5,406,139	$(5,247,566)	$-

	Six Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	5,358,850	(5,358,850)	-
Jiangdong Jihe	-	-	-	2,426,534	(2,426,534)

	$-	$-	$-	$13,144,234	$13,144,234)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)       Amount due from related parties consist of the following:
	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Mr. Tao	$39,625	$39,350

Amounts due from Mr. Tao represent advances made for business expenses which are unsecured, interest free and due on demand.

(g)      Amount due to related parties consists of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Ninbo Xinhe	$768,313	$621,077

Amount due to related parties represent balances due for raw materials purchase and freight.

(2)      Relationships and transactions with certain other parties

The group has the following relationships and transactions with certain other parties:

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo Jiangdong Haikai Construction	Controlled by cousin of Mr. Weifeng Xue, Vice
Materials Store (Jiangdong Haikai)	President of Accounting through August 2011

Ningbo Jiangdong Deze Chemical Co., Ltd (Jiangdong Deze)	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. Weifeng Xue, Vice
(Ningbo Anqi)	President of Accounting through August 2011
Ningbo Kewei Investment Co., Ltd (Ningbo Kewei)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 2011.
Ningbo Kunde Petrochemical Co., Ltd (Ningbo Kunde)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 1, 2011.

Transactions and amounts outstanding with these parties for the three and six months ended June 30, 2012 and 2011, are summarized as follows:

	Three Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$47,734,203	$-
Purchase of raw material (i)	$21,912,149	$9,536,282
Credit line of guarantee for bank borrowings (j)	$141,062,000	$-
Loan guarantee fees(j)	$382,116	$302,674
Short-term financing from theses parties (k)	$-	$12,862,621
Short-term financing to these parties (k)	$-	$(7,142,275)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

	Six Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$70,021,289	$772,762
Purchase of raw material (i)	$22,358,020	$9,536,282
Credit line of guarantee for bank borrowings (j)	$161,687,800	$-
Loan guarantee fees(j)	$742,303	$505,626
Short-term financing from theses parties (k)	$-	$47,612,617
Short-term financing to these parties (k)	$-	$(45,374,149)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

(h)        During the three months ended June 30, 2012 and 2011, the Group sold finished products of $7,049,811 and nil to Ningbo Litong. During the three months ended June 30, 2012, the Group sold finished products of $40,684,392 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of $17,177,359 and $772,762 to Ningbo Litong. During the six months ended June 30, 2012, the Group sold finished products of $52,843,930 to Ningbo Kunde. Amounts received in advance from Litong were $11,887,500 and $17,851, respectively as of June 30, 2012 and 2011. Amounts received in the advances from Kunde were $596,530 as of June 30, 2012. They are included in Advances from Customers on the consolidated balance sheet.

(i)       During the three months ended June 30, 2012 and 2011, the Group purchased raw materials of $8,778,079 and $9,536,282, respectively from Ningbo Litong. During the three months ended June 30, 2012, the Group purchased raw material of $13,134,070 from Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group purchased raw materials of $9,223,950 and $9,536,282, respectively from Ningbo Litong. During the six months ended June 30, 2012, the Group purchased raw materials of $13,134,070 from Ningbo Kunde.

(j)       Guarantees for Bank Loans

	Guarantee provided during		Guarantee provided during
	the three months ended June 30		the six months ended June 30
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ningbo Litong	$30,000,000	$-	$50,625,800	$-
Ningbo Kewei	111,062,000	-	111,062,000	-

	$141,062,000	$-	$161,687,800	$-

	Bank loans guaranteed As of
	June 30	December 31
	2012	2011
	(Unaudited)
Ningbo Litong	$55,586,521	$61,632,077
Ningbo Keiwei	$43,524,897	$29,700,067

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed after January 1, 2011 are to be paid quarterly. In the three months ended June 30, 2012, loan guarantee fees were $179,698 and $202,419 for Ningbo Litong and Ningbo Kewei, respectively. In the three months ended June 30, 2011, loan guarantee fees were $302,674 and $167,654 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30,2012, loan guarantee fees were $374,263 and $368,040 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30, 2011, loan guarantee fees were $505,626 and $305,556 for Ningbo Litong and Ningbo Kewei, respectively.

(k)      Short-term financing transactions

Historically the Group and its theses parties have provided each other with short-term financing, typically, in the form of cash, bills receivable and bills payable.

	Three Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$12,862,621	$(7,142,275)	$-
Jiangdong Deze	-	-	-	-	-	-
Ningbo Anqi	-	-	-	-	-	-

	$-	$-	$-	$12,862,621	$(7,142,275)	$-

	Six Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$38,142,763	$(35,904,295)	$-
Jiangdong Deze	-	-	-	2,602,870	(2,602,870)	-
Ningbo Anqi	-	-	-	6,866,984	(6,866,984)	-

	$-	$-	$-	$47,612,617	$(45,374,149)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

24        RELATED PARTY TRANSACTIONSAND RELATIONSHIPS AND TRANSACTIONS WITH CERTAIN OTHER PARTIES

(A) Related Party Transactions

The Company considers all transactions with the following parties to be related party transactions.

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. WeifengXue	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. HengfengShou	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr.Shifa Wang	Vice President Guangxi Project
Mr.Ming Liang Liu	Vice President Production
Mr.Shegeng Ding	Vice President Equipment
Mr. Fan Zhang	CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei)	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific)	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name"Ningbo Tenglong")	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda)	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo JiangdongJihe Construction Materials Store (JiangdongJihe)	Controlled by Mr. Xue’s Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze)	Mr. Tao’s sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi)	Controlled by Mr. Shou

Related party transactions and amounts outstanding with the related parties as of and for the years ended December 31, 2011 and 2010, are summarized as follows. Transactions with Ningbo Kunde and Ningbo Kewei are through the date the related party relationship ceased at which time transactions with these parties are included in details of transactions with certain other parties (Note 24(b)).

Year ended December 31,
2011	2010
Sales of products (a)	$92,771,589	$111,860,732
Purchase of raw material (b)	$7,151,433	$25,014,808
Purchase of transportation services (c)	$3,059,216	$3,659,000
Credit line of guarantee provision for bank borrowings (d)	$142,563,200	$161,994,300
Loan guarantee fees (d)	$1,299,886	$-
Short-term financing from related parties (e)	$13,303,054	$30,839,377
Short-term financing to related parties (e)	$13,188,178	$30,949,048

As of December 31,
2011	2010
Amount due from related parties (f)	$39,350	$5,332,193
Amount due to related parties (g)	$621,077	$115,535

(a)	The Group sold finished products of $92,704,220 and $101,680,459 to Ningbo Kunde in 2011 and 2010, respectively. Sales to Zhenhai Jinchi in 2011 and 2010 were $67,369 and $10,180,273, respectively.

(b)
The Group purchased raw materials of nil and $4,465,563 from Ningbo Kewei during 2011 and 2010, respectively, with no outstanding amount payable to Ningbo Kewei at December 31,2011 and 2010 in respect of these purchase transactions. The Group purchased raw materials of $7,151,433and $20,549,245from Ningbo Kunde during  2011 and 2010, respectively. The outstanding payment in advance to Ningbo Kunde as of December 31, 2010 and 2011 in respect of these purchase transactions was $5,181,809 and Nil respectively.

(c)
The Group purchased transportation services of $3,059,216 and $3,659,000 from Ningbo Xinhe during 2011 and 2010, respectively, and amounts owed to Ningbo Xinhe as of December 31, 2011 and 2010 in respect of these purchase transactions was $621,077 and $119, respectively

(d)	Guarantees for Bank Loans

	Guarantee provided during the year ended December 31		Bank loans guaranteed as of December 31
	2011	2010	2011	2010
Mr. Tao	$12,396,800	$79,887,600	$34,628,000	$36,408,000
Jicun Wang and Sumei Chen	$30,992,000	$-	$1,983,523	$12,136,000
Ningbo Kewei	$34,091,200	$82,106,700	$29,700,067	$11,377,500
Ningbo Pacific	$65,083,200	$-	$27,918,200	$16,687,000
Ningbo Hengfa	$-	$-	$14,795,600	$36,256,300
ShangdongTengda	$-	$-	$944,400	$910,200

Beginning in 2011 loan guarantee fees of 0.3% of the loan principal guaranteed are to be paid quarterly.In 2011, loan guarantee fees were $272,993, $636,427 and $390,466 for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei, respectively, and are included in $1,548,149 in the statements of operations.

(e)	Short-term financing transactions with related parties

	Year Ended December 31
	2011			2010
	From (i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Shandong Tengda	$-	$-	$-	$2,219,100	$(2,219,100)	$-
Ningbo Kewei	5,423,600	(5,423,600)	-	1,479,400	(1,479,400)	-
Ningbo Kunde	5,423,600	(5,423,600)	-	19,676,020	(19,676,020)	-
JiangdongJihe	2,455,854	(2,340,978)	-	7,464,857	(7,574,528)	(112,459)

	$13,303,054	$(13,188,178)	$-	$30,839,377	$(30,949,048)	$(112,459)

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)	Amount due from related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Ningbo Kunde	$-	$5,181,809
JiangdongJihe	-	112,459
Mr. Tao	39,350	37,925
	$39,350	$5,332,193

Amounts due from Mr. Tao represents advances made for business expenses, are unsecured, interest free and due on demand.

(g)	Amounts due to related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Zhenhai Jinchi(prepayment)	$-	$115,416
NinboXinhe	621,077	119
	$621,077	$115,535

Amounts due to related parties primarily represent balances due for raw materials purchase and freight.

(B) Relationships and transactions with certain other parties

The Group has the following relationships and transactions with certain other parties:

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo JiangdongHaikai Construction	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Materials Store (JiangdongHaikai)
Ningbo JiangdongDeze Chemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd.	A related party through September 2011
(Ningbo Kewei) when control transferred
Ningbo Kunde Petrochemical Co, Ltd.	A related party through September 2011 when control transferred
(Ningbo Kunde)

Transactions and amounts outstanding with these parties for the years ended December 31, 2011 and 2010 are summarized as follows. Transactions with Ningbo Litong are through September 2011.

	Year ended December 31,
	2011	2010

Sales of products (h)	$29,637,868	$29,625,766
Purchase of raw material (i)	$20,253,780	$18,994,104
Credit line of guarantee for bank borrowings (j)	$81,136,800	$-
Loan guarantee fees (j)	$1,242,928	$-
Short-term financing from these parties (k)	$49,873,894	$74,983,618
Short-term financing to these parties (k)	$47,608,361	$77,030,336
Amounts due from these parties	$2,740,970	$2,217,854
Advances from these parties for sales	$130,458	$110,134

(h)
The Group sold finished products of $7,360,796and $29,625,766 to Ningbo Litong in2011 and 2010, respectively. Amounts received in advance from Litong were nil and $110,134 as of December 31, 2011 and 2010, and are included in advances from customers on the consolidated balance sheet. The Group sold finished products of $22,277,072 to Ningbo Kunde  in 2011. There were outstanding amounts of $130,458 received in advance from Kunde as of December 31, 2011.

(i)
The Group purchased raw materials of $20,253,780from Ningbo Litong during 2011. During  2010, the Group purchased raw materials of $18,994,104from Ningbo Litong. Amounts prepayable to Litong were $2,740,970and nil as of December 31, 2011 and 2010, respectively.

(j)	Guarantees for Bank Loans

	Guarantee provided		Bank loans guaranteed
	During the year ended December 2011		as of December 2011
	2011	2010	2011	2010
Ningbo Litong	$81,136,800	$-	$61,632,077	$43,993,000

Through December 31, 2010, no compensation was paid in respect of these guarantees. Beginning in 2011, loan  guarantee fees of 0.3% of the loan principal guaranteed after January 1, 2011 are to be paid quarterly. Guarantee fees paid to Litong and Kewei  were $1,026,567 and $216,361 for the year ended December 31, 2011, respectively.

(k)	Short-term financing transactions

Historically the Group and these parties have provided each other with short-term financing, typically in the form of cash, bills receivable and bills payable.

Short-term financing with these parties is as follows:

	Year Ended December 31
		2011		2010
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Ningbo Litong	$36,366,031	$(34,100,498)	$-	$57,180,289	$(59,343,172)	$2,217,854
JiangdongHaikai	-	-	-	7,447,529	(7,331,364)	-
JiangdongDeze	2,634,320	(2,634,320)	-	4,438,200	(4,438,200)	-
Ningbo Anqi	10,873,543	(10,873,543)	-	5,917,600	(5,917,600)	-

	$49,873,894	$(47,608,361)	$-	$74,983,618	$(77,030,336)	$2,217,854
(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

25        SUBSEQUENT EVENTS

In January 2012, the Company signed a cooperation agreement with Fang cheng gang City to build a new production facility in Guangxi Province. Preconstruction activities commenced in February 2012. Once the facility is fully operational, Guangxi Keyuan New Materials Industrial Park is expected to have an annual production capacity of 400,000 metric tons of ABS (Acrylonitrile Butadiene Styrene).

Keyuan Petrochemicals, Inc. (Parent Company)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
KEYUAN PETROCHEMICALS, INC. (PARENT COMPANY)

26        KEYUAN PETROCHEMICALS, INC. (PARENT COMPANY)

Relevant PRC statutory laws and regulation permit payments of dividends by the Company’s subsidiaries in the PRC only out of their retained earnings, if any, as determined in accordance with the PRC accounting standards and regulations.

Under the Law of the PRC on Enterprises with Wholly Owned Foreign Investment, the Company’s subsidiaries in the PRC are required to allocate at least 10% of their after tax profits, after making good of accumulated losses as reported in their PRC statutory financial statements, to the general reserve fund and have the right to discontinue allocations to the general reserve fund if the balance of such reserve has reached 50% of their registered capital. These statutory reserves are not available for distribution to the shareholders (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends.

As of December 31, 2011, $3,744,304(2010:$3,075,356) was appropriated from retained earnings and set aside for the statutory reserve by the Company’s subsidiaries in the PRC.

As a result of these PRC laws and regulations, the Company’s subsidiaries in the PRC are restricted in their ability to transfer a portion of their net assets to either in the form of dividends, loans or advances, which consisted of paid-up capital and statutory reserves, amounting to $57,144,304 as of December 31, 2011 (2010: $56,553,518).

The following presents condensed unconsolidated financial information of the Parent Company only:

Condensed Balance Sheets,

	As of December 31, 2011	As of December 31, 2010

Cash	$5,089	$392,741
Other current assets	392,770	570
Investment in subsidiaries	41,774,338	41,774,338
Total assets	42,172,197	42,167,649

Accounts payable	672,310	23,527
Accrued expenses and other payables	2,671,474	74,656
Inter-company liabilities	8,930,146	1,760,000
Dividends payable	2,381,760	234,393
Series B convertible preferred stock	16,451,553	16,701,565
Total stockholders’ equity	11,064,954	23,373,508
Total liabilities and stockholders’ equity	$42,172,197	$42,167,649

	Year ended	Year ended
	December 31,	December 31,
	2011	2010
General and administrative expenses	$9,757,782	$2,108,043
Interest expens	4,041	810
Loss before income taxes	9,761,823	108,853
Income tax expense	-	-
Net loss	$9,761,823	$2,108,853

Condensed Statements of Cash Flows

	Year ended December 31, 2011	Year ended December 31, 2010
Cash flows from operating activities
Net loss	$(9,761,823)	$(2,108,853)
Adjustments to reconcile net loss to net cash used inoperating activities:
Share-based compensation	-	1,515,907
Stock option expense	2,063,394	-
Liquidated damages	2,493,326	-
Decrease in other assets	(392,200)	(570)
Decrease in trade payables	-	-
Increase in accounts payable, accrued expenses and other payables	617,821	42,158

Net cash used in operating activities	(4,979,482)	(551,358)

Cash flows from investing activities
Investment in subsidiaries	-	(41,774,338)

Net cash used in investing activities	-	(41,774,338)

Cash flows from financing activities
Advance from inter-group company	7,170,146	1,760,000
Dividend paid to stockholders	(2,585,647)	(902,886)
Repurchase of common stock	-	(400,000)
Additional paid in capital	7,332	-
Proceeds from Series A Private Placement, net	-	23,312,091
Proceeds from Series B Private Placement, net	-	18,949,232

Net cash provided by financing activities	4,591,831	42,718,437

Net decrease in cash	(387,651)	392,741

Cash at beginning of year	392,741	-
Cash at end of year	$5,090	$392,741

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Principles of consolidation and basis of presentation

(a)      Principles of consolidation and basis of presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and include the financial statements of the Group.

All significant intercompany transactions and balances are eliminated on consolidation.

Use of estimates

(b)      Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities;  disclosures of contingent assets and liabilities at the date of the consolidated financial statements; and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of property, plant and equipment; the fair value determination of financial and equity instruments; the realizability of inventories; and the recoverability of property, plant and equipment. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable.

Foreign currency transactions and translation

(c)      Foreign currency transactions and translation

The functional currency of the Company, Keyuan International and Keyuan HK is the U.S. dollar. The functional currency of Ningbo Keyuan and Ningbo Keyuan Petrochemicals, the PRC operation subsidiaries, is the Renminbi (“RMB”). Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at each balance sheet date, and non-monetary items are translated at historical rates. The resulting exchange differences on these transactions are recorded in foreign exchange gain (loss), net in the consolidated statements of operations.

The Group’s reporting currency is the U.S. dollar. Assets and liabilities of the PRC operating subsidiaries are translated into the U.S. dollar using the exchange rates at each balance sheet date. Revenue and expenses of the PRC operating subsidiaries are translated at average rates prevailing during the reporting period. Shareholders’ equity is translated at historical rates. Adjustments resulting from translating the financial statements of the PRC operating subsidiaries into the U.S. dollar are recorded as a separate component of accumulated other comprehensive income in the consolidated statements of stockholders’ equity and comprehensive income (loss).

Cash

(d)      Cash

Cash consists of cash on hand and cash at banks. As of December 31, 2011 and 2010, cash of $7,101,505 and $26,857,729, respectively, was held in major financial institutions located in the PRC. Management performs periodic evaluations of the relative credit standings of those financial institutions, and believes that these major financial institutions have high credit ratings.

Pledged bank deposits

(e)      Pledged bank deposits

Pledged bank deposits represent amounts held by financial institutions, which are not available for the Group’s use, as security for issuances of bills payable to the Group’s suppliers, or as security for short-term bank borrowings. Upon maturity of the bills, which generally occurs within three to six months after the issuance of the bills, or upon the repayments of short-term bank borrowings, the deposits are released by the financial institutions and become available for use by the Group.  Pledged bank deposits related to the purchase of inventories are reported within cash flows from operating activities, and pledged bank deposits related to short-term bank borrowings are reported within cash flows from financing activities in the consolidated statements of cash flows.

Inventories

(f)      Inventories

Inventory is stated at the lower of cost or market. Cost is determined using the weighted-average cost method. Provisions are made for excess, slow moving and obsolete inventory as well as inventory whose carrying value is in excess of net realizable value. Management continually evaluates the recoverability based on assumptions about customer demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required. The Group did not record any provision for slow-moving and obsolete inventory as of December 31, 2011 and 2010.

Property, plant and equipment

(g)      Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, taking into consideration the assets’ estimated residual value. When items are retired or otherwise disposed of, income is charged or credited for the difference between the net book value and proceeds received thereon.  Ordinary maintenance and repairs are charged to expense as incurred.

The estimated useful lives of property, plant and equipment are as follows:

Buildings	45 years
Machinery and equipment	5 to 15 years
Vehicles	5 years
Office equipment and furniture	3 to 10 years
Construction-in-progress is stated at cost. Cost comprises nonrefundable prepayments and direct costs of construction as well as interest costs capitalized during the period of the construction of the plant or installation of equipment. Costs included in construction in progress are transferred to their respective categories of property, plant and equipment when the assets are ready for their intended use, at which time depreciation commences.

Long-Lived Assets

(h)      Long-Lived Assets

The Group reviews the recoverability of its long-lived assets on a periodic basis in order to identify business conditions, which may indicate a possible impairment. The assessment for potential impairment is based primarily on the Group’s ability to recover the carrying value of its long-lived assets from expected future discounted cash flows. If the total of the expected future discounted cash flows is less than the total carrying value of the assets, a loss is recognized for the difference between the fair value (computed based upon the expected future discounted cash flows) and the carrying value of the assets.

Land use rights

(i)      Land use rights

Land use rights represent the exclusive right to occupy and use a piece of land in the PRC for a specified contractual term. Land use rights are recorded at cost and amortized on a straight-line basis over the terms of the land use rights of 15 to 50 years.

Bills receivable and Bills payable

(j)      Bills receivable and Bills payable

The Group utilizes banker’s acceptances in the form of bills receivable and bills payable.For certain major customers, the Group accepts their payment for the Group’s products by bills receivable. Bills receivable represent short-term notes receivable issued either by the customer or by the customer and an accepting bank that entitles the Group to receive the full face amount from the customer or the accepting bank at maturity, which is generally six months from the date of issuance. Bills receivable are typically sold at a discount prior to maturity, and the discount is included in interest expense. Historically, the Group has experienced no losses on bills receivable.

In connection with the Company’s financing transactions, the Group may also obtain bills receivable in exchange for cash or payables.  These bills, which are sold at a discount prior to maturity, include provisions whereby the Group agrees to reimburse the accepting bank in the event that the related party counterparty fails to honor its liability to the accepting bank.  At December 31, 2011 and 2010, discounted bills receivable subject to reimbursement amounted to approximately $1.6  million and $9.2 million, respectively.  Historically, the Group has not suffered any losses under these reimbursement agreements.

Bills payable represent bills issued by an accepting bank in favor of the Group’s suppliers. The Group’s suppliers receive payments from the accepting bank directly upon maturity of the bills, and the Group is obliged to repay the face value of the bills to the accepting bank. Bills that are not remitted directly by the Group to its suppliers may be sold by the Group to other accepting banks for cash prior to their maturity. Discounts paid are recorded as a component of interest expense.

Revenue recognition

(k)      Revenue recognition

The Group derives its revenue primarily from the sale of petrochemical products. In accordance with the provisions of the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104, codified in FASB ASC Topic 480, revenue is recognized only when it is realized or realizable and earned. Revenues are considered to have been earned when the entity has substantially accomplished what it must do to be entitled to the benefits represented by the revenues. The Group recognizes revenue when the products are delivered and the customer takes ownership and assumes risks of losses, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable. Written sales agreements, which specify price, product, and quantity, are generally used as evidence of an arrangement. Customer acceptance is generally evidenced by a carrier signed shipment notification form.

In the PRC, value added tax (“VAT”) of 17% on invoiced amounts is collected on behalf of tax authorities. Revenue is recorded net of VAT.  VAT paid for purchases, net of VAT collected from customers, is recorded in “other current assets” in the consolidated balance sheets as of December 31, 2011 and 2010.

Share-based compensation

(l)      Share-based compensation

The Group accounts for share-based payments under the provisions of FASB ASC Topic 718, “Compensation-Stock Compensation”, or ASC Topic 718. Under ASC Topic 718, the Group measures the costs of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period.

The Group accounts for equity instruments issued to non-employee vendors in accordance with the provisions of FASB ASC Subtopic 505-50, “Equity-Based Payments to Non-Employees”. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the equity instrument issued. The measurement date for the fair value of the equity instruments issued is the date on which the counterparty’s performance is completed.

Employee benefit plans

(m)      Employee benefit plans

Pursuant to relevant PRC regulations, Ningbo Keyuan and Ningbo Keyuan Petrochemicals are required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at rates ranging from 18.6% to 26.1% on a standard salary base as determined by the local social security bureau.

Contributions to the defined contribution plans are charged to the consolidated statements of operations when the related service is provided. For the years ended December 31, 2011 and 2010, contributions to the defined contribution plans were $391,990 and $284,752, respectively.

The Group has no other obligation for the payment of employee benefits associated with these plans beyond the contributions described above.

Income taxes

(n)      Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in incomein the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained.  Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits as part of income tax expense in the consolidated statements of operations.

Fair value measurements

(o)      Fair value measurements

The Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Group determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access at the measurement date.

•
Level 2 inputs are inputs other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs are unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Earnings (Loss) per share

(p)      Earnings (Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to the Company’s common stockholders by the weighted average number of common stock outstanding during the year.

Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to the Company’s stockholders as adjusted for the effect of dilutive common stock equivalents, if any, by the weighted average number of common stock and dilutive common stock equivalents outstanding during the year. Common stock equivalents consist of the common stock issuable upon the conversion of the Group’s Series B convertible preferred stock (using the if–converted method) and common stock issuable upon the exercise of outstanding stock options and stock purchase warrants (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings (loss) per share if the effect is anti-dilutive. A total of 7,886,586 and 4,066,804warrants and options were excluded from diluted earnings per share for the years ended December 31, 2011 and 2010, respectively, as their effect was anti-dilutive.

Segment reporting

(q)      Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer (CEO).
The Group has one operating segment, which is the manufacture and sale of petrochemical products. Substantially all of the Company’s operations and customers are located in the PRC. Consequently, no geographic information is presented.

Contingencies

(r)      Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

Recent accounting pronouncements

(s)      Recent accounting pronouncements

In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities," which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. A retrospective presentation for all comparative periods presented is required. The Company is currently evaluating the impact of adopting this guidance.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which improves the comparability, consistency and transparency of financial reporting and increases the prominence of items reported in other comprehensive income. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011 although early adoption is permitted. In December 2011, the FASB issued ASU 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05," which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of the revised guidance on January 1, 2012 is not expected to have a material impact on the Company’s  consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which provides common requirements for measuring fair value and disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. This ASU is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2011. The adoption of this guidance on January 1, 2012 is not expected to have a material impact on the Company's consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of estimated useful lives of property, plant and equipment
Buildings	45 years
Machinery and equipment	5 to 15 years
Vehicles	5 years
Office equipment and furniture	3 to 10 years

Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30,	December 31,
	2012	2011
	(Unaudited)
Raw materials	$48,865,084	$26,226,388
Finished goods	20,219,210	10,891,825
Work-in-process	3,963,955	1,827,755

Total	$73,048,249	$38,945,968

	As of December 31,
	2011	2010
Raw materials	$26,226,388	$53,160,604
Finished goods	10,891,825	30,024,896
Work-in-process	1,827,755	3,646,056

Total	$38,945,968	$86,831,556

Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

	June 30,	December 31,
	2012	2011
	¼ Unaudited ¼‰
VAT recoverable	$23,360,510	$9,991,877
Receivable from Ningbo Litong (Note 22)	-	2,740,970
Customs deposits for imported inventories	27,398,747	29,102,193
Others	9,887,358	4,143,388

	$60,646,615	$45,978,428

As of December 31,
2011	2010
VAT recoverable	$9,991,877	$21,953,590
Receivable from Ningbo Litong (Note 24)	2,740,970	2,217,854
Customs deposits for imported inventories	29,102,193	1,972,682
Other	4,143,388	2,464,707

	$45,978,428	$28,608,833

Property, Plant and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of property, plant and equipment

	June 30,	December 31,
	2012	2011
	(Unaudited)

Buildings	$3,915,407	$3,888,234
Machinery and equipment	177,358,013	175,736,470
Vehicles	786,083	663,985
Office equipment and furniture	139,728	134,929
Construction-in-progress	50,141,011	27,449,846

	232,340,242	207,873,464
Less: Accumulated depreciation	(22,571,325)	(17,005,843)

	$209,768,917	$190,867,621

As of December 31,
2011	2010
Buildings	$3,888,234	$3,733,116
Machinery and equipment	175,736,470	130,513,767
Vehicles	663,985	560,440
Office equipment and furniture	134,929	130,043
Construction-in-progress	27,449,846	3,117,935

	207,873,464	138,055,301
Less: Accumulated depreciation	(17,005,843)	(8,273,997)

	$190,867,621	$129,781,304

Depreciation expense on property, plant and equipment

	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Cost of sales	$2,580,156	$2,246,111	$5,347,643	$4,589,859
Selling, general and administrative expenses	55,355	40,473	104,491	81,707

	$2,635,511	$2,286,584	$5,452,134	$4,671,566

As of December 31,
2011	2010
Cost of sales	$8,141,839	$7,788,486
Selling, general and administrative expenses	165,229	121,127

	$8,307,068	$7,909,613

Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of intangible assets
	Amortization	June 30,	December 31,
	Period	2012	2011
	Years	(Unaudited)

Licensing agreements	10-20	$1,505,750	$1,495,300
Less: Accumulated amortization		(573,902)	(516,797)

		$931,848	$978,503

Amortization	As of December 31,
Period	2011	2010
	Years

Licensing agreements	10-20	$1,495,300	$1,441,150
Less: Accumulated amortization		(516,797)	(395,684)

		$978,503	$1,045,466

Land Use Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Land Use Rights [Abstract]
Land Use Rights
	June 30,	December 31,
	2012	2011
	(Unaudited)

Land use rights	$12,267,235	$12,182,100
Less: Accumulated amortization	(1,346,759)	(1,113,338)

	$10,920,476	$11,068,762

As of December 31,
2011	2010
Land use rights	$12,182,100	$11,740,943
Less: Accumulated amortization	(1,113,338)	(641,068)

	$11,068,762	$11,099,875

Short-Term Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Short-Term Debt [Abstract]
Summary of short-term bank borrowings
	June 30,	December 31,
	2012	2011
	(Unaudited)

Bank borrowings-secured/guaranteed	$393,534,612	$225,969,421

As of December 31,
2011	2010

Bank borrowings-secured/guaranteed	$225,969,421	$135,768,634

Long-Term Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt and Capital Lease Obligations [Abstract]
Long-term Debt
	June 30,	December 31,
	2012	2011
	(Unaudited)

Loan from China Construction Bank	$15,850,000	$15,740,000
Less: current portion	(15,850,000)	(15,740,000)

	$-	$-

As of December 31,
2011	2010
Loan from China Construction Bank	$15,740,000	$15,170,000
Loan from Industrial and Commercial Bank of China	-	4,551,000
Loan from Bank of China	-	12,894,500
	15,740,000	32,615,500
Less: current portion	(15,740,000)	(17,445,500)

	$-	$15,170,000

Accrued Expenses and Other Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses and other payables

	June 30,	December 31,
	2012	2011
	(Unaudited)

Payables for the purchase of property, plant and equipment	$24,419,569	$24,590,217
Accrued payroll and welfare	341,775	1,061,508
Liquidated damages	2,493,326	2,493,326
Other accruals and payables	2,999,855	2,142,895

	$30,254,525	$30,287,946

As of December 31,
2011	2010

Purchase of property, plant and equipment	$24,590,217	$17,217,958
Accrued payroll and welfare	1,061,508	690,831
Liquidated damages	2,493,326	-
Other accruals and payables	2,142,895	296,321

	$30,287,946	$18,205,110

Stockholders' Equity and Related Financing Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Proceeds from issuance of private placements
	Gross Proceeds	Issuance costs	Net proceeds
Series A Private Placement:
Series A convertible preferred stock	$23,993,129	$2,974,986	$21,018,143
Issued Common Stock	1,820,800	221,661	1,599,139
Series A Warrant	233,210	27,279	205,931
Series B Warrant	157,500	18,305	139,195
	$26,204,639	$3,242,231	$22,962,408
Series B Private Placement:
Series B convertible preferred stock	$18,365,935	$1,664,370	$16,701,565
Series C Warrant	1,000,352	90,654	909,698
Series D Warrant	883,713	80,085	803,628
	$20,250,000	$1,835,109	$18,414,891

Fair Value Assumptions

	Series A Private Placement		Series B Private Placement:
	April 23,	May 18,	September 28,
	2010	2010	2010
Expected volatility	45.82%	45.15%	86.22%
Expected dividends yield	0%	0%	0%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	1.03%	0.75%	0.68%
Fair value of the common stock	$2.38	$2.79	$3.40

Summary of effective conversion prices and estimated fair values

	Effective initial conversion price of		Fair value Intrinsic value per each share of the
	Series A Convertible preferred stock	Series B of the convertible preferred stock	Series A common stock	or Series B preferred stocks

April 22, 2010	$3.57	$-	$2.38	$0
May 18, 2010	$3.49	$-	$2.79	$0
September 28, 2010	$-	$3.40	$3.40	$0

Common Stock Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2011
Common Stock Purchase Warrants [Abstract]
Schedule of warrants issued to purchase the Company's common stock

	Issuance dates	Maximum number Of shares of common stock	Exercise prices
Series A Warrants	April 22 and May 18, 2010	748,704	$4.50
Series B Warrants	April 22 and May 18, 2010	748,704	$5.25
Series C Warrants	September 28, 2010	810,001	$4.50
Series D Warrants	September 28, 2010	810,001	$5.25
Placement agent warrants
-Series A Private Placement	April 22 and May 18, 2010	718,755	$3.50~$5.25
-Series B Private Placement	September 28, 2010	561,601	$3.75~$5.25

Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the share options granted and the activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of
January 1,2010	-	$-
Granted on June 30,2010	3,000,000	4.2
Granted on July 1,2010	80,000	4.2
Granted on August 4,2010	700,000	4.5
Cancelled	(600,000)	4.5
Forfeited	(150,000)	4.2

Balance as of
December 31, 2010	3,030,000	$4.21	3.5 years	$0
Exercisable as of December 31, 2010	-	-	-	-

Information relating to non-vested stock options
	Options	Weighted average grant-date fair value	Weighted average remaining contractual term
Nonvested at January 1, 2011	3,030,000	$3,629,899
Granted	-	-
Vested	(989,000)	(1,103,493)
Forfeited	(586,000)	(653,839)
Nonvested at December 31, 2011	1,455,000	$1,872,567	2.5 years

Summary of grant-date fair value of the stock options granted based on the assumptions

	Options granted on June 30, 2010	Options granted on July 1, 2010	Options granted on August 4, 2010

Expected volatility	47%	47%	47%
Expected dividend yield	0%	0%	0%
Weighted average risk-free interest rate	1.79%	1.80%	1.62%
Weighted average expected life (in years)	5.0	5.0	5.0
Estimated fair value of underlying
common stock	$3.21	$3.25	$4.50

Non employee stock option grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the share options granted and the activity

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding as of
December 31, 2011	460,000	$4.20	1.5 years	$-
Exercisable as of
December 31, 2011	460,000	$4.20	1.68 years	$-

Summary of grant-date fair value of the stock options granted based on the assumptions

	Awards granted	Awards granted
	on July 1, 2010	on July 27, 2010
Expected volatility	47%	47%
Expected dividend yield	0%	0%
Weighted average risk-free interest rate	1.8%	1.02%
Weighted average expected life (in years)	5.0	3.0
Estimated fair value of underlying common stock	$3.25	$4.00-4.50

Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Components of income (loss) before income tax expense (benfit) by jurisdiction

	Three months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

PRC	$3,447,170	$3,309,794
U.S.	(627,907)	(3,765,742)
Hong Kong and BVI	(886,638)	(700,763)

Income (loss) before income taxes	$1,932,625	$(1,156,711)

	Six months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

PRC	$8,003,206	$11,939,586
U.S.	(1,426,030)	(4,704,077)
Hong Kong and BVI	(1,660,367)	(925,926)

Income before income taxes	$4,916,809	$6,309,583

Year ended December 31,
2011	2010
PRC	$8,930,752	$53,158,384
U.S.	(9,761,824)	(2,108,853)
Hong Kong and BVI	(3,458,506)	(436,404)

(Loss)income before income taxes	$(4,289,578)	$50,613,127

Group’s income tax expense

PRC:	Three months ended June 30,		Six months ended June 30,
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	(Unaudited ¼‰
Current income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Total income tax expense	$870,277	$665,828	$2,009,469	$2,917,979

Year ended December 31,
2011	2010
Current income tax expense	$2,408,474	$10,434,575
Deferred income tax expense	443,244	3,058,129

Total income tax expense	$2,851,718	$13,492,704

Reconciliation between income tax expense (benefit) and the amounts computed by applying the PRC statutory income tax rate

	Three months ended June 30,
	2012		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income (loss) before income taxes	$1,932,625		$(1,156,711)

Computed income tax expense (benefit)	483,156	25.0%	(289.178)	25.0%
NOLs from overseas subsidiaries not recognized	378,636	19.6%	1,433,636	(123.9%)
Others	8,485	0.4%	(478,630)	41.4%
Actual income tax expense	$870,277	45.0%	$665,828	(57.6%)

	Six months ended June 30,
	2011		2011
	¼ Unaudited ¼‰		¼ Unaudited ¼‰

Income before income taxes	$4,916,809		$6,309,583

Computed expected income tax expense	1,229,202	25.0%	1,577,396	25.0%
NOLs from overseas subsidiaries not recognized	771,599	15.7%	1,799,204	28.5%
Others	8,668	0.2%	(458,621)	(7.3%)
Actual income tax expense	$2,009,469	40.9%	$2,917,979	46.2%

	Year ended December 31,
	2011		2010
(Loss)income before income taxes	$(4,289,578)		$50,613,127

Computed expected
Income tax (benefit) expense	(1,072,395)	25.0%	12,653,282	25.0%
Tax loss not recognized	2,625,242	(61.2%)	781,918	1.6%
Effect of differential tax rate	679,840	(15.8%)	57,504	0.1%
Other	184,617	(4.3%)	-	-
Permanent differences	434,414	(10.1%)
Actual income tax expense	$2,851,718	(66.4%)	$13,492,704	26.7%

Income tax effects of temporary differences

	As of December 31,
	2011	2010
Net operating tax loss carried forwards	$4,767,000	$780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)	-
Accrued payroll expenses	-	181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$37,348	$469,914

Net operating loss deffered tax assets
		Expiration date
US	$(11,870,677)	December 31, 2031
Hong Kong	(3,709,718)	Not applicable
BVI	(185,192)	Not applicable
	(15,765,587)

Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Computation of basic net income per share:

	For the three months ended		For the six months ended
	June 30	June 30	June 30	June 30
	2012	2011	2012	2011
	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰	¼ Unaudited ¼‰

Net income (loss) attribute to Keyuan
Petrochemicals, Inc. stockholders	$1,062,348	$(1,822,539)	$2,907,340	$3,391,604

Less: Dividend attributable to preferred
stockholders	-	306,247	-	602,507

Net income (loss) attributable to Keyuan Petrochemical Inc. common shareholders	$1,062,348	$(2,128,786)	$2,907,340	$2,789,097

Weighted average common shares
(Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896

Effect of diluted securities:
- Series A convertible preferred stock	-	-	-	-
- Series B convertible preferred stock	5,333,340	-	5,333,340	5,400,010
- Series M convertible preferred stock	-	-	-	-
- Warrants	-	-	-	390,647
- Options	-	-	-	467,429

Weighted average common shares
(denominator for diluted income per share)	62,979,500	57,579,239	62,979,500	63,836,982

Basic net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05
Diluted net income (loss) per share	$0.02	$(0.04)	$0.05	$0.05

Year ended December 31,
2011	2010
Basic (loss)earnings per share:
Net (loss)income attributable to Keyuan
Petrochemicals, Inc. stockholders	$(7,141,296)	$37,120,423

Fixed dividends to Series A convertible
Preferred stockholders	-	831,032

Fixed dividends to Series B convertible
Preferred stockholders	1,205,014	306,247

Net (loss)income attributable to Keyuan
Petrochemicals Inc. common stockholders	$(8,346,310)	$35,983,144

Weighted average common shares
(Denominator for basic income per share)	57,585,040	50,929,526

Effect of dilutive securities:
- Series A convertible preferred stock	-	3,542,344
- Series B convertible preferred stock	-	1,390,688
- Warrants	-	103,985
- Options	-	91,451
Denominator for diluted income per share	57,585,040	56,057,994

Basic (loss)earnings per share:	$(0.14)	$0.71

Diluted(loss)earnings per share:	$(0.14)	$0.66

Significant Concentrations and Risks (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Significant Concentrations and Risks [Abstract]
Sales to the major customers as cotributed to Group’s total annual net revenue

Three months ended June 30, 2012			Three months ended June 30, 2011
	(Unaudited)			(Unaudited)
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$40,695,112	21%	Customer A	$35,607,254	24%
Customer B	12,876,871	7%	Customer D	14,540,619	10%
Customer C	12,615,883	7%	Customer I	14,278,678	10%
Customer D	11,234,274	6%	Customer J	13,517,410	9%
Customer E	9,820,712	5%	Customer L	6,314,579	4%

Total	$87,242,852	47%	Total	$84,258,540	57%

Six months ended June 30, 2012			Six months ended June 30, 2011
	(Unaudited)			(Unaudited)
Largest	Amount of	% Total	Largest	Amount of	% Total
Customers	Sales	Sales	Customers	Sales	Sales

Customer A	$52,843,930	14%	Customer A	$58,150,912	20%
Customer H	24,777,298	7%	Customer J	42,284,552	14%
Customer D	21,659,715	6%	Customer D	28,430,114	10%
Customer G	17,177,359	4%	Customer I	14,278,678	5%
Customer F	15,014,302	4%	Customer K	13,176,798	4%

Total	$131,472,604	36%	Total	$156,321,054	53%

Year ended December 31, 2011			Year ended December 31, 2010
Largest Customers	Amount of Sales	% Total Sales	Largest Customers	Amount of Sales	% Total Sales

Customer A	114,981,292	18%	Customer A	101,680,459	18%
Customer B	56,582,811	9%	Customer B	32,193,696	6%
Customer C	42,795,468	7%	Customer F	31,745,184	6%
Customer D	28,228,269	5%	Customer G	29,625,766	5%
Customer E	27,138,266	4%	Customer H	26,545,302	5%

Total	269,726,106	43%	Total	221,790,407	40%

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions, Relationships

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. Weifeng Xue	Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. Hengfeng Shou	Vice President of Sales, Ningbo Keyuan Petrochemical
Ningbo Kewei Investment Co., Ltd.	A company controlled by Mr. Tao through September 2011
(Ningbo Kewei)
Ningbo Pacific Ocean Shipping Co., Ltd	100% ownership by Mr. Wang
(Ningbo Pacific)
Ningbo Hengfa Metal Product Co., Ltd	100% ownership by Mr. Chen
(Ningbo Hengfa, former name "Ningbo Tenglong")
Shandong Tengda Stainless Steel Co., Ltd	100% ownership by Mr. Chen
(Shandong Tengda)
Ningbo Xinhe Logistic Co., Ltd
(Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011, and included in transactions with certain other parties beginning October 1, 2011.
Ningbo Jiangdong Jihe Construction Materials	Controlled by Mr. Xue’s Brother-in-law
Store (Jiangdong Jihe)
Ningbo Wanze Chemical Co., Ltd	Mr. Tao’s sister-in-law is the legal representative
(Ningbo Wanze)
Ningbo Zhenhai Jinchi Petroleum Chemical	Controlled by Mr. Shou
Co., Ltd (Zhenhai Jinchi)

Name of parties	Relationship
Mr. Chunfeng Tao	Majority stockholder
Mr. Jicun Wang	Principal stockholder
Mr. Peijun Chen	Principal stockholder
Ms. Sumei Chen	Member of the Company’s Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang	Vice President of Administration, Ningbo Keyuan
Mr. WeifengXue	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. HengfengShou	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr.Shifa Wang	Vice President Guangxi Project
Mr.Ming Liang Liu	Vice President Production
Mr.Shegeng Ding	Vice President Equipment
Mr. Fan Zhang	CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei)	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific)	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name"Ningbo Tenglong")	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda)	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe)	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde)	Mr. Tao’s mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo JiangdongJihe Construction Materials Store (JiangdongJihe)	Controlled by Mr. Xue’s Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze)	Mr. Tao’s sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi)	Controlled by Mr. Shou

Related party transactions and amounts outstanding with the related parties

	Three Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$35,607,658
Purchase of raw material (b)	$-	$42,920
Purchase of transportation services (c)	$1,104,716	$316,506
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$113,084	$419,665
Short-term financing from related parties (e)	$-	$5,406,139
Short-term financing to related parties (e)	$-	$5,535,234

	Six Months ended June 30,
	2012	2011
	(Unaudited)	(Unaudited)

Sales of products (a)	$-	$58,217,477
Purchase of raw material (b)	$-	$7,066,055
Purchase of transportation services (c)	$1,665,831	$927,879
Credit line of guarantee provision for bank borrowings (d)	$-	$-
Loan guarantee fees (d)	$203,984	$756,919
Short-term financing from related parties (e)	$-	$13,144,234
Short-term financing to related parties (e)	$-	$13,144,234

	June 30,	December 31,
	2012	2011
	(Unaudited)
Amounts due from related parties (f)	$39,625	$39,350
Amounts due to related parties (g)	$768,313	$621,077

(a)         During the three months ended June 30, 2011, the Group sold finished products of $35,607,658 to Ningbo Kunde. During the six months ended June 30, 2011, the Group sold finished products of $58,150,912 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of nil and $66,565 to Zhenhai Jinchi, respectively. Amounts received in the advance from Kunde were $3,077,199 as of June 30, 2011, and are included in the advances from customers on the consolidated balance sheet.

(b)      The Group purchased raw materials of $42,920 from Ningbo Kunde during the three months ended June 30, 2011. The Group purchased raw materials of $7,066,055 from Ningbo Kunde during the six months ended June 30, 2011.

(c)      The Group purchased transportation services of $1,104,716 and $316,506 from Ningbo Xinhe during the three months ended June 30, 2012 and 2011, respectively. The Group purchased transportation services of $1,665,831 and $927,879 from Ningbo Xinhe during the six months ended June 30, 2012 and 2011, respectively, and amounts owed to Ningbo Xinhe as of June 30, 2012 in respect of these purchase transactions were $768,313.

(d)      Guarantees for Bank Loans
There were no guarantees for Bank Loans provided during the three and six months ended June 30, 2012 and 2011.

Bank Loans guaranteed as of June 30, 2012 and December 31, 2011 as follows:

	Bank loan guaranteed as of
	June 30	December 31
	2012	2011
	(Unaudited)
Mr. Tao	$15,850,000	$34,628,000
Jincun Wang and Chen	1,902,000	1,983,523
Ningbo Kewei	-	-
Ningbo Pacific	18,318,901	27,918,200
Ningbo Hengfa	14,899,000	14,795,600
Shandong Tengda	951,000	944,400
Total	$51,920,901	$80,269,723

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed are to be paid annually. During the three months ended June 30, 2012, loan guarantee fees were $32,255 and $80,829 for Ningbo Hengfa and Ningbo Pacific, respectively. In the three months ended June 30, 2011, loan guarantee fees were $73,644 and $178,367 for Ningbo Hengfa and Ningbo Pacific, respectively. During the six months ended June 30, 2012, loan guarantee fees were $65,022 and $138,961 for Ningbo Hengfa and Ningbo Pacific , respectively. In the six months ended June 30, 2011, loan guarantee fees were $150,116 and $301,247 for Ningbo Hengfa and Ningbo Pacific, respectively.

(e)      Short-term financing transactions with related parties
	Three Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	32,550	(32,550)	-
Jiangdong Jihe	-	-	-	14,739	143,834	-

	$-	$-	$-	$5,406,139	$(5,247,566)	$-

	Six Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	5,358,850	(5,358,850)	-
Jiangdong Jihe	-	-	-	2,426,534	(2,426,534)

	$-	$-	$-	$13,144,234	$13,144,234)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)       Amount due from related parties consist of the following:
	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Mr. Tao	$39,625	$39,350

Amounts due from Mr. Tao represent advances made for business expenses which are unsecured, interest free and due on demand.

(g)      Amount due to related parties consists of the following:

	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Ninbo Xinhe	$768,313	$621,077

Amount due to related parties represent balances due for raw materials purchase and freight.

Year ended December 31,
2011	2010
Sales of products (a)	$92,771,589	$111,860,732
Purchase of raw material (b)	$7,151,433	$25,014,808
Purchase of transportation services (c)	$3,059,216	$3,659,000
Credit line of guarantee provision for bank borrowings (d)	$142,563,200	$161,994,300
Loan guarantee fees (d)	$1,299,886	$-
Short-term financing from related parties (e)	$13,303,054	$30,839,377
Short-term financing to related parties (e)	$13,188,178	$30,949,048

As of December 31,
2011	2010
Amount due from related parties (f)	$39,350	$5,332,193
Amount due to related parties (g)	$621,077	$115,535

(a)	The Group sold finished products of $92,704,220 and $101,680,459 to Ningbo Kunde in 2011 and 2010, respectively. Sales to Zhenhai Jinchi in 2011 and 2010 were $67,369 and $10,180,273, respectively.

(b)
The Group purchased raw materials of nil and $4,465,563 from Ningbo Kewei during 2011 and 2010, respectively, with no outstanding amount payable to Ningbo Kewei at December 31,2011 and 2010 in respect of these purchase transactions. The Group purchased raw materials of $7,151,433and $20,549,245from Ningbo Kunde during  2011 and 2010, respectively. The outstanding payment in advance to Ningbo Kunde as of December 31, 2010 and 2011 in respect of these purchase transactions was $5,181,809 and Nil respectively.

(c)
The Group purchased transportation services of $3,059,216 and $3,659,000 from Ningbo Xinhe during 2011 and 2010, respectively, and amounts owed to Ningbo Xinhe as of December 31, 2011 and 2010 in respect of these purchase transactions was $621,077 and $119, respectively

(d)	Guarantees for Bank Loans

	Guarantee provided during the year ended December 31		Bank loans guaranteed as of December 31
	2011	2010	2011	2010
Mr. Tao	$12,396,800	$79,887,600	$34,628,000	$36,408,000
Jicun Wang and Sumei Chen	$30,992,000	$-	$1,983,523	$12,136,000
Ningbo Kewei	$34,091,200	$82,106,700	$29,700,067	$11,377,500
Ningbo Pacific	$65,083,200	$-	$27,918,200	$16,687,000
Ningbo Hengfa	$-	$-	$14,795,600	$36,256,300
ShangdongTengda	$-	$-	$944,400	$910,200

Beginning in 2011 loan guarantee fees of 0.3% of the loan principal guaranteed are to be paid quarterly.In 2011, loan guarantee fees were $272,993, $636,427 and $390,466 for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei, respectively, and are included in $1,548,149 in the statements of operations.

(e)	Short-term financing transactions with related parties

	Year Ended December 31
	2011			2010
	From (i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Shandong Tengda	$-	$-	$-	$2,219,100	$(2,219,100)	$-
Ningbo Kewei	5,423,600	(5,423,600)	-	1,479,400	(1,479,400)	-
Ningbo Kunde	5,423,600	(5,423,600)	-	19,676,020	(19,676,020)	-
JiangdongJihe	2,455,854	(2,340,978)	-	7,464,857	(7,574,528)	(112,459)

	$13,303,054	$(13,188,178)	$-	$30,839,377	$(30,949,048)	$(112,459)

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

(f)	Amount due from related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Ningbo Kunde	$-	$5,181,809
JiangdongJihe	-	112,459
Mr. Tao	39,350	37,925
	$39,350	$5,332,193

Amounts due from Mr. Tao represents advances made for business expenses, are unsecured, interest free and due on demand.

(g)	Amounts due to related parties consist of the following:

	As of December 31,
	2011	2010
Related Party
Zhenhai Jinchi(prepayment)	$-	$115,416
NinboXinhe	621,077	119
	$621,077	$115,535

Amounts due to related parties primarily represent balances due for raw materials purchase and freight.

Guarantees for Bank Loans

	Bank loan guaranteed as of
	June 30	December 31
	2012	2011
	(Unaudited)
Mr. Tao	$15,850,000	$34,628,000
Jincun Wang and Chen	1,902,000	1,983,523
Ningbo Kewei	-	-
Ningbo Pacific	18,318,901	27,918,200
Ningbo Hengfa	14,899,000	14,795,600
Shandong Tengda	951,000	944,400
Total	$51,920,901	$80,269,723

	Guarantee provided during the year ended December 31		Bank loans guaranteed as of December 31
	2011	2010	2011	2010
Mr. Tao	$12,396,800	$79,887,600	$34,628,000	$36,408,000
Jicun Wang and Sumei Chen	$30,992,000	$-	$1,983,523	$12,136,000
Ningbo Kewei	$34,091,200	$82,106,700	$29,700,067	$11,377,500
Ningbo Pacific	$65,083,200	$-	$27,918,200	$16,687,000
Ningbo Hengfa	$-	$-	$14,795,600	$36,256,300
ShangdongTengda	$-	$-	$944,400	$910,200

Short-term financing transactions with related parties
	Three Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	32,550	(32,550)	-
Jiangdong Jihe	-	-	-	14,739	143,834	-

	$-	$-	$-	$5,406,139	$(5,247,566)	$-

	Six Months Ended June 30
	(Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Kewei	$-	$-	$-	$5,358,850	$(5,358,850)	$-
Ningbo Kunde	-	-	-	5,358,850	(5,358,850)	-
Jiangdong Jihe	-	-	-	2,426,534	(2,426,534)

	$-	$-	$-	$13,144,234	$13,144,234)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

	Year Ended December 31
	2011			2010
	From (i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Shandong Tengda	$-	$-	$-	$2,219,100	$(2,219,100)	$-
Ningbo Kewei	5,423,600	(5,423,600)	-	1,479,400	(1,479,400)	-
Ningbo Kunde	5,423,600	(5,423,600)	-	19,676,020	(19,676,020)	-
JiangdongJihe	2,455,854	(2,340,978)	-	7,464,857	(7,574,528)	(112,459)

	$13,303,054	$(13,188,178)	$-	$30,839,377	$(30,949,048)	$(112,459)

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

Amount due to related parties
	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Mr. Tao	$39,625	$39,350

	June 30,	December 31,
	2012	2011
	(Unaudited)
Related Party
Ninbo Xinhe	$768,313	$621,077

	As of December 31,
	2011	2010
Related Party
Ningbo Kunde	$-	$5,181,809
JiangdongJihe	-	112,459
Mr. Tao	39,350	37,925
	$39,350	$5,332,193

	As of December 31,
	2011	2010
Related Party
Zhenhai Jinchi(prepayment)	$-	$115,416
NinboXinhe	621,077	119
	$621,077	$115,535

Relationships and transactions with certain other parties

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo Jiangdong Haikai Construction	Controlled by cousin of Mr. Weifeng Xue, Vice
Materials Store (Jiangdong Haikai)	President of Accounting through August 2011
Ningbo Jiangdong Deze Chemical Co., Ltd (Jiangdong Deze)	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. Weifeng Xue, Vice
(Ningbo Anqi)	President of Accounting through August 2011
Ningbo Kewei Investment Co., Ltd (Ningbo Kewei)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October, 2011.
Ningbo Kunde Petrochemical Co., Ltd (Ningbo Kunde)	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 1, 2011.

Name of parties	Relationship
Ningbo Litong Petrochemical Co., Ltd	Former 12.75% nominee shareholder of Ningbo Keyuan
(Ningbo Litong)
Ningbo JiangdongHaikai Construction	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Materials Store (JiangdongHaikai)
Ningbo JiangdongDeze Chemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd.	A related party through September 2011
(Ningbo Kewei) when control transferred
Ningbo Kunde Petrochemical Co, Ltd.	A related party through September 2011 when control transferred
(Ningbo Kunde)

Transactions and amounts outstanding with certain other parties

	Three Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$47,734,203	$-
Purchase of raw material (i)	$21,912,149	$9,536,282
Credit line of guarantee for bank borrowings (j)	$141,062,000	$-
Loan guarantee fees(j)	$382,116	$302,674
Short-term financing from theses parties (k)	$-	$12,862,621
Short-term financing to these parties (k)	$-	$(7,142,275)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

	Six Months Ended June 30, (Unaudited)
	2012	2011

Sales of products (h)	$70,021,289	$772,762
Purchase of raw material (i)	$22,358,020	$9,536,282
Credit line of guarantee for bank borrowings (j)	$161,687,800	$-
Loan guarantee fees(j)	$742,303	$505,626
Short-term financing from theses parties (k)	$-	$47,612,617
Short-term financing to these parties (k)	$-	$(45,374,149)
Amounts due from these parties	$15,773,715	$-
Amounts due to these parties	$2,690,514	$17,851

(h)     During the three months ended June 30, 2012 and 2011, the Group sold finished products of $7,049,811 and nil to Ningbo Litong. During the three months ended June 30, 2012, the Group sold finished products of $40,684,392 to Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group sold finished products of $17,177,359 and $772,762 to Ningbo Litong. During the six months ended June 30, 2012, the Group sold finished products of $52,843,930 to Ningbo Kunde. Amounts received in advance from Litong and Kunde were $11,887,500 and $596,530, respectively as of June 30, 2012 and $17,851 and $3,077,199, respectively as of June 30, 2011, and are included in the Advances from Customers on the consolidated balance sheet.

(i)       During the three months ended June 30, 2012 and 2011, the Group purchased raw materials of $8,778,079 and $9,536,282, respectively from Ningbo Litong. During the three months ended June 30, 2012, the Group purchased raw material of $13,134,070 from Ningbo Kunde. During the six months ended June 30, 2012 and 2011, the Group purchased raw materials of $9,223,950 and $9,536,282, respectively from Ningbo Litong. During the six months ended June 30, 2012, the Group purchased raw materials of $13,134,070 from Ningbo Kunde.

(j)       Guarantees for Bank Loans

	Guarantee provided during		Guarantee provided during
	the three months ended June 30		the six months ended June 30
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ningbo Litong	$30,000,000	$-	$50,625,800	$-
Ningbo Kewei	111,062,000	-	111,062,000	-

	$141,062,000	$-	$161,687,800	$-

	Bank loans guaranteed As of
	June 30	December 31
	2012	2011
	(Unaudited)
Ningbo Litong	$55,586,521	$61,632,077
Ningbo Keiwei	$43,524,897	$29,100,067

Beginning in 2011 loan guarantee fees of 0.3% the loan principal guaranteed after January 1, 2011 are to be paid quarterly. In the three months ended June 30, 2012, loan guarantee fees were $179,698 and $202,419 for Ningbo Litong and Ningbo Kewei, respectively. In the three months ended June 30, 2011, loan guarantee fees were $302,674 and $167,654 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30,2012, loan guarantee fees were $374,263 and $368,040 for Ningbo Litong and Ningbo Kewei, respectively. In the six months ended June 30, 2011, loan guarantee fees were $505,626 and $305,556 for Ningbo Litong and Ningbo Kewei, respectively.

(k)      Short-term financing transactions

Historically the Group and its theses parties have provided each other with short-term financing, typically, in the form of cash, bills receivable and bills payable.

	Three Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$12,862,621	$(7,142,275)	$-
Jiangdong Deze	-	-	-	-	-	-
Ningbo Anqi	-	-	-	-	-	-

	$-	$-	$-	$12,862,621	$(7,142,275)	$-

	Six Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$38,142,763	$(35,904,295)	$-
Jiangdong Deze	-	-	-	2,602,870	(2,602,870)	-
Ningbo Anqi	-	-	-	6,866,984	(6,866,984)	-

	$-	$-	$-	$47,612,617	$(45,374,149)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

	Year ended December 31,
	2011	2010

Sales of products (h)	$29,637,868	$29,625,766
Purchase of raw material (i)	$20,253,780	$18,994,104
Credit line of guarantee for bank borrowings (j)	$81,136,800	$-
Loan guarantee fees (j)	$1,242,928	$-
Short-term financing from these parties (k)	$49,873,894	$74,983,618
Short-term financing to these parties (k)	$47,608,361	$77,030,336
Amounts due from these parties	$2,740,970	$2,217,854
Advances from these parties for sales	$130,458	$110,134

(h)
The Group sold finished products of $7,360,796and $29,625,766 to Ningbo Litong in2011 and 2010, respectively. Amounts received in advance from Litong were nil and $110,134 as of December 31, 2011 and 2010, and are included in advances from customers on the consolidated balance sheet. The Group sold finished products of $22,277,072 to Ningbo Kunde  in 2011. There were outstanding amounts of $130,458 received in advance from Kunde as of December 31, 2011.

(i)
The Group purchased raw materials of $20,253,780from Ningbo Litong during 2011. During  2010, the Group purchased raw materials of $18,994,104from Ningbo Litong. Amounts prepayable to Litong were $2,740,970and nil as of December 31, 2011 and 2010, respectively.

(j)	Guarantees for Bank Loans

	Guarantee provided		Bank loans guaranteed
	During the year ended December 2011		as of December 2011
	2011	2010	2011	2010
Ningbo Litong	$81,136,800	$-	$61,632,077	$43,993,000

Through December 31, 2010, no compensation was paid in respect of these guarantees. Beginning in 2011, loan  guarantee fees of 0.3% of the loan principal guaranteed after January 1, 2011 are to be paid quarterly. Guarantee fees paid to Litong and Kewei  were $1,026,567 and $216,361 for the year ended December 31, 2011, respectively.

(k)	Short-term financing transactions

Historically the Group and these parties have provided each other with short-term financing, typically in the form of cash, bills receivable and bills payable.

Short-term financing with these parties is as follows:

	Year Ended December 31
		2011		2010
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Ningbo Litong	$36,366,031	$(34,100,498)	$-	$57,180,289	$(59,343,172)	$2,217,854
JiangdongHaikai	-	-	-	7,447,529	(7,331,364)	-
JiangdongDeze	2,634,320	(2,634,320)	-	4,438,200	(4,438,200)	-
Ningbo Anqi	10,873,543	(10,873,543)	-	5,917,600	(5,917,600)	-

	$49,873,894	$(47,608,36)	$-	$74,983,618	$(77,030,336)	$2,217,854
(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

Guarantees for bank loans with certain other parties

	Guarantee provided during		Guarantee provided during
	the three months ended June 30		the six months ended June 30
	2012	2011	2012	2011
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Ningbo Litong	$30,000,000	$-	$50,625,800	$-
Ningbo Kewei	111,062,000	-	111,062,000	-

	$141,062,000	$-	$161,687,800	$-

	Bank loans guaranteed As of
	June 30	December 31
	2012	2011
	(Unaudited)
Ningbo Litong	$55,586,521	$61,632,077
Ningbo Keiwei	$43,524,897	$29,700,067

	Guarantee provided		Bank loans guaranteed
	During the year ended December 2011		as of December 2011
	2011	2010	2011	2010
Ningbo Litong	$81,136,800	$-	$61,632,077	$43,993,000

Short-term financing transactions with certain other parties

	Three Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$12,862,621	$(7,142,275)	$-
Jiangdong Deze	-	-	-	-	-	-
Ningbo Anqi	-	-	-	-	-	-

	$-	$-	$-	$12,862,621	$(7,142,275)	$-

	Six Months Ended June 30 (Unaudited)
	2012			2011
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)

Ningbo Litong	$-	$-	$-	$38,142,763	$(35,904,295)	$-
Jiangdong Deze	-	-	-	2,602,870	(2,602,870)	-
Ningbo Anqi	-	-	-	6,866,984	(6,866,984)	-

	$-	$-	$-	$47,612,617	$(45,374,149)	$-

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

	Year Ended December 31
		2011		2010
	From(i)	To(i)	Balance(ii)	From(i)	To(i)	Balance(ii)
Ningbo Litong	$36,366,031	$(34,100,498)	$-	$57,180,289	$(59,343,172)	$2,217,854
JiangdongHaikai	-	-	-	7,447,529	(7,331,364)	-
JiangdongDeze	2,634,320	(2,634,320)	-	4,438,200	(4,438,200)	-
Ningbo Anqi	10,873,543	(10,873,543)	-	5,917,600	(5,917,600)	-

	$49,873,894	$(47,608,361)	$-	$74,983,618	$(77,030,336)	$2,217,854

(i) Transactions during the year are translated at average exchange rates.
(ii) Balances at year end are translated at the balance sheet exchange rate.

Keyuan Petrochemicals Inc Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
	As of December 31, 2011	As of December 31, 2010

Cash	$5,089	$392,741
Other current assets	392,770	570
Investment in subsidiaries	41,774,338	41,774,338
Total assets	42,172,197	42,167,649

Accounts payable	672,310	23,527
Accrued expenses and other payables	2,671,474	74,656
Inter-company liabilities	8,930,146	1,760,000
Dividends payable	2,381,760	234,393
Series B convertible preferred stock	16,451,553	16,701,565
Total stockholders’ equity	11,064,954	23,373,508
Total liabilities and stockholders’ equity	$42,172,197	$42,167,649

Condensed Statements of Operations

	Year ended	Year ended
	December 31,	December 31,
	2011	2010
General and administrative expenses	$9,757,782	$2,108,043
Interest expens	4,041	810
Loss before income taxes	9,761,823	108,853
Income tax expense	-	-
Net loss	$9,761,823	$2,108,853

Condensed Statements of Cash Flows
	Year ended December 31, 2011	Year ended December 31, 2010
Cash flows from operating activities
Net loss	$(9,761,823)	$(2,108,853)
Adjustments to reconcile net loss to net cash used inoperating activities:
Share-based compensation	-	1,515,907
Stock option expense	2,063,394	-
Liquidated damages	2,493,326	-
Decrease in other assets	(392,200)	(570)
Decrease in trade payables	-	-
Increase in accounts payable, accrued expenses and other payables	617,821	42,158

Net cash used in operating activities	(4,979,482)	(551,358)

Cash flows from investing activities
Investment in subsidiaries	-	(41,774,338)

Net cash used in investing activities	-	(41,774,338)

Cash flows from financing activities
Advance from inter-group company	7,170,146	1,760,000
Dividend paid to stockholders	(2,585,647)	(902,886)
Repurchase of common stock	-	(400,000)
Additional paid in capital	7,332	-
Proceeds from Series A Private Placement, net	-	23,312,091
Proceeds from Series B Private Placement, net	-	18,949,232

Net cash provided by financing activities	4,591,831	42,718,437

Net decrease in cash	(387,651)	392,741

Cash at beginning of year	392,741	-
Cash at end of year	$5,090	$392,741

Organization and Description of Business (Details) (USD $)	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Apr. 30, 2010	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 28, 2011	Apr. 22, 2010	May 12, 2010 Keyuan International Group Limited [Member]	Nov. 16, 2009 Ningbo Keyuan Plastics Co. [Member]
Organization and description of business (Textual)
Exchange of common stock for company'S series M convertible preferred stock		47,658
Percentage of preferred stock representing number of common stock		95.00%
Conversion of series M convertible preferred stock into common stock (Shares)	47,658,000
Common stock, shares repurchased		3,264,000
Common stock, shares repurchased, value		$ 400,000
Consideration paid in excess of par value of repurchased shares, recorded as additional paid in capital								396,736
Ownership percentage of former stockholders after shares repurchase and conversion of series M preferred stock in the company		95.20%
Amount of off-balance sheet cash							800,000
Net income statement effect of off-balance sheet cash			$ 400,000	$ 192,000	$ 192,000	$ 12,000
Minimum period for that bank loans provide adequate capital resources to fund its operations and working capital				12 years	12 years
Organization and Description of Business (Additional Textual)
Equity ownership percentage in the company									100.00%	100.00%

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	15 to 50 years
Building [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	45 years
Machinery and Equipment [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	5 to 15 years
Vehicles [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	5 years
Office Equipment and Furniture [Member]
Summary of estimated useful lives of property, plant and equipment
Property, Plant and Equipment, Estimated Useful Lives	3 to 10 years

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012
Summary of significant accounting policies (Textual)
Cash	$ 7,325,017	[1]	$ 29,336,241	[2]	$ 9,879,169	[1]
Maturity period of short term bank borrowings	Three to six months
Contractual term of land use rights	15 to 50 years
Reimbursement on discounted bill receivable	1,600,000		9,200,000
Percentage of invoiced amount collected on behalf of tax authorities	17.00%
Minimum percentage of contribution in PRC on employee salary	18.60%
Maximum percentage of contribution in PRC on employee salary	26.10%
Employer contribution amount	$ 391,990		$ 284,752
Largest amount of recognized income tax positions	(Greater than 50%)
Stock Options [Member]
Summary of significant accounting policies (Textual)
Antidilutive Securities Excluded from Computation of Earnings Per Share	4,066,804		4,066,804
Warrant [Member]
Summary of significant accounting policies (Textual)
Antidilutive Securities Excluded from Computation of Earnings Per Share	7,886,586		7,886,586

[1]	Note 3
[2]	Note 2(d)

Cash (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash (Textual)
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
PRC [Member]
Cash (Textual)
Cash	9,029,095		7,101,505
Hong Kong Special Administrative Region [Member]
Cash (Textual)
Cash	$ 736,386		$ 124,355

[1]	Note 3
[2]	Note 2(d)

Accounts Receivable (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Accounts Receivable (Textual)
Percentage of prepayment of sales contract price from customers	100.00%
Balance of accounts receivable	$ 4,014,076 [1]	$ 2,226,288	[1]	[2]

[1]	Note 4
[2]	Note 12

Inventories (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of inventories
Raw materials	$ 48,865,084		$ 26,226,388		$ 53,160,604
Finished goods	20,219,210		10,891,825		30,024,896
Work-in-process	3,963,955		1,827,755		3,646,056
Total	$ 73,048,249	[1]	$ 38,945,968	[1]	$ 86,831,556	[2]

[1]	Note 5
[2]	Note 3

Consumption Tax Refund Receivable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Aug. 15, 2012	Dec. 31, 2010
Consumption Tax Refund Receivable (Textual)
Consumption tax refund receivable	$ 107,023,606 [1]	$ 55,809,560 [1]	$ 95,124,967	$ 39,144,688	[2]
Claims for consumption tax	$ 11,898,639	$ 55,809,560

[1]	Note 7
[2]	Note 5

Other Current Assets (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Components of other current assets
VAT recoverable	$ 23,360,510		$ 9,991,877		$ 21,953,590
Receivable from Ningbo Litong (Note 22)			2,740,970		2,217,854
Customs deposits for imported inventories	27,398,747		29,102,193		1,972,682
Others	9,887,358		4,143,388		2,464,707
Other current assets	$ 60,646,615	[1]	$ 45,978,428	[1]	$ 28,608,833	[2]

[1]	Note 8
[2]	Note 6

Other Current Assets (Details Textual) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Assets (Textual)
VAT recoverable included in non-current assets	$ 2,541,215	$ 2,893,635		[1]
Estimate of deductible input VAT			13,000,000
Customs deposits for imported inventories	$ 27,398,747	$ 29,102,193	$ 1,972,682

[1]	Note 6

Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Property, plant and equipment
Property, plant and equipment, Gross	$ 232,340,242		$ 207,873,464		$ 138,055,301
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	22,571,325		(17,005,843)		(8,273,997)
Property, plant and equipment, Net	209,768,917	[1]	190,867,621	[1]	129,781,304	[2]
Building [Member]
Property, plant and equipment
Property, plant and equipment, Gross	3,915,407		3,888,234		3,733,116
Machinery and equipment [Member]
Property, plant and equipment
Property, plant and equipment, Gross	177,358,013		175,736,470		130,513,767
Vehicles [Member]
Property, plant and equipment
Property, plant and equipment, Gross	786,083		663,985		560,440
Office equipment and furniture [Member]
Property, plant and equipment
Property, plant and equipment, Gross	139,728		134,929		130,043
Construction-in-progress [Member]
Property, plant and equipment
Property, plant and equipment, Gross	$ 50,141,011		$ 27,449,846		$ 3,117,935

[1]	Note 9
[2]	Note 7

Property, Plant and Equipment (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Depreciation expense on property, plant and equipment
Cost of sales	$ 2,580,156	$ 2,246,111	$ 5,347,643	$ 4,589,859	$ 8,141,839	$ 7,788,486
Selling, general and administrative expenses	55,355	40,473	104,491	81,707	165,229	121,127
Depreciation	$ 2,635,511	$ 2,286,584	$ 5,452,134	$ 4,671,566	$ 8,290,416	$ 7,909,613

Property, Plant and Equipment (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment (Textual)
Interest capitalized	$ 587,984	$ 1,246,179

Intangible Assets (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2012 Licensing agreements [Member] Minimum [Member]	Dec. 31, 2011 Licensing agreements [Member] Minimum [Member]	Jun. 30, 2012 Licensing agreements [Member] Maximum [Member]	Dec. 31, 2011 Licensing agreements [Member] Maximum [Member]
Intangible assets
Licensing agreements, Amortization Period							10 years	10 years	20 years	20 years
Licensing agreements	$ 1,505,750		$ 1,495,300		$ 1,441,150
Finite-Lived Intangible Assets, Accumulated Amortization	(573,902)		(516,797)		(395,684)
Intangibles assets, net	$ 931,848	[1]	$ 978,503	[1]	$ 1,045,466	[2]

[1]	Note 10
[2]	Note 8

Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual)
Amortization of Intangible Assets	$ 26,774	$ 25,995	$ 53,548	$ 51,675	$ 104,598	$ 99,859
Estimated amortization expense for each of the next five years			$ 100,000		$ 100,000

Land Use Rights (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Land Use Rights
Land use rights	$ 12,267,235		$ 12,182,100		$ 11,740,943
Accumulated Amortization On Land Use Rights	1,346,759		(1,113,338)		(641,068)
Land use rights, Total	$ 10,920,476	[1]	$ 11,068,762	[1]	$ 11,099,875	[2]

[1]	Note 11
[2]	Note 9

Land Use Rights (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Land use rights (Textual)
Amortization expense related to land use rights	$ 112,934	$ 109,677	$ 225,868	$ 217,999	$ 441,234	$ 274,589

Short-Term Bank Borrowings (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Short-Term Bank Borrowings
Bank borrowings-secured/guaranteed	$ 393,534,612	[1]	$ 225,969,421	[1]	$ 135,768,634	[2]

[1]	Note 12
[2]	Note 10

Short-Term Bank Borrowings (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Short-term bank borrowings (Textual)
Short-term bank borrowings	$ 393,534,612 [1]	$ 225,969,421	[1]	$ 135,768,634	[2]
Additional short-term bank borrowings (Textual)
Range of maturity term	One to twelve months
Interest range minimum	1.57%	2.97%		2.97%
Interest range maximum	7.93%	7.93%		5.56%
Amount guaranteed by related party and third party entities and individuals	248,714,638	152,392,055
Amount guaranteed by Chief Executive Officer	15,850,000	18,888,000
Land buildings and equipment carrying amount	90,798,902	91,582,011
Amount secured by land, buildings and equipment	11,000,000	25,420,808
Shanghai Pudong Development Bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	48,835,000	17,000,000
Shanghai Pudong Development Bank [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	50,403,000	18,494,500
Bank of China [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	62,393,870	45,577,366
Bank of China [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	63,835,423	46,533,893
China CITIC Bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	11,000,000	11,000,000
China CITIC Bank [Member] | Ningbo Keyuan's one year fixed term deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	11,246,860	11,411,500
China Construction bank [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	22,591,104
China Construction bank [Member] | Pledged deposit [Member]
Short-term bank borrowings (Textual)
Short term loan payable secured carrying amount	$ 22,825,797
Bank loans in RMB [Member]
Short-term bank borrowings (Textual)
Short-term Debt, Weighted Average Interest Rate	5.91%	5.45%		5.15%
Bank Loans In USD [Member]
Short-term bank borrowings (Textual)
Short-term Debt, Weighted Average Interest Rate	4.48%	3.78%		3.44%

[1]	Note 12
[2]	Note 10

Long-Term Bank Borrowings (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of long-term bank borrowings
Loan from Bank	$ 15,850,000		$ 15,740,000		$ 32,615,500
Less: current portion	(15,850,000)	[1]	(15,740,000)	[1]	(17,445,500)	[2]
Loans payable to bank, non-current					15,170,000	[2]
China Construction bank [Member]
Summary of long-term bank borrowings
Loan from Bank			15,740,000		15,170,000
Industrial and Commercial Bank of China [Member]
Summary of long-term bank borrowings
Loan from Bank					4,551,000
Bank of China [Member]
Summary of long-term bank borrowings
Loan from Bank					$ 12,894,500

[1]	Note 13
[2]	Note 11

Long-Term Bank Borrowings (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Long term debt (Textual)
Long term debt interest rate range minimum	7.29%		5.76%	5.76%	5.40%	5.40%
Long term debt interest rate range maximum	7.74%		6.98%	6.98%	7.56%	7.56%
Repayments of long-term bank borrowings		$ 13,014,350	$ 17,820,400	115,000,000	$ 13,610,480	92,000,000

Advances from Customers (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Advances from Customers (Textual)
Percentage of sales contract price prepayments required from customers			100.00%
Accounts receivable	$ 4,014,076	[1]	$ 2,226,288	[1]	[2]

[1]	Note 4
[2]	Note 12

Accrued Expenses and Other Payables (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Accrued expenses and other payables
Payables for the purchase of property, plant and equipment	$ 24,419,569		$ 24,590,217		$ 17,217,958
Accrued payroll and welfare	341,775		1,061,508		690,831
Liquidated damages			2,493,326
Other accruals and payables	2,999,855		2,142,895		296,321
Accrued expenses and other payables	$ 30,254,525	[1]	$ 30,287,946	[1]	$ 18,205,110	[2]

[1]	Note 14
[2]	Note 13

Stockholders' Equity and Related Financing Agreements (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Proceeds from issuance of private placements
Proceeds from Series A Private Placement, net			$ 23,312,091
Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			26,204,639
Issuance cost			3,242,231
Proceeds from Series A Private Placement, net			22,962,408
Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			20,250,000
Issuance cost			1,835,109
Proceeds from Series A Private Placement, net			18,414,891
Series A convertible preferred stock [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			23,993,129
Issuance cost			2,974,986
Proceeds from Series A Private Placement, net			21,018,143
Common Stock [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			1,820,800
Issuance cost			221,661
Proceeds from Series A Private Placement, net			1,599,139
Series A warrants [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			233,210
Issuance cost			27,279
Proceeds from Series A Private Placement, net			205,931
Series B warrants [Member] | Series A Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			157,500
Issuance cost			18,305
Proceeds from Series A Private Placement, net			139,195
Series B convertible preferred stock [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			18,365,935
Issuance cost			1,664,370
Proceeds from Series A Private Placement, net			16,701,565
Series C Warrant [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			1,000,352
Issuance cost			90,654
Proceeds from Series A Private Placement, net			909,698
Series D Warrant [Member] | Series B Private Placement [Member]
Proceeds from issuance of private placements
Gross Proceeds			883,713
Issuance cost			80,085
Proceeds from Series A Private Placement, net			$ 803,628

Stockholders' Equity and Related Financing Agreements (Details 1) (USD $)	1 Months Ended
	May 31, 2010 Series A Private Placement [Member]	Apr. 30, 2010 Series A Private Placement [Member]	Sep. 30, 2010 Series B Private Placement [Member]
Fair Value Assumptions
Expected volatility	45.15%	45.82%	86.22%
Expected dividends yield	0.00%	0.00%	0.00%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	0.75%	1.03%	0.68%
Fair value of the common stock	$ 2.79	$ 2.38	$ 3.4

Stockholders' Equity and Related Financing Agreements (Details 2) (USD $)	Sep. 28, 2010	May 18, 2010	Apr. 22, 2010
Series A convertible preferred stock [Member]
Summary of effective conversion prices and estimated fair values
Effective initial conversion price of stock issued		$ 3.49	$ 3.57
Series B convertible preferred stock [Member]
Summary of effective conversion prices and estimated fair values
Effective initial conversion price of stock issued	$ 3.4
Fair value Intrinsic value of stock issued	$ 0	$ 0	$ 0
Series A Common Stock [Member]
Summary of effective conversion prices and estimated fair values
Fair value Intrinsic value of stock issued	$ 3.4	$ 2.79	$ 2.38

Stockholders' Equity and Related Financing Agreements (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended									12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Series A Investors [Member]	Dec. 31, 2011 Series B Investors [Member]	Dec. 31, 2010 Series A Private Placement [Member]	May 18, 2010 Series A Private Placement [Member]	Apr. 22, 2010 Series A Private Placement [Member]	Dec. 31, 2010 Series B Private Placement [Member]	Sep. 28, 2010 Series B Private Placement [Member]	Dec. 31, 2011 Series A Convertible Prefered Stock [Member]	Dec. 31, 2010 Series A Convertible Prefered Stock [Member]	Jan. 31, 2011 Series B convertible preferred stock [Member]	Jun. 30, 2012 Series B convertible preferred stock [Member]	Jun. 30, 2012 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series B convertible preferred stock [Member]	Dec. 31, 2010 Series B convertible preferred stock [Member]	Dec. 31, 2011 Series M Convertible Preferred Stock [Member] Series A Investors [Member]	Dec. 28, 2010 Series M Convertible Preferred Stock [Member] Series A Investors [Member]	Dec. 31, 2011 Series M Convertible Preferred Stock [Member] Series B Investors [Member]	Dec. 28, 2010 Series M Convertible Preferred Stock [Member] Series B Investors [Member]	Jan. 31, 2011 Series A warrants [Member]	Jun. 30, 2012 Series A warrants [Member]	Dec. 31, 2011 Series A warrants [Member]	Dec. 31, 2010 Series A warrants [Member] Series A Private Placement [Member]	Jan. 31, 2011 Series B warrants [Member]	Jun. 30, 2012 Series B warrants [Member]	Dec. 31, 2011 Series B warrants [Member]	Dec. 31, 2010 Series B warrants [Member] Series A Private Placement [Member]
Stockholders Equity and Related Financing Agreements (Textual)
Securities issued under private placement offering												87,142	661,562		540,001
Securities issued under private placement offering price per unit												$ 35	$ 35		$ 37.5
Description of Securities issued under private placement offering											Each security unit issued in the Series A Private Placement consisted of, (a) nine shares of Series A convertible preferred stock, with a par value of $0.001 per share (the "Series A convertible preferred stock") which is convertible into the same number of shares of the Company's common stock, (b) one share of the Company's common stock, with a par value of $0.001 per share (c) a warrant to purchase one share of the Company's Common Stock at an exercise price of $4.50 for a three-year period (the "Series A Warrant"), and (d) a warrant to purchase one share of the per share's common stock at an exercise price of $5.25 per share for a three-year period (the "Series B Warrant").			Each security unit issued in the Series B Private Placement consisted of (a) ten shares of Series B convertible preferred stock, with a par value of $0.001 per share (the "Series B convertible preferred stock") which is convertible into the same number of shares of the Company's common stock, (b) a warrant to purchase up to 1.5 shares of the Company's common stock, at an exercise price of $4.50 per share for a three-year period (the "Series C Warrant"), and (c) a warrant to purchase up to 1.5 shares of the Company's common stock at an exercise price of $5.25 per share for a three-year period(the "Series D Warrant").
Gross Proceeds											$ 26,204,639			$ 20,250,000																$ 233,210				$ 157,500
Issuance cost											3,242,231			1,835,109																27,279				18,305
Maximum Number Of Shares Of Common Stock Issuable On Conversion Of Warrants											718,755			561,601
Exercise price											$ 3.5			$ 3.75
Shares of common stock issuable on conversion of warrant one											598,963			432,001
Shares of common stock issuable on conversion of warrant two											59,986			64,800
Shares of common stock issuable on conversion of warrant three											59,896
Warranr exercise price one											$ 3.5			$ 3.75
Warranr exercise price two											$ 4.5			$ 4.5
Warranr exercise price three											$ 5.25			$ 5.25
Estimated fair value of placement agent warrant											349,683			534,341
Convertible preferred stock, conversion terms											The Series A convertible preferred stock was to be automatically converted into common stock at the earlier occurrence of 1) the 24 month anniversary of the issuance dates of the Series A convertible preferred stock; and 2) at such time that the volume weighted average price ("VWAP") of the Company's common stock is no less than $5.00 for a period of ten consecutive trading days with the daily volume of the Company's common stock of at least 50,000 shares per day			The Series B convertible preferred stock shall be automatically converted into common stock (or the same conversion price as described above) upon the third year anniversary of the issuance date of the Series B convertible preferred stock (April and May 2013).
Convertible preferred stock redemption condition							(50,000)
Price per share of reedemable preferred stock									$ 3.5	$ 3.75
Annual dividend rate																6.00%				6.00%	6.00%
Per share amount of annual dividend																$ 3.5				$ 3.75	$ 3.75
Distribution of annual cash dividend																		360
Estimated dividend to be distributed																		3,500,000
Dividend waived																		17,200,000
Company’s common stock issued																		66,670					5,000		3,400
Number of warrants exercised																											1,150				500
Number of common stock issued in exercise of warrants																											1,150				500
Proceeds from warrant exercises				7,332	7,332		220,000																				4,863				2,468
Declaration of registration statement																												Within 30 calendar days of April 22, 2010	Within 30 calendar days of April 22, 2010			Within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock	Within 30 calendar days following the later of (i) the closing date of the offering or (ii) the effective date of the prior registration statement for resale of the Issued Common Stock
Filing of registration statement																												Within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010	Within 150 calendar days of April 22, 2010 or within 180 calendar days of April 22, 2010			Within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC) following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.	Within 150 calendar days ( or 180 calendar days of the Closing Date in the event of a full review of the registration statement by the SEC) following the later to occur of (i) the closing date of the Series B Private Placement or (ii) the effective date of the Prior Registration Statement.
Payment of liquidated damages					The registration statement is not maintained continuously effective for approximately 180 days, or if trading of the Company's common stock is suspended or if the Company's common stock is delisted from the principal exchange on which it is traded (NASDAQ)for more than three days.																							1% of the applicable subscription amount for each 30 day period	1% of the applicable subscription amount for each 30 day period			1% of the applicable subscription amount for each 30 day period	1% of the applicable subscription amount for each 30 day period
Cap of liquidated damages																												10% of the subscription amount of each investor	10% of the subscription amount of each investor			10% of the subscription amount of each investor	10% of the subscription amount of each investor
Period for issuance of accrued dividend																1 year					1 year
Dividends to Series A convertible Preferred stockholders						[1]	831,032	[1]									831,032
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[1]	306,247	[1]													1,205,014	306,247
Estimated derivative contingent liability					2,493,326
Convertible Preferred Stock, Shares Issued upon Conversion					500,000																			5,000,000		3,400,000
Shares received on pro rata basis if performance threshhold is not achieved									500,000	500,000
Maximum outstanding voting securities of merged entities					50.00%
Number of Escrow shares agreement					2
Minimum percentage of Escrow shares released back					95.00%
Limit of performance threshhold defined as net income target							$ 33,000,000
Description of Escrow shares released back					To Delight Reward upon the Company's achievement of no less than 95% of a net income target, as defined, of $33 million for the year ended December 31, 2010 (the Performance Threshold). If the Company achieved less than 95% of the Performance Threshold, the Series A and Series B Investors were to receive in the aggregate, on a pro rata basis, 500,000 shares of the Company's common stock for each full percentage point by which the Performance Threshold was not achieved, up to the total number of the Escrow Shares.

[1]	Note 14

Common Stock and Capital Contribution (Details) (USD $)	1 Months Ended			6 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2010	Oct. 31, 2010	Apr. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jan. 17, 2011	Dec. 28, 2010	May 18, 2010	Apr. 22, 2010	Jan. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jan. 31, 2011 Series A warrants [Member]	Jan. 31, 2011 Series B warrants [Member]
Common Stock and Capital Contributions (Textual)
Estimated dividend to be distributed												$ 3,500,000
Dividend waived												17,200,000
Amount distributed to common stockholders as dividends													1,205,014
Shares converted into common stock						500,000							66,670
Company’s common stock issued												66,670
Number of warrants exercised														1,150	500
Number of common stock issued in exercise of warrants														1,150	500
Proceeds from warrant exercises					7,332	7,332	220,000							4,863	2,468
Common stock share issued by the company upon the completion of the Series A Private Placement	57,577,840			57,646,160		57,646,160	57,577,840			87,142	661,562
Capital contribution by the stockholders			$ 220,000				$ 220,000
Par value of issued common stock	$ 0.001			$ 0.001		$ 0.001	$ 0.001			$ 0.001	$ 0.001
Conversion of series A convertible preferred stock into common stock		6,738,336
Conversion of series M convertible preferred stock into common stock	47,658,000
Authorized common stock	100,000,000			100,000,000		100,000,000	100,000,000		100,000,000
Annual cash dividend per share for 2010 to be paid quarterly to its common stock								$ 0.36

Common Stock Purchase Warrants (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Series A Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	748,704
Exercise price	$ 4.5
Series B Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	748,704
Exercise price	$ 5.25
Series C Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	810,001
Exercise price	$ 4.5
Series D Warrants [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	810,001
Exercise price	$ 5.25
Series A Private Placement [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	April 22 and May 18, 2010
Maximum number of shares of common stock	718,755
Series A Private Placement [Member] | Maximum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 5.25
Series A Private Placement [Member] | Minimum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 3.5
Series B Private Placement [Member]
Schedule of issued warrants to purchase the Company’s common stock
Issuance dates	September 28, 2010
Maximum number of shares of common stock	561,601
Series B Private Placement [Member] | Maximum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 5.25
Series B Private Placement [Member] | Minimum [Member]
Schedule of issued warrants to purchase the Company’s common stock
Exercise price	$ 3.75

Common Stock Purchase Warrants (Details Textual)	12 Months Ended
Dec. 31, 2011
Common Stock Purchase Warrants (Textual)
Description for callable series A and Series B warrants	The Series A and Series B Warrants are callable at $0.01, at the Company's election, if the Volume Weighted Average Price("VWAP") of the Company's common stock equals or exceeds $9.00 and $10.50 for 15 consecutive trading days, with the average daily trading volume of no less than 75,000 shares.
Series A Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series B Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series C Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series D Warrants [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series A Private Placement [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years
Series B Private Placement [Member]
Common Stock Purchase Warrants (Textual)
Warrants expiration period from issuance dates	3 years

Share-Based Payments (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Employee Stock Option [Member]
Summary of the share options granted and the activity
Number of options, Balance as of January 1,2010
Number of options, Granted on June 30,2010		3,000,000
Number of options, Granted on July 1,2010		80,000
Number of options, Granted on August 4,2010		700,000
Number of options, Cancelled		(600,000)
Number of options, Forfeited	600,000	(150,000)
Number of options, Balance		3,030,000
Number of options, Exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted average exercise price, Granted on June 30,2010		$ 4.2
Weighted average exercise price, Granted on July 1,2010		$ 4.2
Weighted average exercise price, Granted on August 4,2010		$ 4.5
Weighted average exercise price, Cancelled		$ 4.5
Weighted average exercise price, Forfeited		$ 4.2
Weighted average exercise price, Balance		$ 4.21
Weighted average exercise price, Exercisable
Weighted average remaining contractual term		3 years 6 months
Weighted average remaining contractual term, Exercisable		0 years
Aggregate intrinsic value, Balance		$ 0
Aggregate intrinsic value, Exercisable

Share-Based Payments (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Non-vested stock options [Member]
Information relating to non-vested stock options
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		3,030,000
Options, Granted
Options, Vested		(989,000)
Options, Forfeited		(586,000)
Options, Nonvested at December 31, 2011		1,455,000
Weighted average grant-date fair value, Nonvested at January 1, 2011		$ 3,629,899
Weighted average grant-date fair value, Granted
Weighted average grant-date fair value, Vested		(1,103,493)
Weighted average grant-date fair value, Forfeited		(653,839)
Weighted average grant-date fair value, Nonvested at December 31, 2011		$ 1,872,567
Weighted average remaining contractual term, Nonvested at December 31, 2011	3 years 6 months	2 years 6 months

Share-Based Payments (Details 2) (Employee Stock Option [Member], USD $)	1 Months Ended
	Aug. 04, 2010	Jul. 01, 2010	Jun. 30, 2010
Employee Stock Option [Member]
Summary of grant-date fair value of the stock options granted based on the assumptions
Options granted, Expected volatility	47.00%	47.00%	47.00%
Options granted, Expected dividend yield	0.00%	0.00%	0.00%
Options granted, Weighted average risk-free interest rate	1.62%	1.80%	1.79%
Options granted, Weighted average expected life (in years)	5 years	5 years	5 years
Options granted, Estimated fair value of underlying common stock	$ 4.5	$ 3.25	$ 3.21

Share-Based Payments (Details 3) (Non employee stock option grants [Member], USD $)	12 Months Ended
Dec. 31, 2011
Non employee stock option grants [Member]
Summary of stock options granted to non-employees
Number of options, Balance	460,000
Weighted average exercise price, Balance	$ 4.2
Weighted average remaining contractual term	1 year 6 months
Aggregate intrinsic value, Balance
Number of options, Exercisable	460,000
Weighted average exercise price, Exercisable	$ 4.2
Weighted average remaining contractual term, Exercisable	1 year 8 months 5 days
Aggregate intrinsic value, Exercisable

Share-Based Payments (Details 4) (Non employee stock option grants [Member], USD $)	1 Months Ended
	Jul. 27, 2010	Jul. 01, 2010
Non employee stock option grants [Member]
Summary of grant-date fair value of the stock options granted based on the assumptions
Awards granted, Expected volatility	47.00%	47.00%
Awards granted, Expected dividend yield	0.00%	0.00%
Awards granted, Weighted average risk-free interest rate	1.02%	1.80%
Awards granted, Weighted average expected life (in years)	3 years	5 years
Awards granted, Estimated fair value of underlying common stock		$ 3.25
Awards granted, Estimated fair value of underlying common stock, Minimum	$ 4
Awards granted, Estimated fair value of underlying common stock, Maximum	$ 4.5

Share-Based Payments (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended
	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2010	Apr. 30, 2010 Hayden Communications International [Member]	Dec. 31, 2011 Hayden Communications International [Member]	Dec. 31, 2010 Hayden Communications International [Member]	Apr. 30, 2010 Chesapeake Group Inc [Member]	Dec. 31, 2011 Chesapeake Group Inc [Member]	Dec. 31, 2010 Chesapeake Group Inc [Member]	Apr. 30, 2010 Hampton Growth Resources LLC [Member]	Dec. 31, 2011 Hampton Growth Resources LLC [Member]	Dec. 31, 2010 Hampton Growth Resources LLC [Member]	Jun. 30, 2010 Senior Management Employees [Member]	Aug. 04, 2010 Two Independent Directors [Member]	Jul. 01, 2010 Two Independent Directors [Member]	Dec. 31, 2011 Employees [Member]	Dec. 31, 2010 Employees [Member]	Jul. 27, 2010 Consultant [Member]	Dec. 31, 2011 Consultant [Member]	Dec. 31, 2010 Consultant [Member]	May 01, 2011 Consultant [Member]	Mar. 31, 2011 Consultant [Member]	Jul. 27, 2010 External Hr Consultant [Member]	Jul. 01, 2010 External Hr Consultant [Member]	Dec. 31, 2011 Non Employee [Member]	Dec. 31, 2010 Non Employee [Member]	Jun. 30, 2010 2010 Equity Incentive Plan [Member]	Jun. 30, 2010 Vest and Exercisable Condition 1 [Member] Senior Management Employees [Member]	Jun. 30, 2010 Vest and Exercisable Condition 2 [Member] Senior Management Employees [Member]
Share-based payments (Textual)
Number of Shares issuable pursuant to Equity Incentive Plan																																	6,000,000
Number of stock options granted																			3,000,000	700,000	80,000			420,000					40,000
Conractual term of stock option																			5 years	5 years	5 years								5 years
Stock option expiration date																								Apr 21, 2013
Exercise price of stock option																			$ 4.2	$ 4.5	$ 4.2			$ 4.2						$ 4.2
Condition for stock option to vest and become exercisable																					Independent directors are re-elected for successive one year terms one year after the stock options issuance date.
Grant date fair value of stock options																			$ 3,347,298	$ 1,338,761	$ 91,349			$ 520,441						$ 45,675
Number of stock options vested																					40,000			70,000			95,456							2,810,000	190,000
Number of stock options vested monthly from September 1, 2010 through April 1, 2011																												31,818
Remaining stock option subject to vest and exercisable																					40,000
Vesting period of stok options																			3 years	3 years
Percentage of stock option vest and exercisable in year one																				30.00%														30.00%	40.00%
Percentage of stock option vest and exercisable in year two																				40.00%														40.00%	60.00%
Percentage of stock option vest and exercisable in year three																				30.00%														30.00%
Stock Issued During Period, Shares, Issued for Services										88,000			48,000			50,000
Period of services										12 months			12 months			12 months
Share-based compensation expenses related to employee stock options charged to general and administrative expenses and services			406,098	155,188	819,496	1,285,185	1,627,802	777,102			62,545	146,895		12,990	139,290		54,500	144,875				290,332	353,420		290,332	307,745					130,035	431,060
Unrecognized compensation costs related to employee stock options			1,146,910		1,146,910		2,372,504																								22,837
Remaining weighted average service period					11 months 3 days		1 year 5 months 8 days																								1 year 6 months
Exercise price of incentive stock option		Shall not be less than 100% of the fair market value of a share on the date of grant.					Shall not be less than 100% of the fair market value of a share on the date of grant
Term of incentive stock option							Not greater than 10 years
Cancellation of stock option granted to certain employees	600,000
Fair value of committed cash payment									400,000
Liability related to committed cash payment	56,000		257,226		257,226		190,000	56,000
Fair value of the stock options vested							$ 1,103,493

Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	$ 1,932,625	$ (1,156,711)	$ 4,916,809	$ 6,309,583	$ (4,289,578)	$ 50,613,127
PRC [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	3,447,170	3,309,794	8,003,206	11,939,586	8,930,752	53,158,384
U.S. [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	(627,907)	(3,765,742)	(1,426,030)	(4,704,077)	(9,761,824)	(2,108,853)
Hong Kong and Bvi [Member]
Components of income before income tax expens by jurisdictions:
(Loss) income before income taxes	$ (886,638)	$ (700,763)	$ (1,660,367)	$ (925,926)	$ (3,458,506)	$ (436,404)

Income Taxes (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Group’s income tax expense
Current income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,408,474		$ 10,434,575
Deferred income tax expense					443,243		3,058,129
Actual (Total) income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,851,718	[1]	$ 13,492,704	[1]

[1]	Note 20

Income Taxes (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Income tax expense reconciliation
(Loss) income before income taxes	$ 1,932,625	$ (1,156,711)	$ 4,916,809	$ 6,309,583	$ (4,289,578)		$ 50,613,127
Computed expected Income tax (benefit) expense	483,156	(289,178)	1,229,202	1,577,396	(1,072,395)		12,653,282
Computed expected Income tax (benefit) expense, Percentage	25.00%	25.00%	25.00%	25.00%	25.00%		25.00%
Tax loss not recognized					2,625,242		781,918
Tax loss not recognized, percentage					(61.20%)		1.60%
Effect of differential tax rate					679,840		57,504
Effect of differential tax rate, percentage					(15.80%)		0.10%
NOLs from overseas subsidiaries not recognized	378,636	1,433,636	771,599	1,799,204
NOLs from overseas subsidiaries not recognized, Percentage	19.60%	(123.90%)	15.70%	28.50%
Others	8,485	(478,630)	8,668	(458,621)	184,617
Others, Percentage	0.40%	41.40%	0.20%	(7.30%)	(4.30%)
Permanent differences					434,414
Permanent differences, percentage					(10.10%)
Actual (Total) income tax expense	$ 870,277	$ 665,828	$ 2,009,649	$ 2,917,979	$ 2,851,718	[1]	$ 13,492,704	[1]
Actual income tax expense, Percentage	45.00%	(57.60%)	40.90%	46.20%	(66.40%)		26.70%

[1]	Note 20

Income Taxes (Details 3) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Summory of deferred income tax assets
Net operating tax loss carried forwards	$ 4,767,000	$ 780,590
Depreciation	500,410	288,491
Interest on pledged bank deposits	(463,062)
Accrued payroll expenses		181,423
Total gross deferred income tax assets	4,808,348	1,250,504
Valuation allowance	(4,767,000)	(780,590)
Net deferred tax assets	$ 37,348	$ 469,914

Income Taxes (Details 4) (USD $)	12 Months Ended
Dec. 31, 2011
Deferred tax assets, net operating loss
Net operating loss	$ (15,765,587)
U.S. [Member]
Deferred tax assets, net operating loss
Net operating loss	(11,870,677)
Expiration Date	Dec 31, 2031
Hong kong [Member]
Deferred tax assets, net operating loss
Net operating loss	(3,709,718)
BVI [Member]
Deferred tax assets, net operating loss
Net operating loss	$ (185,192)

Income Taxes (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)
Income taxes (Textual)
Federal statutory income tax rate, Minimum	15.00%	15.00%	15.00%	15.00%
Federal statutory income tax rate, Maximum	35.00%	35.00%	35.00%	35.00%
People republic of China statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Net operating tax loss carried forwards			$ 4,767,000		$ 780,590
Tax rate levied on non Prc resident enterprises	10.00%	10.00%	10.00%	10.00%
Undistributed earnings	37,800,000		31,000,000		26,000,000
Statute of limitations for underpayment of taxes	3 years	3 years	3 years	3 years
Statute of limitations for underpayment of taxes more than specified limit	5 years	5 years	5 years	5 years
Underpayment of taxe	$ 15,000	100,000	$ 15,000	100,000
Statute of limitations in case of transfer pricing	10 years	10 years	10 years	10 years
Federal statutory income tax rate			34.00%	34.00%

Statutory Reserves (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Statutory Reserves (Textual)
Minimum percentage allocation of after tax profit	10.00%
Percentage of statutory reserve balance of registered capital	50.00%
Statutory reserve	$ 3,744,304	$ 3,744,304	$ 3,075,356	[1]

[1]	Note 18

Contingency (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2011 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Contingency (Textual)
Terms of leases range minimum			2 years	2 years
Terms of leases range maximum			3 years	3 years
Future minimum lease payments, due in 2012, under non-cancellable operating lease agreements			$ 710,478
Contractual capital commitments for purchases of equipment			887,736
Failure of Ningbo Keyuan to withhold income taxes payment	50,000	50,000
Outstanding letter’s of Credit		$ 177,135,878	$ 10,233,755	65,017,503

Earnings (Loss) Per Share (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Basic earnings per share:
Net income (loss) attributable to Keyuan Petrochemicals, Inc. stockholders	$ 1,062,348	$ (1,822,539)	$ 2,907,340	$ 3,391,604	$ (7,141,296)		$ 37,120,423
Dividends to Series A convertible Preferred stockholders						[1]	831,032	[1]
Dividends to Series B convertible preferred stockholders		306,247		602,507	1,205,014	[1]	306,247	[1]
Net income (loss) attributable to Keyuan Petrochemicals Inc. common stockholders	$ 1,062,348	$ (2,128,786)	$ 2,907,340	$ 2,789,097	$ (8,346,310)		$ 35,983,144
Weighted average common shares (Denominator for basic income per share)	57,646,160	57,579,239	57,646,160	57,578,896	57,585,040	[2]	50,929,526	[2]
Effect of diluted securities:
Diluted	62,979,500	57,579,239	62,979,500	63,836,892	57,585,040	[2]	56,057,994	[2]
Basic net income (loss) per share	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[2]	$ 0.71	[2]
Diluted net income (loss) per share	$ 0.02	$ (0.04)	$ 0.05	$ 0.05	$ (0.14)	[2]	$ 0.66	[2]
Series A convertible preferred stock [Member]
Effect of diluted securities:
Diluted				5,400,010			3,542,344
Series B convertible preferred stock [Member]
Effect of diluted securities:
Diluted	5,333,340		5,333,340				1,390,688
Series M convertible preferred stock [Member]
Effect of diluted securities:
Diluted
Warrant [Member]
Effect of diluted securities:
Diluted				390,647			103,985
Options [Member]
Effect of diluted securities:
Diluted				467,429			91,451

[1]	Note 14
[2]	Note 21

Significant Concentrations and Risks (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales to major customers
Sales to major customer, Amount	$ 87,242,852	$ 84,258,540	$ 131,472,604	$ 156,321,054	$ 269,726,106	$ 221,790,407
Sales to major customer, Percentage	47.00%	57.00%	36.00%	53.00%	43.00%	40.00%
Customer A [Member]
Sales to major customers
Sales to major customer, Amount	40,695,112	35,607,254	52,843,930	58,150,912	114,981,292	101,680,459
Sales to major customer, Percentage	21.00%	24.00%	14.00%	20.00%	18.00%	18.00%
Customer B [Member]
Sales to major customers
Sales to major customer, Amount	12,876,871				56,582,811	32,193,696
Sales to major customer, Percentage	7.00%				9.00%	6.00%
Customer C [Member]
Sales to major customers
Sales to major customer, Amount	12,615,883				42,795,468
Sales to major customer, Percentage	7.00%				7.00%
Customer D [Member]
Sales to major customers
Sales to major customer, Amount	11,234,274	14,540,619	21,659,715	28,430,114	28,228,269
Sales to major customer, Percentage	6.00%	10.00%	6.00%	10.00%	5.00%
Customer E [Member]
Sales to major customers
Sales to major customer, Amount	9,820,712				27,138,266
Sales to major customer, Percentage	5.00%				4.00%
Customer F [Member]
Sales to major customers
Sales to major customer, Amount			15,014,302			31,745,184
Sales to major customer, Percentage			4.00%			6.00%
Customer G [Member]
Sales to major customers
Sales to major customer, Amount			17,177,359			29,625,766
Sales to major customer, Percentage			4.00%			5.00%
Customer H [Member]
Sales to major customers
Sales to major customer, Amount			24,777,298			26,545,302
Sales to major customer, Percentage			7.00%			5.00%
Customer I [Member]
Sales to major customers
Sales to major customer, Amount		14,278,678		14,278,678
Sales to major customer, Percentage		10.00%		5.00%
Customer J [Member]
Sales to major customers
Sales to major customer, Amount		13,517,410		42,284,552
Sales to major customer, Percentage		9.00%		14.00%
Customer K [Member]
Sales to major customers
Sales to major customer, Amount				13,176,798
Sales to major customer, Percentage				4.00%
Customer L [Member]
Sales to major customers
Sales to major customer, Amount		$ 6,314,579
Sales to major customer, Percentage		4.00%

Significant Concentrations and Risks (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Significant concentrations and risks (Textual)
Cash and pledged bank deposits in financial institutions	$ 249,695,663		$ 249,695,663		$ 163,591,879	$ 127,260,081
Percentage of revenue over that customer treated as major customer			4.00%		4.00%
Number of major supplier			3		3
Purchase (net of VAT) from major supplier	155,361,871	153,035,430			377,051,329	309,943,580
Purchase from major supplier percentage	83.00%	83.00%			83.00%	61.00%
Purchase from largest supplier, Amount			$ 275,123,617	$ 231,995,919	$ 305,000,000	$ 191,000,000
Purchase from largest supplier, Percentage			80.00%	77.00%	67.00%	38.00%

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Mr. Chunfeng Tao [Member]
Parties to the related party transactions
Relationship	Majority stockholder	Majority stockholder
Mr. Jicun Wang [Member]
Parties to the related party transactions
Relationship	Principal stockholder	Principal stockholder
Mr. Peijun Chen [Member]
Parties to the related party transactions
Relationship	Principal stockholder	Principal stockholder
Ms. Sumei Chen [Member]
Parties to the related party transactions
Relationship	Member of the Company's Board of Supervisors and spouse of Mr. Wang	Member of the Company's Board of Supervisors and spouse of Mr. Wang
Ms. Yushui Huang [Member]
Parties to the related party transactions
Relationship	Vice President of Administration, Ningbo Keyuan	Vice President of Administration, Ningbo Keyuan
Mr. Weifeng Xue [Member]
Parties to the related party transactions
Relationship	Vice President of Accounting, Ningbo Keyuan through August 2011	Former Vice President of Accounting, Ningbo Keyuan through August 2011
Mr. Hengfeng Shou [Member]
Parties to the related party transactions
Relationship	Vice President of Sales, Ningbo Keyuan Petrochemical	Former Vice President of Sales, Ningbo Keyuan Petrochemical through November 2011 General Manager/President
Mr. Shifa Wang [Member]
Parties to the related party transactions
Relationship		Vice President Guangxi Project
Mr. Ming Liang Liu [Member]
Parties to the related party transactions
Relationship		Vice President Production
Mr. Shegeng Ding [Member]
Parties to the related party transactions
Relationship		Vice President Equipment
Mr. Fan Zhang [Member]
Parties to the related party transactions
Relationship		CFO
Ningbo Kewei Investment Co., Ltd. (Ningbo Kewei) [Member]
Parties to the related party transactions
Relationship	A company controlled by Mr. Tao through September 2011	A company controlled by Mr. Tao through September 2011
Ningbo Pacific Ocean Shipping Co., Ltd (Ningbo Pacific) [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Wang	100% ownership by Mr. Wang
Ningbo Hengfa Metal Product Co., Ltd (Ningbo Hengfa, former name "Ningbo Tenglong") [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Chen	100% ownership by Mr. Chen
Shandong Tengda Stainless Steel Co., Ltd (Shandong Tengda) [Member]
Parties to the related party transactions
Relationship	100% ownership by Mr. Chen	100% ownership by Mr. Chen
Ningbo Xinhe Logistic Co., Ltd (Ningbo Xinhe) [Member]
Parties to the related party transactions
Relationship	10% ownership by Ms. Huang	10% ownership by Ms. Huang
Ningbo Kunde Petrochemical Co, Ltd. (Ningbo Kunde) [Member]
Parties to the related party transactions
Relationship	Mr. Tao's mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011, and included in transactions with certain other parties beginning October 1, 2011.	Mr. Tao's mother was a 65% nominee shareholder for Mr. Hu, a third party through September 2011
Ningbo Jiangdong Jihe Construction Materials Store (Jiangdong Jihe) [Member]
Parties to the related party transactions
Relationship	Controlled by Mr. Xue's Brother-in-law	Controlled by Mr. Xue's Brother-in-law
Ningbo Wanze Chemical Co., Ltd (Ningbo Wanze) [Member]
Parties to the related party transactions
Relationship	Mr. Tao's sister-in-law is the legal representative	Mr. Tao's sister-in-law is the legal representative
Ningbo Zhenhai Jinchi Petroleum Chemical Co., Ltd (Zhenhai Jinchi) [Member]
Parties to the related party transactions
Relationship	Controlled by Mr. Shou	Controlled by Mr. Shou

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 1) (USD $)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011	Jun. 30, 2012		Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Amounts outstanding with the related parties
Sales of products			$ 35,607,658			$ 58,217,477	$ 92,771,589	[1]	$ 111,860,732	[1]
Purchase of raw material			42,920			7,066,055	7,151,433		25,014,808
Purchase of transportation services	1,104,716		316,506	1,665,831		927,879	3,059,216		3,659,000
Credit line of guarantee provision for bank borrowings							142,563,200		161,994,300
Loan guarantee fees	113,084		419,665	203,984		756,919	1,299,886
Short-term financing from related parties (e)			5,406,139			13,144,234	13,303,054		30,839,377
Short-term financing to related parties (e)			5,535,234			(13,144,234)	13,188,178		30,949,048
Amount due from related parties	39,625			39,625			39,350		5,332,193
Amounts due to related parties	$ 768,313	[2]		$ 768,313	[2]		$ 621,077	[2]	$ 115,535	[3]

[1]	Note 24
[2]	Note 22
[3]	Note 25

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantees for Bank Loans
Bank Loans guaranteed	$ 51,920,901	$ 80,269,723
Mr. Tao [Member]
Guarantees for Bank Loans
Guarantee provided during the year		12,396,800	79,887,600
Bank Loans guaranteed	15,850,000	34,628,000	36,408,000
Jicun Wang and Chen [Member]
Guarantees for Bank Loans
Guarantee provided during the year		30,992,000
Bank Loans guaranteed	1,902,000	1,983,523	12,136,000
Ningbo Kewei [Member]
Guarantees for Bank Loans
Guarantee provided during the year		34,091,200	82,106,700
Bank Loans guaranteed			11,377,500
Ningbo Pacific [Member]
Guarantees for Bank Loans
Guarantee provided during the year		65,083,200
Bank Loans guaranteed	18,318,901	27,918,200	16,687,000
Ningbo Hengfa [Member]
Guarantees for Bank Loans
Guarantee provided during the year
Bank Loans guaranteed	14,899,000	14,795,600	36,256,300
Shandong Tengda [Member]
Guarantees for Bank Loans
Guarantee provided during the year
Bank Loans guaranteed	$ 951,000	$ 944,400	$ 910,200

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Short-term financing transactions with related parties
Short-term financing from related parties		$ 5,406,139		$ 13,144,234	$ 13,303,054	$ 30,839,377
Short-term financing to these parties		5,535,234		(13,144,234)	13,188,178	30,949,048
Short-term financing transactions with related parties, Balance						(112,459)
Shandong Tengda [Member]
Short-term financing transactions with related parties
Short-term financing from related parties						2,219,100
Short-term financing to these parties						(2,219,100)
Short-term financing transactions with related parties, Balance
Ningbo Kewei [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		5,358,850		5,358,850	5,423,600	1,479,400
Short-term financing to these parties		(5,358,850)		(5,358,850)	(5,423,600)	(1,479,400)
Short-term financing transactions with related parties, Balance
Ningbo Kunde [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		32,550		5,358,850	5,423,600	19,676,020
Short-term financing to these parties		(32,550)		(5,358,850)	(5,423,600)	(19,676,020)
Short-term financing transactions with related parties, Balance
Jiangdong Jihe [Member]
Short-term financing transactions with related parties
Short-term financing from related parties		14,739		2,426,534	2,455,854	7,464,857
Short-term financing to these parties		143,834		(2,426,534)	(2,340,978)	(7,574,528)
Short-term financing transactions with related parties, Balance						$ (112,459)

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 4) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Summary of amount due from related parties
Amounts due from related parties	$ 39,625	[1]	$ 39,350	[1]	$ 5,332,193	[2]
Summary of amount due to related parties
Amounts due to related parties	768,313	[1]	621,077	[1]	115,535	[3]
Ningbo Kunde [Member]
Summary of amount due from related parties
Amounts due from related parties					5,181,809
Jiangdong Jihe [Member]
Summary of amount due from related parties
Amounts due from related parties					112,459
Mr. Tao [Member]
Summary of amount due from related parties
Amounts due from related parties	39,625		39,350		37,925
Zhenhai Jinchi [Member]
Summary of amount due to related parties
Amounts due to related parties					115,416
Ningbo Xinhe [Member]
Summary of amount due from related parties
Amounts due from related parties
Summary of amount due to related parties
Amounts due to related parties	$ 768,313		$ 621,077		$ 119

[1]	Note 22
[2]	Note 24
[3]	Note 25

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 5) (Certain Other Parties [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Ningbo Litong Petrochemical Co., Ltd (Ningbo Litong) [Member]
Relationships and transactions with certain other parties
Relationship	Former 12.75% nominee shareholder of Ningbo Keyuan	Former 12.75% nominee shareholder of Ningbo Keyuan
Ningbo Jiangdong Haikai Construction Materials Store (Jiangdong Haikai) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former Vice President of Accounting
Ningbo JiangdongDeze Chemical Co., Ltd (Jiangdong Deze) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former (JiangdongDeze) Vice President of Accounting
Ningbo Anqi Petrochemical Co., Ltd (Ningbo Anqi) [Member]
Relationships and transactions with certain other parties
Relationship	Controlled by cousin of Mr. Weifeng Xue, Vice President of Accounting through August 2011	Controlled by cousin of Mr. WeifengXue, former (Ningbo Anqi) Vice President of Accounting
Ningbo Kewei Investment Co., Ltd (Ningbo Kewei) [Member]
Relationships and transactions with certain other parties
Relationship	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning September, 2011.	A related party through September 2011
Ningbo Kunde Petrochemical Co., Ltd (Ningbo Kunde) [Member]
Relationships and transactions with certain other parties
Relationship	A related party through September 2011 when control transferred, and included in transactions with certain other parties beginning October 1, 2011.	A related party through September 2011 when control transferred

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 6) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Transactions and amounts outstanding with certain other parties
Sales of products (a)	$ 47,734,203		$ 70,021,289	$ 772,762	$ 29,637,868	$ 29,625,766
Purchase of raw material (b)	21,912,149	9,536,282	22,358,020	9,536,282	20,253,780	18,994,104
Credit line of guarantee for bank borrowings (j)	141,062,000		161,687,800		81,136,800
Loan guarantee fees (d)	382,116	302,674	742,303	505,626	1,242,928
Short-term financing from these parties		12,862,621		47,612,617	49,873,894	74,983,618
Short-term financing to these parties (k)		(7,142,275)		(45,374,149)	47,608,361	77,030,336
Amounts due from these parties	15,773,715		15,773,715		2,740,970	2,217,854
Amounts due to these parties	2,690,514	17,851	2,690,514	17,851	130,458	110,134
Ningbo Litong [Member]
Transactions and amounts outstanding with certain other parties
Short-term financing from these parties		12,862,621		38,142,763	36,366,031	57,180,289
Short-term financing to these parties (k)		(7,142,275)		(35,904,295)	(34,100,498)	(59,343,172)
Amounts due from these parties						$ 2,217,854

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 7) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Guarantees for bank loans from other certain parties
Guarantee provided during the period	$ 141,062,000		$ 161,687,800
Ningbo Litong [Member]
Guarantees for bank loans from other certain parties
Guarantee provided during the period	30,000,000		50,625,800		81,136,800
Bank loans guaranteed	55,586,521		55,586,521		61,632,077	43,993,000
Ningbo Kewei [Member]
Guarantees for bank loans from other certain parties
Guarantee provided during the period	111,062,000		111,062,000
Bank loans guaranteed	$ 43,524,897		$ 43,524,897		$ 29,700,067

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details 8) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Short-term financing transactions from other related parties
Short-term financing from these parties		$ 12,862,621		$ 47,612,617	$ 49,873,894	$ 74,983,618
Short-term financing to these parties (k)		(7,142,275)		(45,374,149)	47,608,361	77,030,336
Balance amount from other related parties	15,773,715		15,773,715		2,740,970	2,217,854
Ningbo Litong [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties		12,862,621		38,142,763	36,366,031	57,180,289
Short-term financing to these parties (k)		(7,142,275)		(35,904,295)	(34,100,498)	(59,343,172)
Balance amount from other related parties						2,217,854
Jiangdong Haikai [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties						7,447,529
Short-term financing to these parties (k)						(7,331,364)
Balance amount from other related parties
Jiangdong Deze [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties				2,602,870	2,634,320	4,438,200
Short-term financing to these parties (k)				(2,602,870)	(2,634,320)	(4,438,200)
Balance amount from other related parties
Ningbo Anqi [Member]
Short-term financing transactions from other related parties
Short-term financing from these parties				6,866,984	10,873,543	5,917,600
Short-term financing to these parties (k)				(6,866,984)	(10,873,543)	(5,917,600)
Balance amount from other related parties

Related Party Transactions and Relationships and Transactions With Certain Other Parties (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products		$ 35,607,658		$ 58,217,477	$ 92,771,589	[1]	$ 111,860,732	[1]
Purchase of raw material		42,920		7,066,055	7,151,433		25,014,808
Purchase of transportation services	1,104,716	316,506	1,665,831	927,879	3,059,216		3,659,000
Guarantee fee as a percentage of loan principal			0.30%		0.30%		0.30%
Loan guarantee fees	113,084	419,665	203,984	756,919	1,299,886
Amount due from related parties	39,625		39,625		39,350		5,332,193
Loan guarantee fees included in statement of operation for Ningbo Hengfa, Ningbo Pacific and Ningbo Kewei					1,548,149
Ningbo Kunde [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products	40,684,392	35,607,658	52,843,930	58,150,912	92,704,220		101,680,459
Outstanding advances from related parties	596,530	3,077,199	596,530	3,077,199	130,458		130,458
Purchase of raw material	13,134,070	42,920	13,134,070	7,066,055	7,151,433		20,549,245
Outstanding advance payment in advance respect to raw material purchase transaction							5,181,809
Ningbo Kunde Other Parties [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products					22,277,072
Zhenhai Jinchi [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products				66,565	67,369		10,180,273
Ningbo Xinhe [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Purchase of transportation services	1,104,716	316,506	1,665,831	927,879	3,059,216		3,659,000
Amount owed in respect of transport services	768,313		768,313		621,077		119
Ningbo Hengfa [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees	32,255	73,644	65,022	150,116	272,993
Ningbo Pacific [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees	80,829	178,367	138,961	301,247	636,427
Ningbo Kewei [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Purchase of raw material							4,465,563
Outstanding advance payment in advance respect to raw material purchase transaction
Loan guarantee fees	202,419	167,654	368,040	305,556	390,466
Ningbo Kewei Other Parties [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Loan guarantee fees					216,361
Ningbo Litong [Member]
Related Party Transactions and Relationships and Transactions With Certain Other Parties (Textual)
Sales of products	7,049,811		17,177,359	772,762	7,360,796		29,625,766
Outstanding advances from related parties	11,887,500	17,851	11,887,500	17,851			110,134
Purchase of raw material	8,778,079	9,536,282	9,223,950	9,536,282	20,253,780		18,994,104
Outstanding advance payment in advance respect to raw material purchase transaction					2,740,970
Loan guarantee fees	$ 179,698	$ 302,674	$ 374,263	$ 505,626	$ 1,026,567

[1]	Note 24

Subsequent Events (Details)	12 Months Ended
Dec. 31, 2011
Subsequent Events (Textual)
New cooperation agreement to build a new production facility by company	January 2012
Expected annual production capacity of new Materials Industrial Park (metric tons)	400,000

Keyuan Petrochemicals, Inc. (Parent Company) (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Balance Sheets
Cash	$ 9,879,169	[1]	$ 7,325,017	[1]	$ 29,336,241	[2]
Other current assets	60,646,615	[3]	45,978,428	[3]	28,608,833	[4]
Total assets	766,485,188		529,843,840		452,968,948
Accounts payable	79,936,476		97,588,137		92,225,936
Accrued expenses and other payables	30,254,525	[5]	30,287,946	[5]	18,205,110	[6]
Dividends payable	2,381,759		2,381,759		234,393
Series B convertible preferred stock	16,451,552		16,451,552		16,701,565	[5]
Total stockholders’ equity	73,614,251		69,245,749		75,698,380		10,627,959
Total liabilities and stockholders' equity	766,485,188		529,843,840		452,968,948
Parent Company [Member]
Condensed Balance Sheets
Cash			5,089		392,741
Other current assets			392,770		570
Investment in subsidiaries			41,774,338		41,774,338
Total assets			42,172,197		42,167,649
Accounts payable			672,310		23,527
Accrued expenses and other payables			2,671,474		74,656
Inter-company liabilities			8,930,146		1,760,000
Dividends payable			2,381,760		234,393
Series B convertible preferred stock			16,451,553		16,701,565
Total stockholders’ equity			11,064,954		23,373,508
Total liabilities and stockholders' equity			$ 42,172,197		$ 42,167,649

[1]	Note 3
[2]	Note 2(d)
[3]	Note 8
[4]	Note 6
[5]	Note 14
[6]	Note 13

Keyuan Petrochemicals, Inc. (Parent Company) (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011		Dec. 31, 2010
Condensed statements of operations
General and administrative expenses	$ 2,656,620	$ 4,529,744	$ 5,266,815	$ 7,764,824	$ 17,858,807		$ 9,517,814
Interest expense	2,930,281	2,638,734	7,308,982	5,835,364	15,796,772		9,945,389
Loss before income taxes	(1,932,625)	1,156,711	(4,916,809)	(6,309,583)	4,289,578		(50,613,127)
Income tax expense	870,277	665,828	2,009,649	2,917,979	2,851,718	[1]	13,492,704	[1]
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders	(1,062,348)	1,822,539	(2,907,340)	(3,391,604)	7,141,296		(37,120,423)
Parent Company [Member]
Condensed statements of operations
General and administrative expenses					9,757,782		2,108,043
Interest expense					4,041		810
Loss before income taxes					9,761,823		2,108,853
Income tax expense
Net income (loss) attributable to Keyuan Petrochemicals Inc. stockholders					$ 9,761,823,000		$ 2,108,853,000

[1]	Note 20

Keyuan Petrochemicals, Inc. (Parent Company) (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,062,348	$ (1,822,539)	$ 2,907,340	$ 3,391,604	$ (7,141,296)	$ 37,120,423
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Share-based compensation expense			819,496	1,285,185	2,063,394	1,515,907
Liquidated damages					2,493,326
Other current assets			(16,565,560)	(23,036,081)	(18,500,179)	2,086,940
Decrease in trade payables			(18,462,125)	44,000,832	4,198,683	58,179,877
Net cash (used in) provided by operating activities			(106,934,901)	34,701,657	1,731,351	2,419,080
Cash flows from investing activities:
Net cash used in investing activities			(21,295,703)	(11,563,733)	(42,313,337)	(18,496,035)
Cash flows from financing activities:
Dividend paid				(1,396,964)	(2,585,647)	(902,886)
Repurchase of common stock						(400,000)
Additional paid in capital				7,332	7,332	220,000
Proceeds from Series A Private Placement, net						23,312,091
Proceeds from Series B Private Placement, net						18,949,232
Net cash provided by financing activities			131,548,092	(46,969,550)	16,934,305	30,651,853
Net increase (decrease) in cash			2,554,152	(23,553,231)	(22,011,224)	15,305,586
Cash at beginning of year			7,325,017	29,336,241	29,336,241	14,030,655
Cash at end of year	9,879,169	5,783,010	9,879,169	5,783,010	7,325,017	29,336,241
Parent Company [Member]
Cash flows from operating activities:
Net income					(9,761,823,000)	(2,108,853,000)
Adjustments to reconcile net income to net cash (Used in) provided by operating activities:
Share-based compensation expense						1,515,907,000
Stock option expense					2,063,394,000
Liquidated damages					2,493,326,000
Other current assets					(392,200,000)	(570,000)
Decrease in trade payables
Increase in accounts payable, accrued expenses and other payables					617,821,000	42,158,000
Net cash (used in) provided by operating activities					(4,979,482,000)	(551,358,000)
Cash flows from investing activities:
Investment in subsidiaries						(41,774,338,000)
Net cash used in investing activities						(41,774,338,000)
Cash flows from financing activities:
Advance from inter-group company					7,170,146,000	1,760,000,000
Dividend paid					(2,585,647,000)	(902,886,000)
Repurchase of common stock						(400,000,000)
Additional paid in capital					7,332,000
Proceeds from Series A Private Placement, net						23,312,091,000
Proceeds from Series B Private Placement, net						18,949,232,000
Net cash provided by financing activities					4,591,831,000	42,718,437,000
Net increase (decrease) in cash					(387,651,000)	392,741,000
Cash at beginning of year				392,741,000	392,741,000
Cash at end of year					$ 5,090,000	$ 392,741,000

Keyuan Petrochemicals, Inc. (Parent Company) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2010
Keyuan Petrochemicals, Inc. (Parent Company) (Textual)
Minimum percentage of profit after tax to be allocated to General Reserve under PRC	10.00%
Mandatory percentage of allocations of PAT to General Reserve to discontinue allocations under PRC	50.00%
Statutory reserve	$ 3,744,304	$ 3,744,304	$ 3,075,356	[1]
Restricted in the ability to transfer a portion of their net assets to either in the form of dividends, loans or advances under PRC	$ 57,144,304		$ 56,553,518

[1]	Note 18